UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)  (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)	The Registrant’s Tailored Shareholder Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

MGGAX

Mirova Global Green Bond Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Mirova Global Green Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%

Key Fund Statistics

Total Net Assets	$39,042,492
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	86
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$9,046

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.4%
Supra-National	4.8%
Special Purpose	6.2%
Financial	7.9%
Bank	8.9%
Utility-Electric	15.4%
Industrial	15.8%
Government National	25.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.8%
Denmark	3.0%
Sweden	3.3%
Supranationals	4.8%
Spain	6.4%
France	7.7%
Netherlands	7.9%
Italy	8.3%
United Kingdom	9.3%
United States	12.0%
Germany	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	8.5
Not rated	0.7
BB	4.4
BBB	49.4
A	12.4
AA	7.6
AAA	17.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class A

MGGAX

Mirova Global Green Bond Fund

Semi-annual Shareholder Report

June 30, 2024

TMGG88A-0624

Class N

MGGNX

Mirova Global Green Bond Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Mirova Global Green Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$30	0.60%

Key Fund Statistics

Total Net Assets	$39,042,492
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	86
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$9,046

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.4%
Supra-National	4.8%
Special Purpose	6.2%
Financial	7.9%
Bank	8.9%
Utility-Electric	15.4%
Industrial	15.8%
Government National	25.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.8%
Denmark	3.0%
Sweden	3.3%
Supranationals	4.8%
Spain	6.4%
France	7.7%
Netherlands	7.9%
Italy	8.3%
United Kingdom	9.3%
United States	12.0%
Germany	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	8.5
Not rated	0.7
BB	4.4
BBB	49.4
A	12.4
AA	7.6
AAA	17.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

MGGNX

Mirova Global Green Bond Fund

Semi-annual Shareholder Report

June 30, 2024

TMGG88N-0624

Class Y

MGGYX

Mirova Global Green Bond Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Mirova Global Green Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$32	0.65%

Key Fund Statistics

Total Net Assets	$39,042,492
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	86
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$9,046

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.4%
Supra-National	4.8%
Special Purpose	6.2%
Financial	7.9%
Bank	8.9%
Utility-Electric	15.4%
Industrial	15.8%
Government National	25.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.8%
Denmark	3.0%
Sweden	3.3%
Supranationals	4.8%
Spain	6.4%
France	7.7%
Netherlands	7.9%
Italy	8.3%
United Kingdom	9.3%
United States	12.0%
Germany	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	8.5
Not rated	0.7
BB	4.4
BBB	49.4
A	12.4
AA	7.6
AAA	17.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class Y

MGGYX

Mirova Global Green Bond Fund

Semi-annual Shareholder Report

June 30, 2024

TMGG88Y-0624

Class A

ESGMX

Mirova Global Sustainable Equity Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.20%

Key Fund Statistics

Total Net Assets	$1,058,232,421
# of Portfolio Holdings (including overnight repurchase agreements)	47
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$4,341,193

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	18.5%
Commercial Services & Supplies	3.4%
Broadline Retail	4.0%
Machinery	4.1%
Health Care Equipment & Supplies	5.2%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.2%
Chemicals	7.4%
Financial Services	7.9%
Pharmaceuticals	10.6%
Semiconductors & Semiconductor Equipment	12.8%
Software	14.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	6.1%
Novo Nordisk AS, Class B	5.0%
Microsoft Corp.	4.9%
Eli Lilly & Co.	4.5%
Mastercard, Inc., Class A	4.5%
eBay, Inc.	4.0%
Ecolab, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.9%
Thermo Fisher Scientific, Inc.	3.7%
Roper Technologies, Inc.	3.3%

Country Weightings

United States
62.6%
Denmark
7.0%
Netherlands
4.1%
Germany
4.0%
United Kingdom
4.0%
Taiwan
3.9%
France
3.6%
Other investments less than 3% of net assets*
10.8%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	10.8%
France	3.6%
Taiwan	3.9%
United Kingdom	4.0%
Germany	4.0%
Netherlands	4.1%
Denmark	7.0%
United States	62.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class A

ESGMX

Mirova Global Sustainable Equity Fund

Semi-annual Shareholder Report

June 30, 2024

TMG88A-0624

Class C

ESGCX

Mirova Global Sustainable Equity Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.95%

Key Fund Statistics

Total Net Assets	$1,058,232,421
# of Portfolio Holdings (including overnight repurchase agreements)	47
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$4,341,193

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	18.5%
Commercial Services & Supplies	3.4%
Broadline Retail	4.0%
Machinery	4.1%
Health Care Equipment & Supplies	5.2%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.2%
Chemicals	7.4%
Financial Services	7.9%
Pharmaceuticals	10.6%
Semiconductors & Semiconductor Equipment	12.8%
Software	14.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	6.1%
Novo Nordisk AS, Class B	5.0%
Microsoft Corp.	4.9%
Eli Lilly & Co.	4.5%
Mastercard, Inc., Class A	4.5%
eBay, Inc.	4.0%
Ecolab, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.9%
Thermo Fisher Scientific, Inc.	3.7%
Roper Technologies, Inc.	3.3%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	10.8%
France	3.6%
Taiwan	3.9%
United Kingdom	4.0%
Germany	4.0%
Netherlands	4.1%
Denmark	7.0%
United States	62.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class C

ESGCX

Mirova Global Sustainable Equity Fund

Semi-annual Shareholder Report

June 30, 2024

TMG88C-0624

Class N

ESGNX

Mirova Global Sustainable Equity Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$47	0.89%

Key Fund Statistics

Total Net Assets	$1,058,232,421
# of Portfolio Holdings (including overnight repurchase agreements)	47
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$4,341,193

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	18.5%
Commercial Services & Supplies	3.4%
Broadline Retail	4.0%
Machinery	4.1%
Health Care Equipment & Supplies	5.2%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.2%
Chemicals	7.4%
Financial Services	7.9%
Pharmaceuticals	10.6%
Semiconductors & Semiconductor Equipment	12.8%
Software	14.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	6.1%
Novo Nordisk AS, Class B	5.0%
Microsoft Corp.	4.9%
Eli Lilly & Co.	4.5%
Mastercard, Inc., Class A	4.5%
eBay, Inc.	4.0%
Ecolab, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.9%
Thermo Fisher Scientific, Inc.	3.7%
Roper Technologies, Inc.	3.3%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	10.8%
France	3.6%
Taiwan	3.9%
United Kingdom	4.0%
Germany	4.0%
Netherlands	4.1%
Denmark	7.0%
United States	62.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

ESGNX

Mirova Global Sustainable Equity Fund

Semi-annual Shareholder Report

June 30, 2024

TMG88N-0624

Class Y

ESGYX

Mirova Global Sustainable Equity Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$50	0.95%

Key Fund Statistics

Total Net Assets	$1,058,232,421
# of Portfolio Holdings (including overnight repurchase agreements)	47
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$4,341,193

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	18.5%
Commercial Services & Supplies	3.4%
Broadline Retail	4.0%
Machinery	4.1%
Health Care Equipment & Supplies	5.2%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.2%
Chemicals	7.4%
Financial Services	7.9%
Pharmaceuticals	10.6%
Semiconductors & Semiconductor Equipment	12.8%
Software	14.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	6.1%
Novo Nordisk AS, Class B	5.0%
Microsoft Corp.	4.9%
Eli Lilly & Co.	4.5%
Mastercard, Inc., Class A	4.5%
eBay, Inc.	4.0%
Ecolab, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.9%
Thermo Fisher Scientific, Inc.	3.7%
Roper Technologies, Inc.	3.3%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	10.8%
France	3.6%
Taiwan	3.9%
United Kingdom	4.0%
Germany	4.0%
Netherlands	4.1%
Denmark	7.0%
United States	62.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class Y

ESGYX

Mirova Global Sustainable Equity Fund

Semi-annual Shareholder Report

June 30, 2024

TMG88Y-0624

Class A

MRVAX

Mirova International Sustainable Equity Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Mirova International Sustainable Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.21%

Key Fund Statistics

Total Net Assets	$17,000,520
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.6%
Short-Term Investments	3.7%
Electronic Equipment, Instruments & Components	3.1%
Electric Utilities	3.8%
Health Care Equipment & Supplies	4.1%
Personal Care Products	4.6%
Insurance	5.0%
Building Products	6.0%
Banks	6.4%
Software	6.6%
Pharmaceuticals	8.9%
Chemicals	9.0%
Semiconductors & Semiconductor Equipment	11.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.8%
Novo Nordisk AS, Class B	5.5%
ASML Holding NV	5.3%
SAP SE	5.0%
KBC Group NV	4.3%
Iberdrola SA	3.8%
Air Liquide SA	3.5%
Symrise AG	3.4%
Kingspan Group PLC	3.4%
Legal & General Group PLC	3.1%

Country Weightings

United Kingdom
16.2%
France
11.6%
Germany
10.5%
Japan
9.8%
Denmark
8.3%
Netherlands
7.6%
Taiwan
5.8%
Ireland
5.1%
United States
4.9%
Belgium
4.3%
Canada
3.9%
Spain
3.8%
Other investments less than 3% of net assets*
8.2%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	8.2%
Spain	3.8%
Canada	3.9%
Belgium	4.3%
United States	4.9%
Ireland	5.1%
Taiwan	5.8%
Netherlands	7.6%
Denmark	8.3%
Japan	9.8%
Germany	10.5%
France	11.6%
United Kingdom	16.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class A

MRVAX

Mirova International Sustainable Equity Fund

Semi-annual Shareholder Report

June 30, 2024

TMIS88A-0624

Class N

MRVNX

Mirova International Sustainable Equity Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Mirova International Sustainable Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$46	0.91%

Key Fund Statistics

Total Net Assets	$17,000,520
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.6%
Short-Term Investments	3.7%
Electronic Equipment, Instruments & Components	3.1%
Electric Utilities	3.8%
Health Care Equipment & Supplies	4.1%
Personal Care Products	4.6%
Insurance	5.0%
Building Products	6.0%
Banks	6.4%
Software	6.6%
Pharmaceuticals	8.9%
Chemicals	9.0%
Semiconductors & Semiconductor Equipment	11.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.8%
Novo Nordisk AS, Class B	5.5%
ASML Holding NV	5.3%
SAP SE	5.0%
KBC Group NV	4.3%
Iberdrola SA	3.8%
Air Liquide SA	3.5%
Symrise AG	3.4%
Kingspan Group PLC	3.4%
Legal & General Group PLC	3.1%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	8.2%
Spain	3.8%
Canada	3.9%
Belgium	4.3%
United States	4.9%
Ireland	5.1%
Taiwan	5.8%
Netherlands	7.6%
Denmark	8.3%
Japan	9.8%
Germany	10.5%
France	11.6%
United Kingdom	16.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

MRVNX

Mirova International Sustainable Equity Fund

Semi-annual Shareholder Report

June 30, 2024

TMIS88N-0624

Class Y

MRVYX

Mirova International Sustainable Equity Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Mirova International Sustainable Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	0.96%

Key Fund Statistics

Total Net Assets	$17,000,520
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.6%
Short-Term Investments	3.7%
Electronic Equipment, Instruments & Components	3.1%
Electric Utilities	3.8%
Health Care Equipment & Supplies	4.1%
Personal Care Products	4.6%
Insurance	5.0%
Building Products	6.0%
Banks	6.4%
Software	6.6%
Pharmaceuticals	8.9%
Chemicals	9.0%
Semiconductors & Semiconductor Equipment	11.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.8%
Novo Nordisk AS, Class B	5.5%
ASML Holding NV	5.3%
SAP SE	5.0%
KBC Group NV	4.3%
Iberdrola SA	3.8%
Air Liquide SA	3.5%
Symrise AG	3.4%
Kingspan Group PLC	3.4%
Legal & General Group PLC	3.1%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	8.2%
Spain	3.8%
Canada	3.9%
Belgium	4.3%
United States	4.9%
Ireland	5.1%
Taiwan	5.8%
Netherlands	7.6%
Denmark	8.3%
Japan	9.8%
Germany	10.5%
France	11.6%
United Kingdom	16.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class Y

MRVYX

Mirova International Sustainable Equity Fund

Semi-annual Shareholder Report

June 30, 2024

TMIS88Y-0624

Class A

NOIAX

Natixis Oakmark International Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.15%

Key Fund Statistics

Total Net Assets	$356,768,306
# of Portfolio Holdings (including overnight repurchase agreements)	68
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,034,758

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.9%
Hotels, Restaurants & Leisure	3.4%
Financial Services	4.1%
Broadline Retail	4.4%
Health Care Providers & Services	4.8%
Insurance	4.9%
Automobiles	5.0%
Textiles, Apparel & Luxury Goods	6.1%
Pharmaceuticals	6.2%
Machinery	9.2%
Banks	10.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

BNP Paribas SA	3.5%
Bayer AG	3.4%
Lloyds Banking Group PLC	3.3%
CNH Industrial NV	3.2%
Kering SA	3.0%
Prudential PLC	2.8%
Mercedes-Benz Group AG, (Registered)	2.7%
Prosus NV	2.6%
Continental AG	2.5%
Fresenius Medical Care AG	2.5%

Country Weightings

Germany
25.2%
United Kingdom
16.2%
France
15.9%
Switzerland
7.9%
Netherlands
6.2%
United States
5.4%
Korea
3.2%
Other investments less than 3% of net assets*
22.2%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.2%
Korea	3.2%
United States	5.4%
Netherlands	6.2%
Switzerland	7.9%
France	15.9%
United Kingdom	16.2%
Germany	25.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class A

NOIAX

Natixis Oakmark International Fund

Semi-annual Shareholder Report

June 30, 2024

TOI88A-0624

Class C

NOICX

Natixis Oakmark International Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.90%

Key Fund Statistics

Total Net Assets	$356,768,306
# of Portfolio Holdings (including overnight repurchase agreements)	68
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,034,758

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.9%
Hotels, Restaurants & Leisure	3.4%
Financial Services	4.1%
Broadline Retail	4.4%
Health Care Providers & Services	4.8%
Insurance	4.9%
Automobiles	5.0%
Textiles, Apparel & Luxury Goods	6.1%
Pharmaceuticals	6.2%
Machinery	9.2%
Banks	10.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

BNP Paribas SA	3.5%
Bayer AG	3.4%
Lloyds Banking Group PLC	3.3%
CNH Industrial NV	3.2%
Kering SA	3.0%
Prudential PLC	2.8%
Mercedes-Benz Group AG, (Registered)	2.7%
Prosus NV	2.6%
Continental AG	2.5%
Fresenius Medical Care AG	2.5%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.2%
Korea	3.2%
United States	5.4%
Netherlands	6.2%
Switzerland	7.9%
France	15.9%
United Kingdom	16.2%
Germany	25.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class C

NOICX

Natixis Oakmark International Fund

Semi-annual Shareholder Report

June 30, 2024

TOI88C-0624

Class N

NIONX

Natixis Oakmark International Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$41	0.85%

Key Fund Statistics

Total Net Assets	$356,768,306
# of Portfolio Holdings (including overnight repurchase agreements)	68
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,034,758

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.9%
Hotels, Restaurants & Leisure	3.4%
Financial Services	4.1%
Broadline Retail	4.4%
Health Care Providers & Services	4.8%
Insurance	4.9%
Automobiles	5.0%
Textiles, Apparel & Luxury Goods	6.1%
Pharmaceuticals	6.2%
Machinery	9.2%
Banks	10.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

BNP Paribas SA	3.5%
Bayer AG	3.4%
Lloyds Banking Group PLC	3.3%
CNH Industrial NV	3.2%
Kering SA	3.0%
Prudential PLC	2.8%
Mercedes-Benz Group AG, (Registered)	2.7%
Prosus NV	2.6%
Continental AG	2.5%
Fresenius Medical Care AG	2.5%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.2%
Korea	3.2%
United States	5.4%
Netherlands	6.2%
Switzerland	7.9%
France	15.9%
United Kingdom	16.2%
Germany	25.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

NIONX

Natixis Oakmark International Fund

Semi-annual Shareholder Report

June 30, 2024

TOI88N-0624

Class Y

NOIYX

Natixis Oakmark International Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.90%

Key Fund Statistics

Total Net Assets	$356,768,306
# of Portfolio Holdings (including overnight repurchase agreements)	68
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,034,758

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.9%
Hotels, Restaurants & Leisure	3.4%
Financial Services	4.1%
Broadline Retail	4.4%
Health Care Providers & Services	4.8%
Insurance	4.9%
Automobiles	5.0%
Textiles, Apparel & Luxury Goods	6.1%
Pharmaceuticals	6.2%
Machinery	9.2%
Banks	10.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

BNP Paribas SA	3.5%
Bayer AG	3.4%
Lloyds Banking Group PLC	3.3%
CNH Industrial NV	3.2%
Kering SA	3.0%
Prudential PLC	2.8%
Mercedes-Benz Group AG, (Registered)	2.7%
Prosus NV	2.6%
Continental AG	2.5%
Fresenius Medical Care AG	2.5%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.2%
Korea	3.2%
United States	5.4%
Netherlands	6.2%
Switzerland	7.9%
France	15.9%
United Kingdom	16.2%
Germany	25.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class Y

NOIYX

Natixis Oakmark International Fund

Semi-annual Shareholder Report

June 30, 2024

TOI88Y-0624

Class A

NEFSX

Natixis U.S. Equity Opportunities Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.08%

Key Fund Statistics

Total Net Assets	$1,048,929,432
# of Portfolio Holdings (including overnight repurchase agreements)	72
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$3,384,357

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.8%
Short-Term Investments	3.3%
Media	3.1%
Broadline Retail	3.3%
Consumer Finance	3.5%
Financial Services	4.2%
Automobiles	4.5%
Entertainment	4.9%
Oil, Gas & Consumable Fuels	5.9%
Capital Markets	6.9%
Semiconductors & Semiconductor Equipment	7.1%
Banks	7.5%
Software	8.2%
Interactive Media & Services	8.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	4.7%
Alphabet, Inc., Class A	4.7%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.0%
Bank of America Corp.	2.7%
Netflix, Inc.	2.6%
Salesforce, Inc.	2.5%
Tesla, Inc.	2.4%
Deere & Co.	2.1%
Oracle Corp.	2.1%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.08% from 1.12%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

TSMC88A-0624

Class C

NECCX

Natixis U.S. Equity Opportunities Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.83%

Key Fund Statistics

Total Net Assets	$1,048,929,432
# of Portfolio Holdings (including overnight repurchase agreements)	72
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$3,384,357

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.8%
Short-Term Investments	3.3%
Media	3.1%
Broadline Retail	3.3%
Consumer Finance	3.5%
Financial Services	4.2%
Automobiles	4.5%
Entertainment	4.9%
Oil, Gas & Consumable Fuels	5.9%
Capital Markets	6.9%
Semiconductors & Semiconductor Equipment	7.1%
Banks	7.5%
Software	8.2%
Interactive Media & Services	8.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	4.7%
Alphabet, Inc., Class A	4.7%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.0%
Bank of America Corp.	2.7%
Netflix, Inc.	2.6%
Salesforce, Inc.	2.5%
Tesla, Inc.	2.4%
Deere & Co.	2.1%
Oracle Corp.	2.1%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.83% from 1.87%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

TSMC88C-0624

Class N

NESNX

Natixis U.S. Equity Opportunities Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$40	0.77%

Key Fund Statistics

Total Net Assets	$1,048,929,432
# of Portfolio Holdings (including overnight repurchase agreements)	72
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$3,384,357

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.8%
Short-Term Investments	3.3%
Media	3.1%
Broadline Retail	3.3%
Consumer Finance	3.5%
Financial Services	4.2%
Automobiles	4.5%
Entertainment	4.9%
Oil, Gas & Consumable Fuels	5.9%
Capital Markets	6.9%
Semiconductors & Semiconductor Equipment	7.1%
Banks	7.5%
Software	8.2%
Interactive Media & Services	8.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	4.7%
Alphabet, Inc., Class A	4.7%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.0%
Bank of America Corp.	2.7%
Netflix, Inc.	2.6%
Salesforce, Inc.	2.5%
Tesla, Inc.	2.4%
Deere & Co.	2.1%
Oracle Corp.	2.1%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.78% from 0.82%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

TSMC88N-0624

Class Y

NESYX

Natixis U.S. Equity Opportunities Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.83%

Key Fund Statistics

Total Net Assets	$1,048,929,432
# of Portfolio Holdings (including overnight repurchase agreements)	72
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$3,384,357

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.8%
Short-Term Investments	3.3%
Media	3.1%
Broadline Retail	3.3%
Consumer Finance	3.5%
Financial Services	4.2%
Automobiles	4.5%
Entertainment	4.9%
Oil, Gas & Consumable Fuels	5.9%
Capital Markets	6.9%
Semiconductors & Semiconductor Equipment	7.1%
Banks	7.5%
Software	8.2%
Interactive Media & Services	8.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	4.7%
Alphabet, Inc., Class A	4.7%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.0%
Bank of America Corp.	2.7%
Netflix, Inc.	2.6%
Salesforce, Inc.	2.5%
Tesla, Inc.	2.4%
Deere & Co.	2.1%
Oracle Corp.	2.1%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.83% from 0.87%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

TSMC88Y-0624

Class A

NEFJX

Vaughan Nelson Small Cap Value Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.25%

Key Fund Statistics

Total Net Assets	$1,078,294,121
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,500,876

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.3%
Short-Term Investments	5.1%
Health Care Equipment & Supplies	3.0%
Household Durables	3.1%
Capital Markets	3.4%
Machinery	3.5%
Insurance	3.5%
Building Products	3.9%
Semiconductors & Semiconductor Equipment	4.0%
Health Care Providers & Services	4.1%
Electronic Equipment, Instruments & Components	4.4%
Specialty Retail	4.7%
Oil, Gas & Consumable Fuels	5.7%
Trading Companies & Distributors	7.1%
Chemicals	7.4%
Banks	9.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Element Solutions, Inc.	3.5%
Western Alliance Bancorp	2.1%
First American Financial Corp.	2.0%
Kirby Corp.	2.0%
Globus Medical, Inc., Class A	2.0%
Janus International Group, Inc.	2.0%
Comerica, Inc.	1.9%
Beacon Roofing Supply, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Insight Enterprises, Inc.	1.8%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

TVSC88A-0624

Class C

NEJCX

Vaughan Nelson Small Cap Value Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	2.00%

Key Fund Statistics

Total Net Assets	$1,078,294,121
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,500,876

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.3%
Short-Term Investments	5.1%
Health Care Equipment & Supplies	3.0%
Household Durables	3.1%
Capital Markets	3.4%
Machinery	3.5%
Insurance	3.5%
Building Products	3.9%
Semiconductors & Semiconductor Equipment	4.0%
Health Care Providers & Services	4.1%
Electronic Equipment, Instruments & Components	4.4%
Specialty Retail	4.7%
Oil, Gas & Consumable Fuels	5.7%
Trading Companies & Distributors	7.1%
Chemicals	7.4%
Banks	9.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Element Solutions, Inc.	3.5%
Western Alliance Bancorp	2.1%
First American Financial Corp.	2.0%
Kirby Corp.	2.0%
Globus Medical, Inc., Class A	2.0%
Janus International Group, Inc.	2.0%
Comerica, Inc.	1.9%
Beacon Roofing Supply, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Insight Enterprises, Inc.	1.8%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

TVSC88C-0624

Class N

VSCNX

Vaughan Nelson Small Cap Value Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$48	0.95%

Key Fund Statistics

Total Net Assets	$1,078,294,121
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,500,876

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.3%
Short-Term Investments	5.1%
Health Care Equipment & Supplies	3.0%
Household Durables	3.1%
Capital Markets	3.4%
Machinery	3.5%
Insurance	3.5%
Building Products	3.9%
Semiconductors & Semiconductor Equipment	4.0%
Health Care Providers & Services	4.1%
Electronic Equipment, Instruments & Components	4.4%
Specialty Retail	4.7%
Oil, Gas & Consumable Fuels	5.7%
Trading Companies & Distributors	7.1%
Chemicals	7.4%
Banks	9.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Element Solutions, Inc.	3.5%
Western Alliance Bancorp	2.1%
First American Financial Corp.	2.0%
Kirby Corp.	2.0%
Globus Medical, Inc., Class A	2.0%
Janus International Group, Inc.	2.0%
Comerica, Inc.	1.9%
Beacon Roofing Supply, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Insight Enterprises, Inc.	1.8%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

TVSC88N-0624

Class Y

NEJYX

Vaughan Nelson Small Cap Value Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$50	1.00%

Key Fund Statistics

Total Net Assets	$1,078,294,121
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,500,876

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.3%
Short-Term Investments	5.1%
Health Care Equipment & Supplies	3.0%
Household Durables	3.1%
Capital Markets	3.4%
Machinery	3.5%
Insurance	3.5%
Building Products	3.9%
Semiconductors & Semiconductor Equipment	4.0%
Health Care Providers & Services	4.1%
Electronic Equipment, Instruments & Components	4.4%
Specialty Retail	4.7%
Oil, Gas & Consumable Fuels	5.7%
Trading Companies & Distributors	7.1%
Chemicals	7.4%
Banks	9.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Element Solutions, Inc.	3.5%
Western Alliance Bancorp	2.1%
First American Financial Corp.	2.0%
Kirby Corp.	2.0%
Globus Medical, Inc., Class A	2.0%
Janus International Group, Inc.	2.0%
Comerica, Inc.	1.9%
Beacon Roofing Supply, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Insight Enterprises, Inc.	1.8%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

TVSC88Y-0624

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Financial Statements and Other Important Information are as follows:

Semi-annual Financial Statements and Other Important Information
June 30, 2024

Loomis Sayles International Growth Fund
Natixis Oakmark Fund
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund
Vaughan Nelson Mid Cap Fund
Vaughan Nelson Small Cap Value Fund

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Australia — 5.3%
30,412	WiseTech Global Ltd.	$2,021,754
	Belgium — 1.8%
11,571	Anheuser-Busch InBev SA	671,763
	Brazil — 9.1%
447,628	Ambev SA, ADR	917,638
1,523	MercadoLibre, Inc.(a)	2,502,898
		3,420,536
	Canada — 3.0%
17,017	Shopify, Inc., Class A(a)	1,123,973
	China — 20.8%
4,903	Alibaba Group Holding Ltd., ADR(b)	353,016
5,995	Baidu, Inc., ADR(a)(b)	518,448
83,600	Budweiser Brewing Co. APAC Ltd.	98,396
4,600	Kweichow Moutai Co. Ltd., Class A	922,456
5,191	NXP Semiconductors NV	1,396,846
34,800	Tencent Holdings Ltd.(b)	1,650,923
34,699	Trip.com Group Ltd., ADR(a)(b)	1,630,853
58,253	Vipshop Holdings Ltd., ADR(b)	758,454
17,584	Yum China Holdings, Inc.	542,291
		7,871,683
	Denmark — 9.0%
23,690	Novo Nordisk AS, Class B	3,389,678
	France — 4.2%
3,566	EssilorLuxottica SA	766,275
9,081	Sodexo SA	818,025
		1,584,300
	Germany — 4.2%
7,982	SAP SE	1,603,389
	Japan — 3.2%
34,800	FANUC Corp.	955,354
7,400	Unicharm Corp.	237,801
		1,193,155
	Macau — 0.6%
51,000	Galaxy Entertainment Group Ltd.	237,350
	Netherlands — 5.6%
1,554	Adyen NV(a)	1,845,648
9,081	Pluxee NV(a)	255,699
		2,101,347
	Switzerland — 4.5%
9,378	CRISPR Therapeutics AG(a)	506,506
11,042	Novartis AG, (Registered)	1,175,659
		1,682,165
	United Kingdom — 4.7%
9,282	Diageo PLC	291,399
13,647	Reckitt Benckiser Group PLC	738,291
13,927	Unilever PLC	763,983
		1,793,673
	United States — 22.7%
13,382	ARM Holdings PLC, ADR(a)	2,189,563
10,558	Block, Inc.(a)	680,885
19,929	Doximity, Inc., Class A(a)	557,414
25,636	Experian PLC	1,190,965
9,802	Nestle SA, (Registered)	1,000,532
Shares	Description	Value (†)
	United States — continued
3,702	Roche Holding AG	$1,025,671
9,676	Tesla, Inc.(a)	1,914,687
		8,559,717
	Total Common Stocks (Identified Cost $36,286,544)	37,254,483

Principal Amount
Short-Term Investments — 1.0%
$398,899	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $399,016 on 7/01/2024 collateralized by $411,000 U.S. Treasury Note, 4.125% due 6/15/2026 valued at $406,887 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $398,899)	398,899
	Total Investments — 99.7% (Identified Cost $36,685,443)	37,653,382
	Other assets less liabilities — 0.3%	94,838
	Net Assets — 100.0%	$37,748,220

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China. See Note 9 of Notes to Financial Statements.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Industry Summary at June 30, 2024 (Unaudited)
Pharmaceuticals	14.8%
Software	9.5
Broadline Retail	9.5
Semiconductors & Semiconductor Equipment	9.5
Hotels, Restaurants & Leisure	8.5
Beverages	7.8
Financial Services	6.7
Interactive Media & Services	5.8
Automobiles	5.1
Professional Services	3.2
IT Services	3.0
Food Products	2.6
Machinery	2.6
Household Products	2.5
Health Care Equipment & Supplies	2.0
Personal Care Products	2.0
Other Investments, less than 2% each	3.6
Short-Term Investments	1.0
Total Investments	99.7
Other assets less liabilities	0.3
Net Assets	100.0%
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles International Growth Fund (continued)
Currency Exposure Summary at June 30, 2024 (Unaudited)
United States Dollar	42.4%
Euro	17.8
Danish Krone	9.0
Swiss Franc	8.4
British Pound	5.9
Australian Dollar	5.3
Hong Kong Dollar	5.3
Japanese Yen	3.2
Yuan Renminbi	2.4
Total Investments	99.7
Other assets less liabilities	0.3
Net Assets	100.0%
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 95.7% of Net Assets
	Automobile Components — 2.0%
262,367	BorgWarner, Inc.	$8,458,712
206,600	Magna International, Inc.	8,656,540
		17,115,252
	Automobiles — 2.9%
519,460	General Motors Co.	24,134,111
	Banks — 11.4%
495,036	Bank of America Corp.	19,687,582
410,118	Citigroup, Inc.	26,026,088
8,730	First Citizens BancShares, Inc., Class A	14,697,915
309,600	Truist Financial Corp.	12,027,960
401,704	Wells Fargo & Co.	23,857,201
		96,296,746
	Broadline Retail — 1.1%
167,465	eBay, Inc.	8,996,220
	Building Products — 2.5%
165,500	Fortune Brands Innovations, Inc.	10,747,570
152,500	Masco Corp.	10,167,175
		20,914,745
	Capital Markets — 12.8%
283,482	Bank of New York Mellon Corp.	16,977,737
10,830	BlackRock, Inc.	8,526,676
326,639	Charles Schwab Corp.	24,070,028
17,098	Goldman Sachs Group, Inc.	7,733,767
153,166	Intercontinental Exchange, Inc.	20,966,894
6,921	Moody's Corp.	2,913,256
203,238	Nasdaq, Inc.	12,247,122
192,766	State Street Corp.	14,264,684
		107,700,164
	Chemicals — 3.2%
59,966	Celanese Corp.	8,088,814
343,200	Corteva, Inc.	18,512,208
		26,601,022
	Communications Equipment — 0.8%
149,100	Cisco Systems, Inc.	7,083,741
	Consumer Finance — 5.1%
472,654	Ally Financial, Inc.	18,750,184
17,373	American Express Co.	4,022,718
144,606	Capital One Financial Corp.	20,020,701
		42,793,603
	Consumer Staples Distribution & Retail — 2.2%
378,800	Kroger Co.	18,913,484
	Electronic Equipment, Instruments & Components — 0.9%
47,865	TE Connectivity Ltd.	7,200,332
	Entertainment — 2.2%
36,700	Walt Disney Co.	3,643,943
1,953,252	Warner Bros. Discovery, Inc.(a)	14,532,195
		18,176,138
	Financial Services — 4.8%
294,600	Corebridge Financial, Inc.	8,578,752
156,169	Fiserv, Inc.(a)	23,275,428
88,900	Global Payments, Inc.	8,596,630
		40,450,810
	Health Care Equipment & Supplies — 1.0%
253,900	Baxter International, Inc.	8,492,955
Shares	Description	Value (†)
	Health Care Providers & Services — 3.1%
288,200	Centene Corp.(a)	$19,107,660
115,100	CVS Health Corp.	6,797,806
		25,905,466
	Insurance — 5.5%
277,935	American International Group, Inc.	20,633,894
46,037	Reinsurance Group of America, Inc.	9,450,015
63,163	Willis Towers Watson PLC	16,557,549
		46,641,458
	Interactive Media & Services — 3.7%
168,820	Alphabet, Inc., Class A	30,750,563
	Life Sciences Tools & Services — 2.6%
102,400	IQVIA Holdings, Inc.(a)	21,651,456
	Machinery — 2.6%
59,700	Deere & Co.	22,305,711
	Media — 4.9%
62,445	Charter Communications, Inc., Class A(a)	18,668,557
459,842	Comcast Corp., Class A	18,007,413
79,500	Liberty Broadband Corp., Class C(a)	4,358,190
		41,034,160
	Oil, Gas & Consumable Fuels — 9.1%
534,572	APA Corp.	15,737,800
188,030	ConocoPhillips	21,506,871
163,460	EOG Resources, Inc.	20,574,710
135,900	Phillips 66	19,185,003
		77,004,384
	Passenger Airlines — 1.7%
307,600	Delta Air Lines, Inc.	14,592,544
	Personal Care Products — 1.6%
735,900	Kenvue, Inc.	13,378,662
	Professional Services — 1.6%
56,000	Equifax, Inc.	13,577,760
	Real Estate Management & Development — 2.3%
218,718	CBRE Group, Inc., Class A(a)	19,489,961
	Software — 2.2%
73,500	Salesforce, Inc.	18,896,850
	Tobacco — 1.9%
345,514	Altria Group, Inc.	15,738,163
	Total Common Stocks (Identified Cost $723,354,274)	805,836,461
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Oakmark Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 4.7%
$39,853,053	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $39,864,677 on 7/01/2024 collateralized by $32,538,100 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $40,650,251 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $39,853,053)	$39,853,053
	Total Investments — 100.4% (Identified Cost $763,207,327)	845,689,514
	Other assets less liabilities — (0.4)%	(3,478,525)
	Net Assets — 100.0%	$842,210,989

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
Industry Summary at June 30, 2024 (Unaudited)
Capital Markets	12.8%
Banks	11.4
Oil, Gas & Consumable Fuels	9.1
Insurance	5.5
Consumer Finance	5.1
Media	4.9
Financial Services	4.8
Interactive Media & Services	3.7
Chemicals	3.2
Health Care Providers & Services	3.1
Automobiles	2.9
Machinery	2.6
Life Sciences Tools & Services	2.6
Building Products	2.5
Real Estate Management & Development	2.3
Consumer Staples Distribution & Retail	2.2
Software	2.2
Entertainment	2.2
Automobile Components	2.0
Other Investments, less than 2% each	10.6
Short-Term Investments	4.7
Total Investments	100.4
Other assets less liabilities	(0.4)
Net Assets	100.0%
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 95.0% of Net Assets
	Australia — 0.7%
265,200	Brambles Ltd.	$2,559,160
	Belgium — 1.1%
70,100	Anheuser-Busch InBev SA	4,069,709
	Canada — 1.6%
191,100	Open Text Corp.	5,738,378
	China — 1.8%
705,400	Alibaba Group Holding Ltd.	6,357,656
	Denmark — 1.7%
40,100	DSV AS	6,155,272
	France — 16.0%
126,675	Accor SA	5,183,415
29,500	Airbus SE	4,048,776
193,591	BNP Paribas SA	12,380,548
19,166	Capgemini SE	3,807,085
70,900	Danone SA	4,342,610
144,910	Edenred SE	6,145,898
88,600	Eurofins Scientific SE	4,436,109
29,215	Kering SA	10,626,808
18,092	Publicis Groupe SA	1,921,715
73,964	Valeo SE	790,922
300,651	Worldline SA(a)	3,276,386
		56,960,272
	Germany — 25.1%
17,000	adidas AG	4,059,031
26,561	Allianz SE	7,376,813
432,330	Bayer AG	12,186,527
87,200	Bayerische Motoren Werke AG	8,248,374
60,522	Brenntag SE	4,082,811
155,873	Continental AG	8,828,209
142,281	Daimler Truck Holding AG	5,674,613
229,500	Fresenius Medical Care AG	8,770,748
280,600	Fresenius SE & Co. KGaA(a)	8,382,723
36,742	Henkel AG & Co. KGaA	2,890,755
138,014	Mercedes-Benz Group AG, (Registered)	9,552,156
12,989	SAP SE	2,609,173
28,400	Siemens AG	5,285,965
385,000	thyssenkrupp AG	1,666,776
		89,614,674
	India — 0.7%
172,175	Axis Bank Ltd.	2,609,279
	Indonesia — 0.5%
5,095,900	Bank Mandiri Persero Tbk. PT	1,906,446
	Ireland — 2.2%
47,626	Ryanair Holdings PLC, ADR	5,545,572
52,800	Smurfit Kappa Group PLC	2,355,019
		7,900,591
	Italy — 2.0%
1,945,135	Intesa Sanpaolo SpA	7,228,926
	Japan — 2.3%
319,900	Fujitsu Ltd.	5,017,145
112,200	Komatsu Ltd.	3,277,309
		8,294,454
	Korea — 1.7%
49,532	NAVER Corp.	5,960,365
	Netherlands — 6.2%
73,900	Akzo Nobel NV	4,504,151
Shares	Description	Value (†)
	Netherlands — continued
50,435	EXOR NV	$5,268,290
102,300	Koninklijke Ahold Delhaize NV	3,010,391
260,396	Prosus NV	9,259,285
		22,042,117
	Spain — 1.2%
61,594	Amadeus IT Group SA	4,098,736
	Sweden — 3.0%
134,700	Sandvik AB	2,706,704
213,403	SKF AB, Class B	4,288,812
138,900	Volvo AB, Class B	3,568,955
		10,564,471
	Switzerland — 7.9%
16,383	Cie Financiere Richemont SA, Class A	2,560,383
1,219,180	Glencore PLC	6,937,462
27,753	Holcim AG	2,453,145
35,462	Novartis AG, (Registered)	3,775,697
22,290	Roche Holding AG	6,175,639
6,573	Schindler Holding AG	1,649,189
22,399	Swatch Group AG	4,589,049
		28,140,564
	United Kingdom — 16.1%
64,500	Ashtead Group PLC	4,300,450
19,800	Bunzl PLC	752,283
89,300	Compass Group PLC	2,432,827
52,177	Informa PLC	563,091
182,693	Liberty Global Ltd., Class A(a)	3,184,339
16,985,900	Lloyds Banking Group PLC	11,715,416
1,110,800	Prudential PLC	10,071,639
104,700	Reckitt Benckiser Group PLC	5,664,184
1,455,782	Schroders PLC	6,662,431
293,500	Smith & Nephew PLC	3,637,140
110,900	Smiths Group PLC	2,386,191
655,740	WPP PLC	6,004,394
		57,374,385
	United States — 3.2%
1,118,392	CNH Industrial NV	11,329,311
	Total Common Stocks (Identified Cost $340,978,457)	338,904,766

Preferred Stocks — 1.6%
	Korea — 1.6%
123,000	Samsung Electronics Co. Ltd., 1.704%, (KRW) (Identified Cost $6,487,208)	5,647,760
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Oakmark International Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.1%
$7,721,804	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $7,724,056 on 7/01/2024 collateralized by $6,304,500 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $7,876,313 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,721,804)	$7,721,804
	Total Investments — 98.7% (Identified Cost $355,187,469)	352,274,330
	Other assets less liabilities — 1.3%	4,493,976
	Net Assets — 100.0%	$356,768,306

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

KRW	South Korean Won
Industry Summary at June 30, 2024 (Unaudited)
Banks	10.0%
Machinery	9.2
Pharmaceuticals	6.2
Textiles, Apparel & Luxury Goods	6.1
Automobiles	5.0
Insurance	4.9
Health Care Providers & Services	4.8
Broadline Retail	4.4
Financial Services	4.1
Hotels, Restaurants & Leisure	3.4
Automobile Components	2.7
Trading Companies & Distributors	2.5
IT Services	2.5
Metals & Mining	2.4
Household Products	2.4
Media	2.3
Software	2.3
Industrial Conglomerates	2.2
Other Investments, less than 2% each	19.2
Short-Term Investments	2.1
Total Investments	98.7
Other assets less liabilities	1.3
Net Assets	100.0%
Currency Exposure Summary at June 30, 2024 (Unaudited)
Euro	52.3%
British Pound	17.1
United States Dollar	7.7
Swiss Franc	6.0
South Korean Won	3.3
Swedish Krona	3.0
Japanese Yen	2.3
Other, less than 2% each	7.0
Total Investments	98.7
Other assets less liabilities	1.3
Net Assets	100.0%
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 96.8% of Net Assets
	Aerospace & Defense — 2.1%
118,354	Boeing Co.(a)	$21,541,612
	Air Freight & Logistics — 0.5%
44,131	Expeditors International of Washington, Inc.	5,507,107
	Automobile Components — 0.4%
130,025	Mobileye Global, Inc., Class A(a)	3,651,752
	Automobiles — 4.5%
479,700	General Motors Co.	22,286,862
124,786	Tesla, Inc.(a)	24,692,654
		46,979,516
	Banks — 7.5%
721,300	Bank of America Corp.	28,686,101
271,800	Citigroup, Inc.	17,248,428
7,910	First Citizens BancShares, Inc., Class A	13,317,355
330,000	Wells Fargo & Co.	19,598,700
		78,850,584
	Beverages — 1.7%
12,106	Boston Beer Co., Inc., Class A(a)	3,692,935
285,483	Monster Beverage Corp.(a)	14,259,876
		17,952,811
	Biotechnology — 2.6%
50,406	Alnylam Pharmaceuticals, Inc.(a)	12,248,658
57,026	CRISPR Therapeutics AG(a)	3,079,974
6,285	GRAIL, Inc.(a)	96,593
11,662	Regeneron Pharmaceuticals, Inc.(a)	12,257,112
		27,682,337
	Broadline Retail — 3.3%
45,748	Alibaba Group Holding Ltd., ADR	3,293,856
162,393	Amazon.com, Inc.(a)	31,382,447
		34,676,303
	Building Products — 1.0%
156,600	Masco Corp.	10,440,522
	Capital Markets — 6.9%
294,100	Bank of New York Mellon Corp.	17,613,649
231,645	Charles Schwab Corp.	17,069,920
13,934	FactSet Research Systems, Inc.	5,688,834
153,400	Intercontinental Exchange, Inc.	20,998,926
11,528	MSCI, Inc.	5,553,614
86,973	SEI Investments Co.	5,626,284
		72,551,227
	Chemicals — 1.5%
291,300	Corteva, Inc.	15,712,722
	Consumer Finance — 3.5%
369,700	Ally Financial, Inc.	14,665,999
154,785	Capital One Financial Corp.	21,429,983
		36,095,982
	Consumer Staples Distribution & Retail — 1.6%
342,500	Kroger Co.	17,101,025
	Entertainment — 4.9%
39,922	Netflix, Inc.(a)	26,942,559
119,597	Walt Disney Co.	11,874,786
1,710,700	Warner Bros. Discovery, Inc.(a)	12,727,608
		51,544,953
	Financial Services — 4.2%
67,055	Block, Inc.(a)	4,324,377
Shares	Description	Value (†)
	Financial Services — continued
119,100	Fiserv, Inc.(a)	$17,750,664
62,621	PayPal Holdings, Inc.(a)	3,633,897
68,305	Visa, Inc., Class A	17,928,013
		43,636,951
	Health Care Equipment & Supplies — 0.6%
13,116	Intuitive Surgical, Inc.(a)	5,834,653
	Health Care Providers & Services — 1.6%
256,300	Centene Corp.(a)	16,992,690
	Health Care Technology — 1.3%
212,501	Doximity, Inc., Class A(a)	5,943,653
43,362	Veeva Systems, Inc., Class A(a)	7,935,680
		13,879,333
	Hotels, Restaurants & Leisure — 1.3%
89,301	Starbucks Corp.	6,952,083
93,921	Yum China Holdings, Inc.	2,896,523
29,639	Yum! Brands, Inc.	3,925,982
		13,774,588
	Insurance — 1.6%
61,900	Willis Towers Watson PLC	16,226,466
	Interactive Media & Services — 8.8%
271,365	Alphabet, Inc., Class A	49,429,135
34,220	Alphabet, Inc., Class C	6,276,632
72,632	Meta Platforms, Inc., Class A	36,622,507
		92,328,274
	IT Services — 0.7%
110,668	Shopify, Inc., Class A(a)	7,309,621
	Life Sciences Tools & Services — 2.2%
37,707	Illumina, Inc.(a)	3,935,857
90,100	IQVIA Holdings, Inc.(a)	19,050,744
		22,986,601
	Machinery — 2.1%
59,850	Deere & Co.	22,361,756
	Media — 3.1%
54,100	Charter Communications, Inc., Class A(a)	16,173,736
414,780	Comcast Corp., Class A	16,242,785
		32,416,521
	Oil, Gas & Consumable Fuels — 5.9%
340,941	APA Corp.	10,037,303
167,900	ConocoPhillips	19,204,402
133,538	EOG Resources, Inc.	16,808,428
108,800	Phillips 66	15,359,296
		61,409,429
	Passenger Airlines — 1.2%
262,500	Delta Air Lines, Inc.	12,453,000
	Pharmaceuticals — 1.7%
35,289	Novartis AG, ADR	3,756,867
71,788	Novo Nordisk AS, ADR	10,247,019
106,670	Roche Holding AG, ADR	3,698,249
		17,702,135
	Real Estate Management & Development — 1.7%
200,000	CBRE Group, Inc., Class A(a)	17,822,000
	Semiconductors & Semiconductor Equipment — 7.1%
90,523	ARM Holdings PLC, ADR(a)	14,811,373
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis U.S. Equity Opportunities Fund (continued)
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
400,541	NVIDIA Corp.	$49,482,835
53,254	QUALCOMM, Inc.	10,607,132
		74,901,340
	Software — 8.2%
54,678	Autodesk, Inc.(a)	13,530,071
36,433	Microsoft Corp.	16,283,729
158,217	Oracle Corp.	22,340,241
102,292	Salesforce, Inc.	26,299,273
35,182	Workday, Inc., Class A(a)	7,865,288
		86,318,602
	Textiles, Apparel & Luxury Goods — 0.2%
350,168	Under Armour, Inc., Class A(a)	2,335,621
	Tobacco — 1.3%
306,400	Altria Group, Inc.	13,956,520
	Total Common Stocks (Identified Cost $667,931,140)	1,014,934,554

Principal Amount
Short-Term Investments — 3.3%
$34,915,969	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $34,926,153 on 7/01/2024 collateralized by $19,225,500 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $24,018,676; $12,140,000 U.S. Treasury Note, 1.875% due 6/30/2026 valued at $11,595,802 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $34,915,969)	34,915,969
	Total Investments — 100.1% (Identified Cost $702,847,109)	1,049,850,523
	Other assets less liabilities — (0.1)%	(921,091)
	Net Assets — 100.0%	$1,048,929,432

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Industry Summary at June 30, 2024 (Unaudited)
Interactive Media & Services	8.8%
Software	8.2
Banks	7.5
Semiconductors & Semiconductor Equipment	7.1
Capital Markets	6.9
Oil, Gas & Consumable Fuels	5.9
Entertainment	4.9
Automobiles	4.5
Financial Services	4.2
Consumer Finance	3.5
Broadline Retail	3.3
Media	3.1
Biotechnology	2.6
Life Sciences Tools & Services	2.2
Machinery	2.1
Aerospace & Defense	2.1
Other Investments, less than 2% each	19.9
Short-Term Investments	3.3
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 96.4% of Net Assets
	Aerospace & Defense — 2.3%
19,440	Axon Enterprise, Inc.(a)	$5,720,026
	Banks — 3.6%
56,615	Comerica, Inc.	2,889,630
47,775	Western Alliance Bancorp	3,001,225
71,215	Zions Bancorp NA	3,088,595
		8,979,450
	Building Products — 5.9%
54,945	AAON, Inc.	4,793,402
34,655	Allegion PLC	4,094,488
90,580	AZEK Co., Inc.(a)	3,816,135
13,900	Builders FirstSource, Inc.(a)	1,923,899
		14,627,924
	Capital Markets — 6.5%
23,780	ARES Management Corp., Class A	3,169,398
6,440	MSCI, Inc.	3,102,470
123,315	Nasdaq, Inc.	7,430,962
20,192	Raymond James Financial, Inc.	2,495,933
		16,198,763
	Chemicals — 2.9%
134,510	Corteva, Inc.	7,255,469
	Communications Equipment — 1.0%
6,680	Motorola Solutions, Inc.	2,578,814
	Construction Materials — 2.5%
25,580	Vulcan Materials Co.	6,361,234
	Consumer Staples Distribution & Retail — 1.7%
62,450	Performance Food Group Co.(a)	4,128,570
	Containers & Packaging — 0.5%
5,545	Avery Dennison Corp.	1,212,414
	Electrical Equipment — 4.6%
14,625	AMETEK, Inc.	2,438,134
7,950	Hubbell, Inc.	2,905,566
63,795	nVent Electric PLC	4,887,335
15,105	Vertiv Holdings Co.	1,307,640
		11,538,675
	Electronic Equipment, Instruments & Components — 1.7%
18,910	CDW Corp.	4,232,814
	Energy Equipment & Services — 1.5%
141,265	TechnipFMC PLC	3,694,080
	Financial Services — 2.1%
45,292	Apollo Global Management, Inc.	5,347,626
	Ground Transportation — 4.5%
13,700	Saia, Inc.(a)	6,497,773
32,545	TFI International, Inc.	4,724,232
		11,222,005
	Health Care Providers & Services — 1.5%
16,340	Cencora, Inc.	3,681,402
	Hotels, Restaurants & Leisure — 7.4%
205,755	Carnival Corp.(a)	3,851,734
43,335	DoorDash, Inc., Class A(a)	4,713,981
61,525	Royal Caribbean Cruises Ltd.(a)	9,808,931
		18,374,646
	Independent Power & Renewable Electricity Producers — 0.7%
19,460	Vistra Corp.	1,673,171
Shares	Description	Value (†)
	Industrial REITs — 2.4%
34,685	EastGroup Properties, Inc.	$5,899,919
	Insurance — 4.0%
11,290	Allstate Corp.	1,802,561
77,045	Kemper Corp.	4,571,080
17,960	Reinsurance Group of America, Inc.	3,686,649
		10,060,290
	Life Sciences Tools & Services — 7.1%
25,895	Agilent Technologies, Inc.	3,356,769
146,385	Avantor, Inc.(a)	3,103,362
73,455	Bruker Corp.	4,687,163
30,332	IQVIA Holdings, Inc.(a)	6,413,398
		17,560,692
	Machinery — 3.5%
19,480	Crane Co.	2,824,211
95,260	Flowserve Corp.	4,582,006
12,590	Otis Worldwide Corp.	1,211,913
		8,618,130
	Metals & Mining — 3.1%
414,295	Constellium SE(a)	7,809,461
	Oil, Gas & Consumable Fuels — 4.2%
6,175	Diamondback Energy, Inc.	1,236,173
784,535	Kosmos Energy Ltd.(a)	4,346,324
143,640	Range Resources Corp.	4,816,249
		10,398,746
	Professional Services — 2.7%
9,370	CACI International, Inc., Class A(a)	4,030,318
11,060	Equifax, Inc.	2,681,608
		6,711,926
	Semiconductors & Semiconductor Equipment — 7.7%
86,415	Marvell Technology, Inc.	6,040,408
11,060	Monolithic Power Systems, Inc.	9,087,781
60,630	ON Semiconductor Corp.(a)	4,156,187
		19,284,376
	Software — 3.0%
14,735	Tyler Technologies, Inc.(a)	7,408,463
	Specialized REITs — 2.1%
33,520	Extra Space Storage, Inc.	5,209,343
	Specialty Retail — 3.2%
1,241	AutoZone, Inc.(a)	3,678,448
33,295	Best Buy Co., Inc.	2,806,436
15,390	Floor & Decor Holdings, Inc., Class A(a)	1,529,920
		8,014,804
	Textiles, Apparel & Luxury Goods — 1.3%
45,850	Skechers USA, Inc., Class A(a)	3,169,152
	Trading Companies & Distributors — 1.2%
24,495	SiteOne Landscape Supply, Inc.(a)	2,973,938
	Total Common Stocks (Identified Cost $196,646,868)	239,946,323
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Vaughan Nelson Mid Cap Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.6%
$3,881,231	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $3,882,363 on 7/01/2024 collateralized by $4,249,100 U.S. Treasury Note, 0.875% due 6/30/2026 valued at $3,959,000 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,881,231)	$3,881,231
	Total Investments — 98.0% (Identified Cost $200,528,099)	243,827,554
	Other assets less liabilities — 2.0%	4,988,284
	Net Assets — 100.0%	$248,815,838

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

REITs	Real Estate Investment Trusts
Industry Summary at June 30, 2024 (Unaudited)
Semiconductors & Semiconductor Equipment	7.7%
Hotels, Restaurants & Leisure	7.4
Life Sciences Tools & Services	7.1
Capital Markets	6.5
Building Products	5.9
Electrical Equipment	4.6
Ground Transportation	4.5
Oil, Gas & Consumable Fuels	4.2
Insurance	4.0
Banks	3.6
Machinery	3.5
Specialty Retail	3.2
Metals & Mining	3.1
Software	3.0
Chemicals	2.9
Professional Services	2.7
Construction Materials	2.5
Industrial REITs	2.4
Aerospace & Defense	2.3
Financial Services	2.1
Specialized REITs	2.1
Other Investments, less than 2% each	11.1
Short-Term Investments	1.6
Total Investments	98.0
Other assets less liabilities	2.0
Net Assets	100.0%
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 95.6% of Net Assets
	Aerospace & Defense — 1.2%
133,800	BWX Technologies, Inc.	$12,711,000
	Banks — 9.8%
534,105	Cadence Bank	15,104,489
409,360	Comerica, Inc.	20,893,734
237,840	Prosperity Bancshares, Inc.	14,541,538
397,285	United Bankshares, Inc.	12,887,925
359,930	Western Alliance Bancorp	22,610,803
451,500	Zions Bancorp NA	19,581,555
		105,620,044
	Beverages — 1.8%
18,096	Coca-Cola Consolidated, Inc.	19,634,160
	Building Products — 3.9%
184,785	AAON, Inc.	16,120,643
1,667,955	Janus International Group, Inc.(a)	21,066,272
382,125	JELD-WEN Holding, Inc.(a)	5,147,224
		42,334,139
	Capital Markets — 3.4%
408,590	Artisan Partners Asset Management, Inc., Class A	16,862,509
95,490	Evercore, Inc., Class A	19,902,981
		36,765,490
	Chemicals — 7.4%
488,785	Axalta Coating Systems Ltd.(a)	16,701,784
810,920	Chemours Co.	18,302,464
1,390,290	Element Solutions, Inc.	37,704,665
439,775	Mativ Holdings, Inc.	7,458,584
		80,167,497
	Construction & Engineering — 1.3%
52,780	Valmont Industries, Inc.	14,485,471
	Diversified Consumer Services — 1.2%
176,965	Stride, Inc.(a)	12,476,033
	Electric Utilities — 0.8%
209,305	Portland General Electric Co.	9,050,348
	Electrical Equipment — 0.5%
37,925	Atkore, Inc.	5,117,220
	Electronic Equipment, Instruments & Components — 4.4%
77,180	Fabrinet(a)	18,892,892
99,980	Insight Enterprises, Inc.(a)	19,832,033
173,935	Napco Security Technologies, Inc.	9,035,923
		47,760,848
	Energy Equipment & Services — 0.9%
928,395	Patterson-UTI Energy, Inc.	9,618,172
	Ground Transportation — 2.7%
466,655	RXO, Inc.(a)	12,203,029
36,280	Saia, Inc.(a)	17,207,241
		29,410,270
	Health Care Equipment & Supplies — 3.0%
313,505	Globus Medical, Inc., Class A(a)	21,471,957
75,390	TransMedics Group, Inc.(a)	11,355,242
		32,827,199
	Health Care Providers & Services — 4.1%
218,150	Acadia Healthcare Co., Inc.(a)	14,733,851
Shares	Description	Value (†)
	Health Care Providers & Services — continued
263,980	AMN Healthcare Services, Inc.(a)	$13,523,695
183,620	HealthEquity, Inc.(a)	15,828,044
		44,085,590
	Hotels, Restaurants & Leisure — 1.8%
350,380	Red Rock Resorts, Inc., Class A	19,246,373
	Household Durables — 3.1%
84,920	Installed Building Products, Inc.	17,466,345
231,765	Skyline Champion Corp.(a)	15,702,079
		33,168,424
	Industrial REITs — 1.6%
486,630	STAG Industrial, Inc.	17,547,878
	Insurance — 3.5%
406,470	First American Financial Corp.	21,929,057
168,000	Selective Insurance Group, Inc.	15,763,440
		37,692,497
	IT Services — 1.4%
165,360	ASGN, Inc.(a)	14,579,791
	Machinery — 3.5%
101,930	Alamo Group, Inc.	17,633,890
117,625	Federal Signal Corp.	9,841,684
102,940	Franklin Electric Co., Inc.	9,915,181
		37,390,755
	Marine Transportation — 2.0%
180,465	Kirby Corp.(a)	21,607,075
	Metals & Mining — 1.5%
152,945	Materion Corp.	16,537,943
	Mortgage Real Estate Investment Trusts (REITs) — 2.2%
1,368,310	AGNC Investment Corp.	13,053,678
963,605	MFA Financial, Inc.	10,252,757
		23,306,435
	Oil, Gas & Consumable Fuels — 5.7%
308,625	Antero Resources Corp.(a)	10,070,434
81,635	Chord Energy Corp.	13,688,557
181,705	Matador Resources Co.	10,829,618
266,695	Murphy Oil Corp.	10,998,502
966,725	Permian Resources Corp.	15,612,608
		61,199,719
	Personal Care Products — 1.1%
1,133,065	Coty, Inc., Class A(a)	11,353,311
	Professional Services — 1.2%
215,315	Kforce, Inc.	13,377,521
	Real Estate Management & Development — 1.6%
1,695,485	Cushman & Wakefield PLC(a)	17,633,044
	Retail REITs — 1.6%
406,875	NNN REIT, Inc.	17,332,875
	Semiconductors & Semiconductor Equipment — 4.0%
58,045	Onto Innovation, Inc.(a)	12,744,360
303,120	Rambus, Inc.(a)	17,811,331
245,125	Ultra Clean Holdings, Inc.(a)	12,011,125
		42,566,816
	Specialty Retail — 4.7%
231,320	Academy Sports & Outdoors, Inc.	12,317,790
150,735	Signet Jewelers Ltd.	13,502,841
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Vaughan Nelson Small Cap Value Fund (continued)
Shares	Description	Value (†)
	Specialty Retail — continued
321,980	Valvoline, Inc.(a)	$13,909,536
666,435	Warby Parker, Inc., Class A(a)	10,702,946
		50,433,113
	Textiles, Apparel & Luxury Goods — 1.6%
451,110	Gildan Activewear, Inc.	17,106,091
	Trading Companies & Distributors — 7.1%
230,740	Beacon Roofing Supply, Inc.(a)	20,881,970
315,245	Core & Main, Inc., Class A(a)	15,428,090
98,935	GATX Corp.	13,095,037
139,410	McGrath RentCorp	14,854,136
298,422	Rush Enterprises, Inc., Class A	12,494,929
		76,754,162
	Total Common Stocks (Identified Cost $922,461,626)	1,030,897,304

Principal Amount
Short-Term Investments — 5.1%
$55,123,759	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $55,139,837 on 7/01/2024 collateralized by $58,865,200 U.S. Treasury Note, 1.875% due 6/30/2026 valued at $56,226,361 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $55,123,759)	55,123,759
	Total Investments — 100.7% (Identified Cost $977,585,385)	1,086,021,063
	Other assets less liabilities — (0.7)%	(7,726,942)
	Net Assets — 100.0%	$1,078,294,121

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

REITs	Real Estate Investment Trusts
Industry Summary at June 30, 2024 (Unaudited)
Banks	9.8%
Chemicals	7.4
Trading Companies & Distributors	7.1
Oil, Gas & Consumable Fuels	5.7
Specialty Retail	4.7
Electronic Equipment, Instruments & Components	4.4
Health Care Providers & Services	4.1
Semiconductors & Semiconductor Equipment	4.0
Building Products	3.9
Insurance	3.5
Machinery	3.5
Capital Markets	3.4
Household Durables	3.1
Health Care Equipment & Supplies	3.0
Ground Transportation	2.7
Mortgage Real Estate Investment Trusts (REITs)	2.2
Marine Transportation	2.0
Other Investments, less than 2% each	21.1
Short-Term Investments	5.1
Total Investments	100.7
Other assets less liabilities	(0.7)
Net Assets	100.0%
See accompanying notes to financial statements.
| 12

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$36,685,443	$763,207,327	$355,187,469	$702,847,109
Net unrealized appreciation (depreciation)	967,939	82,482,187	(2,913,139)	347,003,414
Investments at value	37,653,382	845,689,514	352,274,330	1,049,850,523
Cash	—	18	—	10,802
Foreign currency at value (identified cost $30,499, $0, $143,748 and $51,461, respectively)	30,471	—	143,801	50,472
Receivable for Fund shares sold	—	1,164,996	345,784	260,699
Receivable for securities sold	—	717,656	1,462,619	—
Dividends and interest receivable	24,022	555,818	395,383	529,248
Tax reclaims receivable	104,093	—	4,267,634	383,933
Prepaid expenses	311	312	312	312
TOTAL ASSETS	37,812,279	848,128,314	358,889,863	1,051,085,989
LIABILITIES
Payable for securities purchased	—	4,166,007	1,222,041	666,914
Payable for Fund shares redeemed	—	345,949	333,016	261,210
Foreign taxes payable (Note 2)	—	—	133,827	—
Management fees payable (Note 5)	7,038	407,342	170,722	570,709
Deferred Trustees’ fees (Note 5)	9,840	876,638	127,650	493,877
Administrative fees payable (Note 5)	1,385	30,384	13,364	37,700
Payable to distributor (Note 5d)	85	5,760	6,146	5,232
Audit and tax services fees payable	27,386	26,067	27,378	26,910
Other accounts payable and accrued expenses	18,325	59,178	87,413	94,005
TOTAL LIABILITIES	64,059	5,917,325	2,121,557	2,156,557
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$37,748,220	$842,210,989	$356,768,306	$1,048,929,432
NET ASSETS CONSIST OF:
Paid-in capital	$37,176,077	$722,749,262	$487,137,265	$654,239,618
Accumulated earnings (loss)	572,143	119,461,727	(130,368,959)	394,689,814
NET ASSETS	$37,748,220	$842,210,989	$356,768,306	$1,048,929,432
See accompanying notes to financial statements.
13 |

Statements of Assets and Liabilities (continued)
June 30, 2024 (Unaudited)
	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$154,330	$272,802,639	$128,175,234	$651,680,131
Shares of beneficial interest	15,595	9,518,942	9,169,609	15,982,475
Net asset value and redemption price per share	$9.90	$28.66	$13.98	$40.77
Offering price per share (100/94.25 of net asset value) (Note 1)	$10.50	$30.41	$14.83	$43.26
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$986	$57,226,215	$21,754,723	$31,005,934
Shares of beneficial interest	101	2,614,251	1,585,888	2,076,691
Net asset value and offering price per share	$9.72 *	$21.89	$13.72	$14.93
Class N shares:
Net assets	$26,985,687	$835,163	$405,595	$1,691,091
Shares of beneficial interest	2,719,526	26,737	29,107	31,231
Net asset value, offering and redemption price per share	$9.92	$31.24	$13.93	$54.15
Class Y shares:
Net assets	$10,607,217	$511,346,972	$206,432,754	$364,552,276
Shares of beneficial interest	1,069,310	16,429,921	14,826,155	6,757,063
Net asset value, offering and redemption price per share	$9.92	$31.12	$13.92	$53.95

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.
(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 14

Statements of Assets and Liabilities (continued)
June 30, 2024 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
ASSETS
Investments at cost	$200,528,099	$977,585,385
Net unrealized appreciation	43,299,455	108,435,678
Investments at value	243,827,554	1,086,021,063
Cash	—	34,549
Receivable for Fund shares sold	5,364,838	2,339,367
Dividends and interest receivable	187,442	1,411,828
Prepaid expenses	312	312
TOTAL ASSETS	249,380,146	1,089,807,119
LIABILITIES
Payable for securities purchased	—	9,759,705
Payable for Fund shares redeemed	93,175	710,520
Management fees payable (Note 5)	126,467	686,018
Deferred Trustees’ fees (Note 5)	265,449	219,553
Administrative fees payable (Note 5)	8,870	38,354
Payable to distributor (Note 5d)	2,067	10,119
Audit and tax services fees payable	27,038	26,061
Other accounts payable and accrued expenses	41,242	62,668
TOTAL LIABILITIES	564,308	11,512,998
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$248,815,838	$1,078,294,121
NET ASSETS CONSIST OF:
Paid-in capital	$187,105,420	$966,576,792
Accumulated earnings	61,710,418	111,717,329
NET ASSETS	$248,815,838	$1,078,294,121
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$40,151,155	$109,761,879
Shares of beneficial interest	1,667,972	5,678,827
Net asset value and redemption price per share	$24.07	$19.33
Offering price per share (100/94.25 of net asset value) (Note 1)	$25.54	$20.51
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,453,640	$11,869,539
Shares of beneficial interest	113,728	1,787,279
Net asset value and offering price per share	$21.57	$6.64
Class N shares:
Net assets	$67,788,371	$90,532,117
Shares of beneficial interest	2,767,561	4,385,016
Net asset value, offering and redemption price per share	$24.49	$20.65
Class Y shares:
Net assets	$138,422,672	$866,130,586
Shares of beneficial interest	5,641,453	42,022,144
Net asset value, offering and redemption price per share	$24.54	$20.61

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
15 |

Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$332,215	$6,910,963	$9,256,224	$5,842,586
Interest	11,147	756,628	167,326	653,054
Less net foreign taxes withheld	(23,122)	(26,199)	(792,153)	(50,858)
	320,240	7,641,392	8,631,397	6,444,782
Expenses
Management fees (Note 5)	131,992	2,517,271	1,453,145	3,384,357
Service and distribution fees (Note 5)	198	620,676	294,007	945,474
Administrative fees (Note 5)	7,928	175,893	82,858	227,633
Trustees' fees and expenses (Note 5)	10,399	112,786	28,577	78,516
Transfer agent fees and expenses (Notes 5, 6 and 7)	5,629	311,258	325,015	312,516
Audit and tax services fees	22,958	22,294	22,979	22,774
Custodian fees and expenses	6,301	14,619	42,689	15,688
Legal fees	710	13,442	8,564	21,064
Registration fees	31,719	103,974	40,645	66,637
Shareholder reporting expenses	4,556	29,330	34,125	30,326
Miscellaneous expenses	26,315	27,722	38,065	42,103
Total expenses	248,705	3,949,265	2,370,669	5,147,088
Less waiver and/or expense reimbursement (Note 5)	(87,868)	(185,324)	(418,960)	(576)
Less expense offset (Note 7)	(29)	(19,136)	(3,514)	(26,025)
Net expenses	160,808	3,744,805	1,948,195	5,120,487
Net investment income	159,432	3,896,587	6,683,202	1,324,295
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	10,312	40,154,519	10,907,526	72,219,803
Foreign currency transactions (Note 2c)	(3,501)	—	(46,088)	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,371,489	(456,256)	(34,065,767)	32,328,168
Foreign currency translations (Note 2c)	(5,667)	—	(131,255)	(2,863)
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions	1,372,633	39,698,263	(23,335,584)	104,545,108
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,532,065	$43,594,850	$(16,652,382)	$105,869,403
See accompanying notes to financial statements.
| 16

Statements of Operations (continued)
For the Six Months Ended June 30, 2024 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
INVESTMENT INCOME
Dividends	$1,439,439	$8,898,133
Interest	43,113	717,809
Less net foreign taxes withheld	(3,925)	(22,345)
	1,478,627	9,593,597
Expenses
Management fees (Note 5)	921,352	3,785,765
Service and distribution fees (Note 5)	65,548	189,390
Administrative fees (Note 5)	55,375	200,445
Trustees' fees and expenses (Note 5)	40,292	48,421
Transfer agent fees and expenses (Notes 5, 6 and 7)	95,529	478,765
Audit and tax services fees	22,763	22,308
Custodian fees and expenses	10,804	26,056
Legal fees	5,619	12,977
Registration fees	31,086	96,197
Shareholder reporting expenses	14,833	47,262
Miscellaneous expenses	23,102	29,003
Total expenses	1,286,303	4,936,589
Less waiver and/or expense reimbursement (Note 5)	(125,601)	(285,733)
Less expense offset (Note 7)	(2,530)	(17,888)
Net expenses	1,158,172	4,632,968
Net investment income	320,455	4,960,629
Net realized and unrealized gain (loss) on Investments
Net realized gain on:
Investments	23,964,816	10,669,377
Net change in unrealized appreciation (depreciation) on:
Investments	(10,054,144)	6,390,194
Net realized and unrealized gain on Investments	13,910,672	17,059,571
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,231,127	$22,020,200
See accompanying notes to financial statements.
17 |

Statements of Changes in Net Assets

	Loomis Sayles International Growth Fund		Natixis Oakmark Fund
	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$159,432	$112,387	$3,896,587	$3,821,044
Net realized gain on investments and foreign currency transactions	6,811	175,427	40,154,519	27,353,836
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,365,822	4,979,196	(456,256)	89,789,474
Net increase in net assets resulting from operations	1,532,065	5,267,010	43,594,850	120,964,354
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(32)	(506)	(1,620,344)	(8,928,576)
Class C	—	—	(443,036)	(2,146,898)
Class N	(5,439)	(157,071)	(3,728)	(22,322)
Class Y	(2,145)	(27,691)	(2,575,612)	(11,189,568)
Total distributions	(7,616)	(185,268)	(4,642,720)	(22,287,364)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	5,499,759	1,061,444	165,767,224	190,347,088
Net increase in net assets	7,024,208	6,143,186	204,719,354	289,024,078
NET ASSETS
Beginning of the period	30,724,012	24,580,826	637,491,635	348,467,557
End of the period	$37,748,220	$30,724,012	$842,210,989	$637,491,635
See accompanying notes to financial statements.
| 18

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund		Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$6,683,202	$7,334,287	$1,324,295	$1,371,572
Net realized gain (loss) on investments and foreign currency transactions	10,861,438	(7,845,466)	72,219,803	50,768,461
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(34,197,022)	66,111,459	32,325,305	211,753,623
Net increase (decrease) in net assets resulting from operations	(16,652,382)	65,600,280	105,869,403	263,893,656
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(153,536)	(2,424,146)	(111,955)	(46,461,965)
Class C	(27,494)	(211,014)	(15,181)	(5,579,179)
Class N	(330)	(6,886)	(203)	(13,778)
Class Y	(225,383)	(4,204,232)	(46,967)	(19,320,721)
Total distributions	(406,743)	(6,846,278)	(174,306)	(71,375,643)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(14,804,887)	(30,035,491)	(22,226,937)	39,116,768
Net increase (decrease) in net assets	(31,864,012)	28,718,511	83,468,160	231,634,781
NET ASSETS
Beginning of the period	388,632,318	359,913,807	965,461,272	733,826,491
End of the period	$356,768,306	$388,632,318	$1,048,929,432	$965,461,272
See accompanying notes to financial statements.
19 |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Mid Cap Fund		Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$320,455	$1,119,082	$4,960,629	$2,813,425
Net realized gain (loss) on investments	23,964,816	19,749,361	10,669,377	(9,629,084)
Net change in unrealized appreciation (depreciation) on investments	(10,054,144)	16,342,125	6,390,194	96,818,512
Net increase in net assets resulting from operations	14,231,127	37,210,568	22,020,200	90,002,853
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,025)	(125,295)	—	(318,831)
Class C	(602)	—	—	(67,551)
Class N	(10,935)	(367,799)	—	(12,034)
Class Y	(23,434)	(766,274)	—	(2,375,163)
Total distributions	(41,996)	(1,259,368)	—	(2,773,579)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(16,027,542)	(47,517,639)	404,141,722	374,368,392
Net increase (decrease) in net assets	(1,838,411)	(11,566,439)	426,161,922	461,597,666
NET ASSETS
Beginning of the period	250,654,249	262,220,688	652,132,199	190,534,533
End of the period	$248,815,838	$250,654,249	$1,078,294,121	$652,132,199
See accompanying notes to financial statements.
| 20

Financial Highlights
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.42	$7.84	$9.57	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.01	0.02	(0.01)	0.01
Net realized and unrealized gain (loss)	0.45	1.60	(1.71)	(0.41)	0.13
Total from Investment Operations	0.48	1.61	(1.69)	(0.42)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.03)	(0.04)	(0.01)	(0.01)
Net realized capital gains	—	—	—	(0.13)	—
Total Distributions	(0.00)	(0.03)	(0.04)	(0.14)	(0.01)
Net asset value, end of the period	$9.90	$9.42	$7.84	$9.57	$10.13
Total return(c)(d)	5.12%(e)	20.56%	(17.71)%	(4.07)%	1.37%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$154	$151	$125	$113	$1
Net expenses(f)	1.20%(g)	1.20%	1.20%	1.20%	1.20%(g)
Gross expenses	1.75%(g)(h)	1.87%	2.05%	2.71%	13.05%(g)
Net investment income (loss)	0.56%(g)	0.12%	0.26%	(0.07)%	1.28%(g)
Portfolio turnover rate	0%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 1.74%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.29	$7.77	$9.51	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	(0.06)	0.02	(0.09)	0.00 (b)
Net realized and unrealized gain (loss)	0.44	1.58	(1.76)	(0.40)	0.13
Total from Investment Operations	0.43	1.52	(1.74)	(0.49)	0.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	—	—	(0.00)(b)	(0.00)(b)
Net realized capital gains	—	—	—	(0.13)	—
Total Distributions	(0.00)	—	—	(0.13)	(0.00)
Net asset value, end of the period	$9.72	$9.29	$7.77	$9.51	$10.13
Total return(c)(d)	4.65%(e)	19.56%	(18.30)%	(4.79)%	1.33%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1	$1	$1	$38	$1
Net expenses(f)	1.95%(g)	1.95%	1.95%	1.95%	1.95%(g)
Gross expenses	3.17%(g)(h)	2.53%	2.79%	3.46%	13.78%(g)
Net investment income (loss)	(0.22)%(g)	(0.68)%	0.21%	(0.90)%	0.55%(g)
Portfolio turnover rate	0%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 2.61%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
| 22

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.44	$7.85	$9.58	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.04	0.05	0.03	0.01
Net realized and unrealized gain (loss)	0.44	1.61	(1.72)	(0.42)	0.13
Total from Investment Operations	0.48	1.65	(1.67)	(0.39)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.06)	(0.06)	(0.03)	(0.01)
Net realized capital gains	—	—	—	(0.13)	—
Total Distributions	(0.00)	(0.06)	(0.06)	(0.16)	(0.01)
Net asset value, end of the period	$9.92	$9.44	$7.85	$9.58	$10.13
Total return(c)	5.11%(d)	20.99%	(17.47)%	(3.77)%	1.38%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$26,986	$25,661	$21,331	$22,953	$15,206
Net expenses(e)	0.90%(f)	0.90%	0.90%	0.90%	0.90%(f)
Gross expenses	1.39%(f)	1.47%	1.67%	1.58%	6.48%(f)
Net investment income	0.86%(f)	0.41%	0.62%	0.29%	1.43%(f)
Portfolio turnover rate	0%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
23 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.44	$7.85	$9.58	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.03	0.04	0.02	0.01
Net realized and unrealized gain (loss)	0.43	1.61	(1.72)	(0.41)	0.13
Total from Investment Operations	0.48	1.64	(1.68)	(0.39)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.05)	(0.05)	(0.03)	(0.01)
Net realized capital gains	—	—	—	(0.13)	—
Total Distributions	(0.00)	(0.05)	(0.05)	(0.16)	(0.01)
Net asset value, end of the period	$9.92	$9.44	$7.85	$9.58	$10.13
Total return(c)	5.22%(d)	20.81%	(17.50)%	(3.81)%	1.38%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$10,607	$4,911	$3,124	$222	$12
Net expenses(e)	0.95%(f)	0.95%	0.95%	0.95%	0.95%(f)
Gross expenses	1.49%(f)	1.62%	1.80%	2.46%	12.58%(f)
Net investment income	1.06%(f)	0.32%	0.47%	0.19%	1.63%(f)
Portfolio turnover rate	0%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$27.24	$21.55	$29.04	$23.20	$22.45	$19.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.20	0.17	0.07	0.11 (b)	0.18 (c)
Net realized and unrealized gain (loss)	1.46	6.48	(4.00)	7.81	2.78	4.93
Total from Investment Operations	1.59	6.68	(3.83)	7.88	2.89	5.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(d)	(0.16)	(0.20)	(0.05)	(0.12)	(0.21)
Net realized capital gains	(0.17)	(0.83)	(3.46)	(1.99)	(2.02)	(1.89)
Total Distributions	(0.17)	(0.99)	(3.66)	(2.04)	(2.14)	(2.10)
Net asset value, end of the period	$28.66	$27.24	$21.55	$29.04	$23.20	$22.45
Total return(e)	5.83%(f)(g)	30.96%(f)	(13.30)%(f)	33.97%(f)	13.01%(b)	26.77%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$272,803	$257,098	$192,750	$222,435	$170,702	$181,417
Net expenses	1.05%(h)(i)	1.05%(h)	1.05%(h)	1.12%(h)(j)	1.20%(k)	1.17%
Gross expenses	1.10%(i)	1.15%	1.10%	1.14%	1.20%(k)	1.17%
Net investment income	0.90%(i)	0.81%	0.65%	0.25%	0.53%(b)	0.85%(c)
Portfolio turnover rate	21%	40%	69%	23%	22%	15%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been 12.72% and the ratio of net investment income to average net assets would have been 0.27%.

(c)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13, total return would have been 26.50% and the ratio of net investment income to average net assets would have been 0.62%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.05%.
(k)	Includes refund of prior year service fee of 0.01%.
See accompanying notes to financial statements.
25 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$20.92	$16.74	$23.50	$19.17	$18.92	$16.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.01	(0.02)	(0.12)	(0.04)(b)	0.02 (c)
Net realized and unrealized gain (loss)	1.12	5.01	(3.23)	6.44	2.31	4.20
Total from Investment Operations	1.14	5.02	(3.25)	6.32	2.27	4.22
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(d)	(0.01)	(0.05)	(0.00)(d)	—	(0.07)
Net realized capital gains	(0.17)	(0.83)	(3.46)	(1.99)	(2.02)	(1.89)
Total Distributions	(0.17)	(0.84)	(3.51)	(1.99)	(2.02)	(1.96)
Net asset value, end of the period	$21.89	$20.92	$16.74	$23.50	$19.17	$18.92
Total return(e)	5.44%(f)(g)	29.99%(f)	(13.97)%(f)	32.99%(f)	12.15%(b)	25.82%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$57,226	$55,880	$51,987	$50,042	$35,940	$54,384
Net expenses	1.80%(h)(i)	1.80%(h)	1.80%(h)	1.87%(h)(j)	1.95%	1.92%
Gross expenses	1.85%(i)	1.90%	1.85%	1.89%	1.95%	1.92%
Net investment income (loss)	0.15%(i)	0.05%	(0.10)%	(0.49)%	(0.23)%(b)	0.12%(c)
Portfolio turnover rate	21%	40%	69%	23%	22%	15%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 11.85% and the ratio of net investment loss to average net assets would have been (0.46)%.

(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.02), total return would have been 25.50% and the ratio of net investment loss to average net assets would have been (0.12)%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 2.05% to 1.80%.
See accompanying notes to financial statements.
| 26

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$29.63	$23.36	$31.13	$24.72	$23.78	$20.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.30	0.26	0.23	0.18 (b)	0.22 (c)
Net realized and unrealized gain (loss)	1.60	7.03	(4.29)	8.31	2.98	5.25
Total from Investment Operations	1.78	7.33	(4.03)	8.54	3.16	5.47
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(d)	(0.23)	(0.28)	(0.14)	(0.20)	(0.29)
Net realized capital gains	(0.17)	(0.83)	(3.46)	(1.99)	(2.02)	(1.89)
Total Distributions	(0.17)	(1.06)	(3.74)	(2.13)	(2.22)	(2.18)
Net asset value, end of the period	$31.24	$29.63	$23.36	$31.13	$24.72	$23.78
Total return(e)	6.00%(f)	31.35%	(13.06)%	34.54%	13.41%(b)	27.16%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$835	$647	$517	$682	$364	$801
Net expenses(g)	0.75%(h)	0.75%	0.75%	0.80%(i)	0.86%	0.83%
Gross expenses	0.95%(h)	1.03%	0.93%	1.55%	1.05%	1.25%
Net investment income	1.20%(h)	1.11%	0.93%	0.79%	0.85%(b)	0.93%(c)
Portfolio turnover rate	21%	40%	69%	23%	22%	15%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.14, total return would have been 13.13% and the ratio of net investment income to average net assets would have been 0.67%.

(c)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.22, total return would have been 26.90% and the ratio of net investment income to average net assets would have been 0.92%.

(d)	Amount rounds to less than $0.01 per share.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.75%.
See accompanying notes to financial statements.
27 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$29.53	$23.29	$31.04	$24.68	$23.75	$20.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.31	0.25	0.17	0.17 (b)	0.27 (c)
Net realized and unrealized gain (loss)	1.58	6.98	(4.28)	8.31	2.95	5.17
Total from Investment Operations	1.76	7.29	(4.03)	8.48	3.12	5.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(d)	(0.22)	(0.26)	(0.13)	(0.17)	(0.26)
Net realized capital gains	(0.17)	(0.83)	(3.46)	(1.99)	(2.02)	(1.89)
Total Distributions	(0.17)	(1.05)	(3.72)	(2.12)	(2.19)	(2.15)
Net asset value, end of the period	$31.12	$29.53	$23.29	$31.04	$24.68	$23.75
Total return	5.95%(e)(f)	31.28%(e)	(13.10)%(e)	34.35%(e)	13.28%(b)	27.06%(c)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$511,347	$323,867	$103,213	$99,008	$37,595	$46,836
Net expenses	0.80%(g)(h)	0.80%(g)	0.80%(g)	0.86%(g)(i)	0.95%	0.91%(g)
Gross expenses	0.85%(h)	0.90%	0.85%	0.89%	0.95%	0.92%
Net investment income	1.16%(h)	1.13%	0.89%	0.56%	0.79%(b)	1.16%(c)
Portfolio turnover rate	21%	40%	69%	23%	22%	15%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12, total return would have been 13.00% and the ratio of net investment income to average net assets would have been 0.55%.

(c)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.20, total return would have been 26.80% and the ratio of net investment income to average net assets would have been 0.90%.

(d)	Amount rounds to less than $0.01 per share.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.05% to 0.80%.
See accompanying notes to financial statements.
| 28

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$14.64	$12.52	$15.15	$14.15	$13.63	$11.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.25	0.26 (b)	0.19	0.27 (c)	(0.00)(d)	0.37 (e)
Net realized and unrealized gain (loss)	(0.89)	2.11	(2.60)	0.96	0.55 (f)	2.38
Total from Investment Operations	(0.64)	2.37	(2.41)	1.23	0.55	2.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.25)	(0.22)	(0.23)	(0.03)	(0.41)
Net asset value, end of the period	$13.98	$14.64	$12.52	$15.15	$14.15	$13.63
Total return(g)	(4.40)%(h)(i)	18.94%(b)(h)	(15.91)%(h)	8.73%(c)(h)	4.06%(h)	24.35%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$128,175	$142,825	$120,316	$152,900	$131,630	$172,906
Net expenses	1.15%(j)(k)	1.15%(j)	1.15%(j)	1.17%(j)(l)	1.29%(j)(m)	1.29%
Gross expenses	1.38%(k)	1.37%	1.38%	1.34%	1.36%	1.29%
Net investment income (loss)	3.53%(k)	1.84%(b)	1.48%	1.73%(c)	(0.03)%	2.91%(e)
Portfolio turnover rate	19%	26%	33%	37%	63%	28%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.25, total return would have been 18.78% and the ratio of net investment income to average net assets would have been 1.74%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.13, total return would have been 7.74% and the ratio of net investment income to average net assets would have been 0.84%.

(d)	Amount rounds to less than $0.01 per share.
(e)
Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.29, total return would have been 23.55% and the ratio of net investment income to average net assets would have been 2.26%.

(f)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(g)	A sales charge for Class A shares is not reflected in total return calculations.
(h)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(i)	Periods less than one year are not annualized.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(k)	Computed on an annualized basis for periods less than one year.
(l)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
(m)	Effective July 1, 2020, the expense limit decreased from 1.37% to 1.20%.
See accompanying notes to financial statements.
29 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$14.42	$12.31	$14.86	$13.85	$13.41	$11.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.19	0.16 (b)	0.10	0.13 (c)	(0.08)	0.26 (d)
Net realized and unrealized gain (loss)	(0.87)	2.06	(2.55)	0.97	0.52 (e)	2.34
Total from Investment Operations	(0.68)	2.22	(2.45)	1.10	0.44	2.60
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.11)	(0.10)	(0.09)	—	(0.30)
Net asset value, end of the period	$13.72	$14.42	$12.31	$14.86	$13.85	$13.41
Total return(f)	(4.75)%(g)(h)	18.01%(b)(g)	(16.50)%(g)	7.92%(c)(g)	3.28%(g)	23.44%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$21,755	$28,598	$39,202	$69,335	$96,772	$179,533
Net expenses	1.90%(i)(j)	1.90%(i)	1.90%(i)	1.93%(i)(k)	2.05%(i)(l)	2.04%
Gross expenses	2.13%(j)	2.12%	2.13%	2.09%	2.11%	2.04%
Net investment income (loss)	2.64%(j)	1.18%(b)	0.78%	0.85%(c)	(0.76)%	2.09%(d)
Portfolio turnover rate	19%	26%	33%	37%	63%	28%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.15, total return would have been 17.85% and the ratio of net investment income to average net assets would have been 1.10%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.02, total return would have been 6.98% and the ratio of net investment income to average net assets would have been 0.13%.

(d)
Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.18, total return would have been 22.63% and the ratio of net investment income to average net assets would have been 1.43%.

(e)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(f)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(g)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(h)	Periods less than one year are not annualized.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	Computed on an annualized basis for periods less than one year.
(k)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
(l)	Effective July 1, 2020, the expense limit decreased from 2.12% to 1.95%.
See accompanying notes to financial statements.
| 30

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$14.57	$12.46	$15.08	$14.09	$13.56	$11.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.29 (b)	0.32	0.38 (c)	0.04	0.33 (d)
Net realized and unrealized gain (loss)	(0.88)	2.11	(2.68)	0.89	0.56 (e)	2.45
Total from Investment Operations	(0.62)	2.40	(2.36)	1.27	0.60	2.78
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.29)	(0.26)	(0.28)	(0.07)	(0.47)
Net asset value, end of the period	$13.93	$14.57	$12.46	$15.08	$14.09	$13.56
Total return(f)	(4.29)%(g)	19.30%(b)	(15.65)%	9.01%(c)	4.44%	24.75%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$406	$348	$222	$704	$290	$811
Net expenses(h)	0.85%(i)	0.85%	0.85%	0.87%(j)	0.92%(k)	0.94%
Gross expenses	1.34%(i)(l)	1.44%	1.01%	1.25%	1.17%	1.08%
Net investment income	3.62%(i)	2.08%(b)	2.56%	2.49%(c)	0.37%	2.56%(d)
Portfolio turnover rate	19%	26%	33%	37%	63%	28%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.27, total return would have been 19.14% and the ratio of net investment income to average net assets would have been 1.95%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.11, total return would have been 8.09% and the ratio of net investment income to average net assets would have been 0.70%.

(d)
Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.27, total return would have been 23.94% and the ratio of net investment income to average net assets would have been 2.15%.

(e)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(k)	Effective July 1, 2020, the expense limit decreased from 1.07% to 0.90%.
(l)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 1.32%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
31 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$14.56	$12.45	$15.07	$14.08	$13.56	$11.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.29 (b)	0.22	0.30 (c)	0.04	0.37 (d)
Net realized and unrealized gain (loss)	(0.89)	2.11	(2.58)	0.96	0.55 (e)	2.40
Total from Investment Operations	(0.62)	2.40	(2.36)	1.26	0.59	2.77
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.29)	(0.26)	(0.27)	(0.07)	(0.46)
Net asset value, end of the period	$13.92	$14.56	$12.45	$15.07	$14.08	$13.56
Total return	(4.29)%(f)(g)	19.26%(b)(f)	(15.71)%(f)	8.97%(c)(f)	4.32%(f)	24.64%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$206,433	$216,862	$200,175	$312,930	$275,468	$244,586
Net expenses	0.90%(h)(i)	0.90%(h)	0.90%(h)	0.92%(h)(j)	1.03%(h)(k)	1.04%
Gross expenses	1.13%(i)	1.12%	1.13%	1.09%	1.11%	1.04%
Net investment income	3.83%(i)	2.08%(b)	1.66%	1.96%(c)	0.41%	2.91%(d)
Portfolio turnover rate	19%	26%	33%	37%	63%	28%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.28, total return would have been 19.18% and the ratio of net investment income to average net assets would have been 1.98%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.17, total return would have been 8.04% and the ratio of net investment income to average net assets would have been 1.07%.

(d)
Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.29, total return would have been 23.84% and the ratio of net investment income to average net assets would have been 2.29%.

(e)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(k)	Effective July 1, 2020, the expense limit decreased from 1.12% to 0.95%.
See accompanying notes to financial statements.
| 32

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$36.73	$29.01	$43.12	$39.04	$36.53	$31.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	0.04	0.03	(0.11)	(0.05)	0.15 (b)
Net realized and unrealized gain (loss)	4.01	10.66	(8.89)	8.99	7.66	9.34
Total from Investment Operations	4.05	10.70	(8.86)	8.88	7.61	9.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.03)	(0.03)	—	—	(0.17)
Net realized capital gains	—	(2.95)	(5.22)	(4.80)	(5.10)	(3.79)
Total Distributions	(0.01)	(2.98)	(5.25)	(4.80)	(5.10)	(3.96)
Net asset value, end of the period	$40.77	$36.73	$29.01	$43.12	$39.04	$36.53
Total return(c)	11.02%(d)	37.01%	(21.15)%	23.14%	22.09%	31.03%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$651,680	$612,653	$512,392	$733,423	$649,754	$616,922
Net expenses	1.08%(e)	1.10%	1.12%	1.14%	1.17%	1.17%
Gross expenses	1.08%(e)	1.10%	1.12%	1.14%	1.17%	1.17%
Net investment income (loss)	0.20%(e)	0.11%	0.09%	(0.25)%	(0.14)%	0.42%(b)
Portfolio turnover rate	19%	36%	46%	18%	26%	12%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.09, total return would have been 30.87% and the ratio of net investment income to average net assets would have been 0.26%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
33 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$13.51	$12.12	$21.82	$21.89	$22.65	$20.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.09)	(0.12)	(0.24)	(0.19)	(0.07)(b)
Net realized and unrealized gain (loss)	1.47	4.43	(4.36)	4.97	4.53	6.10
Total from Investment Operations	1.43	4.34	(4.48)	4.73	4.34	6.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—	—	—	—	(0.01)
Net realized capital gains	—	(2.95)	(5.22)	(4.80)	(5.10)	(3.79)
Total Distributions	(0.01)	(2.95)	(5.22)	(4.80)	(5.10)	(3.80)
Net asset value, end of the period	$14.93	$13.51	$12.12	$21.82	$21.89	$22.65
Total return(c)	10.64%(d)	35.98%	(21.77)%	22.27%	21.15%	30.06%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$31,006	$30,479	$29,356	$57,492	$63,126	$77,924
Net expenses	1.83%(e)	1.85%	1.87%	1.89%	1.92%	1.92%
Gross expenses	1.83%(e)	1.85%	1.87%	1.89%	1.92%	1.92%
Net investment loss	(0.55)%(e)	(0.64)%	(0.66)%	(0.99)%	(0.87)%	(0.31)%(b)
Portfolio turnover rate	19%	36%	46%	18%	26%	12%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.11), total return would have been 29.85% and the ratio of net investment loss to average net assets would have been (0.48)%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 34

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$48.71	$37.72	$54.14	$47.84	$43.61	$36.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.20	0.18	0.03	0.13	0.19 (b)
Net realized and unrealized gain (loss)	5.33	13.89	(11.23)	11.07	9.20	11.14
Total from Investment Operations	5.45	14.09	(11.05)	11.10	9.33	11.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.15)	(0.15)	—	—	(0.30)
Net realized capital gains	—	(2.95)	(5.22)	(4.80)	(5.10)	(3.79)
Total Distributions	(0.01)	(3.10)	(5.37)	(4.80)	(5.10)	(4.09)
Net asset value, end of the period	$54.15	$48.71	$37.72	$54.14	$47.84	$43.61
Total return(c)	11.18%(d)	37.44%	(20.88)%	23.53%	22.48%	31.44%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,691	$224	$167	$177	$172	$654
Net expenses(e)	0.77%(f)	0.78%	0.81%	0.83%	0.84%	0.83%
Gross expenses	0.87%(f)	1.39%	1.34%	1.38%	1.13%	1.42%
Net investment income	0.45%(f)	0.43%	0.41%	0.06%	0.31%	0.44%(b)
Portfolio turnover rate	19%	36%	46%	18%	26%	12%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.19, total return would have been 31.27% and the ratio of net investment income to average net assets would have been 0.44%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
35 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$48.54	$37.60	$53.99	$47.74	$43.56	$36.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.17	0.15	0.00 (b)	0.05	0.29 (c)
Net realized and unrealized gain (loss)	5.30	13.84	(11.20)	11.05	9.23	10.99
Total from Investment Operations	5.42	14.01	(11.05)	11.05	9.28	11.28
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.12)	(0.12)	—	—	(0.26)
Net realized capital gains	—	(2.95)	(5.22)	(4.80)	(5.10)	(3.79)
Total Distributions	(0.01)	(3.07)	(5.34)	(4.80)	(5.10)	(4.05)
Net asset value, end of the period	$53.95	$48.54	$37.60	$53.99	$47.74	$43.56
Total return	11.16%(d)	37.35%	(20.95)%	23.48%	22.36%	31.36%(c)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$364,552	$322,106	$191,912	$284,738	$243,302	$283,864
Net expenses	0.83%(f)	0.85%	0.87%	0.89%	0.92%	0.91%(g)
Gross expenses	0.83%(f)	0.85%	0.87%	0.89%	0.92%	0.92%
Net investment income	0.45%(f)	0.37%	0.35%	0.00 (h)	0.13%	0.69%(c)
Portfolio turnover rate	19%	36%	46%	18%	26%	12%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.22, total return would have been 31.16% and the ratio of net investment income to average net assets would have been 0.53%.

(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.
| 36

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$22.76	$19.64	$22.70	$21.79	$22.42	$17.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01	0.05	0.11	0.05	0.07	0.03
Net realized and unrealized gain (loss)	1.30	3.14	(2.53)	4.52	1.96	5.21
Total from Investment Operations	1.31	3.19	(2.42)	4.57	2.03	5.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.07)	(0.13)	(0.04)	(0.04)	(0.02)
Net realized capital gains	—	—	(0.51)	(3.62)	(2.62)	(0.17)
Total Distributions	(0.00)	(0.07)	(0.64)	(3.66)	(2.66)	(0.19)
Net asset value, end of the period	$24.07	$22.76	$19.64	$22.70	$21.79	$22.42
Total return(c)(d)	5.77%(e)	16.26%	(10.80)%	21.32%	10.46%	30.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$40,151	$38,864	$33,507	$37,849	$30,567	$33,434
Net expenses(f)	1.15%(g)	1.15%	1.15%	1.17%(h)	1.20%	1.25%(i)(j)
Gross expenses	1.27%(g)	1.25%	1.21%	1.23%	1.29%	1.28%(j)
Net investment income	0.06%(g)	0.25%	0.55%	0.22%	0.35%	0.16%
Portfolio turnover rate	57%	94%	53%	71%	52%	52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.40% to 1.20%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.23% and the ratio of gross expenses would have been 1.26%.
See accompanying notes to financial statements.
37 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$20.48	$17.75	$20.58	$20.15	$21.06	$16.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)	(0.10)	(0.04)	(0.13)	(0.08)	(0.10)
Net realized and unrealized gain (loss)	1.17	2.83	(2.28)	4.18	1.79	4.90
Total from Investment Operations	1.09	2.73	(2.32)	4.05	1.71	4.80
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	—	—	(0.00)(b)	—	(0.00)(b)
Net realized capital gains	—	—	(0.51)	(3.62)	(2.62)	(0.17)
Total Distributions	(0.00)	—	(0.51)	(3.62)	(2.62)	(0.17)
Net asset value, end of the period	$21.57	$20.48	$17.75	$20.58	$20.15	$21.06
Total return(c)(d)	5.34%(e)	15.38%	(11.46)%	20.44%	9.60%	29.25%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,454	$3,650	$7,405	$11,436	$14,023	$21,932
Net expenses(f)	1.90%(g)	1.90%	1.90%	1.93%(h)	1.95%	1.99%(i)(j)
Gross expenses	2.02%(g)	2.00%	1.96%	1.98%	2.04%	2.02%(j)
Net investment loss	(0.73)%(g)	(0.55)%	(0.22)%	(0.56)%	(0.42)%	(0.50)%
Portfolio turnover rate	57%	94%	53%	71%	52%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
(i)	Effective July 1, 2019, the expense limit decreased from 2.15% to 1.95%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.98% and the ratio of gross expenses would have been 2.01%.
See accompanying notes to financial statements.
| 38

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$23.12	$19.95	$23.05	$22.07	$22.66	$17.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.11	0.17	0.14	0.13	0.11
Net realized and unrealized gain (loss)	1.33	3.19	(2.57)	4.58	2.00	5.27
Total from Investment Operations	1.37	3.30	(2.40)	4.72	2.13	5.38
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.13)	(0.19)	(0.12)	(0.10)	(0.09)
Net realized capital gains	—	—	(0.51)	(3.62)	(2.62)	(0.17)
Total Distributions	(0.00)	(0.13)	(0.70)	(3.74)	(2.72)	(0.26)
Net asset value, end of the period	$24.49	$23.12	$19.95	$23.05	$22.07	$22.66
Total return(c)	5.94%(d)	16.56%	(10.54)%	21.70%	10.83%	30.67%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$67,788	$63,894	$72,804	$91,416	$17,965	$18,262
Net expenses(e)	0.85%(f)	0.85%	0.85%	0.86%(g)	0.90%	0.92%(h)(i)
Gross expenses	0.92%(f)	0.90%	0.87%	0.89%	0.94%	0.93%(i)
Net investment income	0.35%(f)	0.55%	0.84%	0.55%	0.65%	0.51%
Portfolio turnover rate	57%	94%	53%	71%	52%	52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(h)	Effective July 1, 2019, the expense limit decreased from 1.10% to 0.90%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.91% and the ratio of gross expenses would have been 0.91%.
See accompanying notes to financial statements.
39 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$23.17	$19.99	$23.09	$22.10	$22.69	$17.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.10	0.16	0.11	0.12	0.10
Net realized and unrealized gain (loss)	1.33	3.20	(2.57)	4.60	2.00	5.26
Total from Investment Operations	1.37	3.30	(2.41)	4.71	2.12	5.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.12)	(0.18)	(0.10)	(0.09)	(0.07)
Net realized capital gains	—	—	(0.51)	(3.62)	(2.62)	(0.17)
Total Distributions	(0.00)	(0.12)	(0.69)	(3.72)	(2.71)	(0.24)
Net asset value, end of the period	$24.54	$23.17	$19.99	$23.09	$22.10	$22.69
Total return(c)	5.93%(d)	16.52%	(10.58)%	21.65%	10.76%	30.52%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$138,423	$144,247	$148,505	$226,838	$227,501	$298,705
Net expenses(e)	0.90%(f)	0.90%	0.90%	0.93%(g)	0.95%	1.00%(h)(i)
Gross expenses	1.02%(f)	1.00%	0.96%	0.98%	1.04%	1.02%(i)
Net investment income	0.30%(f)	0.49%	0.78%	0.45%	0.60%	0.48%
Portfolio turnover rate	57%	94%	53%	71%	52%	52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(h)	Effective July 1, 2019, the expense limit decreased from 1.15% to 0.95%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.98% and the ratio of gross expenses would have been 1.01%.
See accompanying notes to financial statements.
| 40

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$18.88	$15.17	$17.87	$16.69	$15.45	$12.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08	0.09	(0.02)	0.00 (b)(c)	0.00 (b)	0.02
Net realized and unrealized gain (loss)	0.37	3.67	(1.78)	4.98	1.33	3.06
Total from Investment Operations	0.45	3.76	(1.80)	4.98	1.33	3.08
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.05)	—	(0.01)	(0.00)(b)	(0.03)
Net realized capital gains	—	—	(0.90)	(3.79)	(0.09)	(0.08)
Total Distributions	—	(0.05)	(0.90)	(3.80)	(0.09)	(0.11)
Net asset value, end of the period	$19.33	$18.88	$15.17	$17.87	$16.69	$15.45
Total return(d)(e)	2.38%(f)	24.82%	(10.19)%	30.24%(c)	8.91%	24.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$109,762	$111,268	$66,339	$81,493	$61,571	$67,525
Net expenses(g)	1.25%(h)	1.25%	1.25%	1.27%(i)	1.32%(j)	1.40%(k)
Gross expenses	1.32%(h)	1.37%	1.37%	1.43%	1.53%	1.47%
Net investment income (loss)	0.86%(h)	0.53%	(0.12)%	0.01%(c)	0.02%	0.12%
Portfolio turnover rate	28%	72%	63%	92%	105%	61%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.05), total return would have been 29.95% and the ratio of net investment loss to average net assets would have been (0.25)%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.25%.
(j)	Effective July 1, 2020, the expense limit decreased from 1.34% to 1.30%.
(k)	Effective July 1, 2019, the expense limit decreased from 1.45% to 1.34%.
See accompanying notes to financial statements.
41 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$6.51	$5.30	$6.94	$8.34	$7.84	$6.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00 (b)	(0.01)	(0.04)	(0.06)(c)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	0.13	1.28	(0.70)	2.45	0.64	1.57
Total from Investment Operations	0.13	1.27	(0.74)	2.39	0.59	1.52
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.06)	—	—	(0.00)(b)	(0.01)
Net realized capital gains	—	—	(0.90)	(3.79)	(0.09)	(0.08)
Total Distributions	—	(0.06)	(0.90)	(3.79)	(0.09)	(0.09)
Net asset value, end of the period	$6.64	$6.51	$5.30	$6.94	$8.34	$7.84
Total return(d)(e)	2.00%(f)	23.93%	(11.01)%	29.45%(c)	8.08%	23.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$11,870	$7,988	$2,118	$966	$983	$1,450
Net expenses(g)	2.00%(h)	2.00%	2.00%	2.03%(i)	2.07%(j)	2.16%(k)
Gross expenses	2.07%(h)	2.12%	2.12%	2.19%	2.28%	2.23%
Net investment income (loss)	0.14%(h)	(0.14)%	(0.74)%	(0.67)%(c)	(0.71)%	(0.68)%
Portfolio turnover rate	28%	72%	63%	92%	105%	61%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.10), total return would have been 29.09% and the ratio of net investment loss to average net assets would have been (0.99)%.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 2.05% to 2.00%.
(j)	Effective July 1, 2020, the expense limit decreased from 2.09% to 2.05%.
(k)	Effective July 1, 2019, the expense limit decreased from 2.20% to 2.09%.
See accompanying notes to financial statements.
| 42

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$20.14	$16.16	$18.96	$17.52	$16.20	$13.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.15	0.04	0.01 (b)	0.04	0.08
Net realized and unrealized gain (loss)	0.39	3.93	(1.91)	5.29	1.42	3.20
Total from Investment Operations	0.51	4.08	(1.87)	5.30	1.46	3.28
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.10)	(0.03)	(0.07)	(0.05)	(0.08)
Net realized capital gains	—	—	(0.90)	(3.79)	(0.09)	(0.08)
Total Distributions	—	(0.10)	(0.93)	(3.86)	(0.14)	(0.16)
Net asset value, end of the period	$20.65	$20.14	$16.16	$18.96	$17.52	$16.20
Total return(c)	2.53%(d)	25.24%	(9.95)%	30.64%(b)	9.27%	25.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$90,532	$2,506	$1,493	$1,383	$23	$21
Net expenses(e)	0.95%(f)	0.95%	0.95%	0.97%(g)	1.02%(h)	1.03%(i)
Gross expenses	0.96%(f)	1.08%	1.10%	1.19%	6.54%	11.80%
Net investment income	1.20%(f)	0.84%	0.22%	0.03%(b)	0.31%	0.52%
Portfolio turnover rate	28%	72%	63%	92%	105%	61%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 30.37% and the ratio of net investment income to average net assets would have been 0.03%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.04% to 1.00%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.15% to 1.04%.
See accompanying notes to financial statements.
43 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$20.11	$16.15	$18.95	$17.51	$16.19	$13.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.16	0.04	0.06 (b)	0.04	0.05
Net realized and unrealized gain (loss)	0.38	3.89	(1.91)	5.23	1.41	3.21
Total from Investment Operations	0.50	4.05	(1.87)	5.29	1.45	3.26
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.09)	(0.03)	(0.06)	(0.04)	(0.07)
Net realized capital gains	—	—	(0.90)	(3.79)	(0.09)	(0.08)
Total Distributions	—	(0.09)	(0.93)	(3.85)	(0.13)	(0.15)
Net asset value, end of the period	$20.61	$20.11	$16.15	$18.95	$17.51	$16.19
Total return(c)	2.49%(d)	25.10%	(9.98)%	30.61%(b)	9.23%	24.88%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$866,131	$530,371	$120,585	$66,054	$49,315	$44,482
Net expenses(e)	1.00%(f)	1.00%	1.00%	1.02%(g)	1.07%(h)	1.15%(i)
Gross expenses	1.07%(f)	1.12%	1.12%	1.18%	1.28%	1.23%
Net investment income	1.16%(f)	0.91%	0.22%	0.28%(b)	0.26%	0.35%
Portfolio turnover rate	28%	72%	63%	92%	105%	61%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 30.26% and the ratio of net investment income to average net assets would have been 0.01%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.05% to 1.00%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.09% to 1.05%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.20% to 1.09%.
See accompanying notes to financial statements.
| 44

Notes to Financial Statements
June 30, 2024 (Unaudited)
1.Organization. Loomis Sayles Funds II, Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds II:
Loomis Sayles International Growth Fund (“International Growth Fund”)
Natixis Funds Trust I:
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund (“U.S. Equity Opportunities Fund”)
Vaughan Nelson Small Cap Value Fund (“Small Cap Value Fund”)
Natixis Funds Trust II:
Natixis Oakmark Fund
Vaughan Nelson Mid Cap Fund (“Mid Cap Fund”)
Each Fund is a diversified investment company, except for International Growth Fund, which is a non-diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing
45 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
| 46

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service ("IRS"), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.
f. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as capital gains taxes, deferred Trustees’ fees, forward foreign currency contract mark-to-market, tax equalization, distribution re-designations, foreign currency gains and losses, corporate actions, passive foreign investment company adjustments, return of capital distributions received and capital gain distribution received. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to capital gains taxes, wash sales, forward foreign currency contract mark-to-market, return of capital distributions received, corporate actions, deferred Trustees’ fees, deferral of EU reclaims, capital gain distribution received and passive foreign investment company adjustments. Amounts of income and capital gain available to be distributed on a tax basis are
47 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2023 was as follows:
	2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
International Growth Fund	$185,268	$ —	$185,268
Natixis Oakmark Fund	3,814,121	18,473,243	22,287,364
Natixis Oakmark International Fund	6,846,278	—	6,846,278
U.S. Equity Opportunities Fund	26,791,709	44,583,934	71,375,643
Mid Cap Fund	1,259,368	—	1,259,368
Small Cap Value Fund	2,773,579	—	2,773,579
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2023, capital loss carryforwards were as follows:
	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund
Capital loss carryforward:
Short-term:
No expiration date	$(113,821)	$ —	$(9,746,895)	$ —
Long-term:
No expiration date	—	—	(125,804,223)	—
Total capital loss carryforward	$(113,821)	$ —	$(135,551,118)	$ —
Late-year ordinary and post-October capital loss deferrals*	$ —	$ —	$ —	$(17,046,776)

	Mid Cap Fund	Small Cap Value Fund
Capital loss carryforward:
Short-term:
No expiration date	$(4,503,728)	$(5,119,417)
Long-term:
No expiration date	—	(3,896,979)
Total capital loss carryforward	$(4,503,728)	$(9,016,396)

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. U.S. Equity
Opportunities Fund is deferring capital losses.

| 48

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
As of June 30, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Value Fund
Federal tax cost	$36,685,443	$763,207,327	$355,187,469	$702,847,109	$200,528,099	$977,585,385
Gross tax appreciation	$7,376,659	$103,056,252	$51,158,632	$384,347,395	$45,784,933	$130,239,007
Gross tax depreciation	(6,408,720)	(20,574,065)	(54,071,771)	(37,343,981)	(2,485,478)	(21,803,329)
Net tax appreciation (depreciation)	$967,939	$82,482,187	$(2,913,139)	$347,003,414	$43,299,455	$108,435,678
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
g. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
h. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
49 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2024, at value:
International Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$2,021,754	$ —	$2,021,754
Belgium	—	671,763	—	671,763
China	5,199,908	2,671,775	—	7,871,683
Denmark	—	3,389,678	—	3,389,678
France	—	1,584,300	—	1,584,300
Germany	—	1,603,389	—	1,603,389
Japan	—	1,193,155	—	1,193,155
Macau	—	237,350	—	237,350
Netherlands	—	2,101,347	—	2,101,347
Switzerland	506,506	1,175,659	—	1,682,165
United Kingdom	—	1,793,673	—	1,793,673
United States	5,342,549	3,217,168	—	8,559,717
All Other Common Stocks(a)	4,544,509	—	—	4,544,509
Total Common Stocks	15,593,472	21,661,011	—	37,254,483
Short-Term Investments	—	398,899	—	398,899
Total Investments	$15,593,472	$22,059,910	$—	$37,653,382

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Natixis Oakmark Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$805,836,461	$ —	$ —	$805,836,461
Short-Term Investments	—	39,853,053	—	39,853,053
Total Investments	$805,836,461	$39,853,053	$—	$845,689,514

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 50

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)

Natixis Oakmark International Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$2,559,160	$ —	$2,559,160
Belgium	—	4,069,709	—	4,069,709
China	—	6,357,656	—	6,357,656
Denmark	—	6,155,272	—	6,155,272
France	—	56,960,272	—	56,960,272
Germany	—	89,614,674	—	89,614,674
India	—	2,609,279	—	2,609,279
Indonesia	—	1,906,446	—	1,906,446
Ireland	5,545,572	2,355,019	—	7,900,591
Italy	—	7,228,926	—	7,228,926
Japan	—	8,294,454	—	8,294,454
Korea	—	5,960,365	—	5,960,365
Netherlands	—	22,042,117	—	22,042,117
Spain	—	4,098,736	—	4,098,736
Sweden	—	10,564,471	—	10,564,471
Switzerland	—	28,140,564	—	28,140,564
United Kingdom	3,184,339	54,190,046	—	57,374,385
All Other Common Stocks(a)	17,067,689	—	—	17,067,689
Total Common Stocks	25,797,600	313,107,166	—	338,904,766
Preferred Stocks(a)	—	5,647,760	—	5,647,760
Short-Term Investments	—	7,721,804	—	7,721,804
Total Investments	$25,797,600	$326,476,730	$—	$352,274,330

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

U.S. Equity Opportunities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,014,934,554	$ —	$ —	$1,014,934,554
Short-Term Investments	—	34,915,969	—	34,915,969
Total Investments	$1,014,934,554	$34,915,969	$—	$1,049,850,523

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Mid Cap Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$239,946,323	$ —	$ —	$239,946,323
Short-Term Investments	—	3,881,231	—	3,881,231
Total Investments	$239,946,323	$3,881,231	$—	$243,827,554

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
51 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)

Small Cap Value Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,030,897,304	$ —	$ —	$1,030,897,304
Short-Term Investments	—	55,123,759	—	55,123,759
Total Investments	$1,030,897,304	$55,123,759	$—	$1,086,021,063

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the six months ended June 30, 2024, purchases and sales of securities (excluding short-term investments) were as follows:
Fund	Purchases	Sales
International Growth Fund	$6,009,739	$111,700
Natixis Oakmark Fund	316,161,393	153,666,484
Natixis Oakmark International Fund	67,416,172	73,474,033
U.S. Equity Opportunities Fund	182,620,848	214,136,032
Mid Cap Fund	139,961,758	161,604,389
Small Cap Value Fund	627,580,686	240,333,975
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to International Growth Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, International Growth Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Natixis Oakmark Fund, Natixis Oakmark International Fund, U.S. Equity Opportunities Fund, Mid Cap Fund and Small Cap Value Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	0.70%	0.70%	0.65%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.75%	0.75%	0.75%	0.70%	0.70%
U.S. Equity Opportunities Fund	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Mid Cap Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.70%
Small Cap Value Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
U.S. Equity Opportunities Fund	Harris Loomis Sayles
Mid Cap Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Small Cap Value Fund	Vaughan Nelson
Natixis Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC.
| 52

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	Harris	0.52%	0.52%	0.50%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.50%	0.50%	0.45%	0.45%
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.51%	0.51%	0.51%	0.51%	0.51%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%	0.35%	0.35%	0.35%
Mid Cap Fund	Vaughan Nelson	0.47%	0.47%	0.47%	0.47%	0.44%
Small Cap Value Fund	Vaughan Nelson	0.52%	0.52%	0.52%	0.52%	0.52%
Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2025, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended June 30, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	1.20%	1.95%	0.90%	0.95%
Natixis Oakmark Fund	1.05%	1.80%	0.75%	0.80%
Natixis Oakmark International Fund	1.15%	1.90%	0.85%	0.90%
U.S. Equity Opportunities Fund	1.12%	1.87%	0.82%	0.87%
Mid Cap Fund	1.15%	1.90%	0.85%	0.90%
Small Cap Value Fund	1.25%	2.00%	0.95%	1.00%
Effective July 1, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Natixis Oakmark Fund and U.S. Equity Opportunities Fund are as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Natixis Oakmark Fund	1.03%	1.78%	0.73%	0.78%
U.S. Equity Opportunities Fund	1.08%	1.83%	0.78%	0.83%
This new undertaking is in effect until April 30, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.
Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
53 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
For the six months ended June 30, 2024, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
International Growth Fund	$131,992	$86,956	$45,036	0.75%	0.26%
Natixis Oakmark Fund	2,517,271	184,746	2,332,525	0.64%	0.60%
Natixis Oakmark International Fund	1,453,145	418,387	1,034,758	0.79%	0.56%
U.S. Equity Opportunities Fund	3,384,357	—	3,384,357	0.67%	0.67%
Mid Cap Fund	921,352	124,232	797,120	0.75%	0.65%
Small Cap Value Fund	3,785,765	284,889	3,500,876	0.85%	0.79%

[1]	Management fee waivers are subject to possible recovery until December 31, 2025.
No expenses were recovered for any of the Funds during the six months ended June 30, 2024 under the terms of the expense limitation agreements.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended June 30, 2024, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
International Growth Fund	$192	$2	$4
Natixis Oakmark Fund	336,570	71,027	213,079
Natixis Oakmark International Fund	171,330	30,669	92,008
U.S. Equity Opportunities Fund	789,470	39,001	117,003
Mid Cap Fund	50,328	3,805	11,415
Small Cap Value Fund	137,586	12,951	38,853
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
| 54

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
For the six months ended June 30, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
International Growth Fund	$7,928
Natixis Oakmark Fund	175,893
Natixis Oakmark International Fund	82,858
U.S. Equity Opportunities Fund	227,633
Mid Cap Fund	55,375
Small Cap Value Fund	200,445
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended June 30, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
International Growth Fund	$2,951
Natixis Oakmark Fund	251,766
Natixis Oakmark International Fund	311,251
U.S. Equity Opportunities Fund	197,888
Mid Cap Fund	86,386
Small Cap Value Fund	429,648
As of June 30, 2024, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
International Growth Fund	$85
Natixis Oakmark Fund	5,760
Natixis Oakmark International Fund	6,146
U.S. Equity Opportunities Fund	5,232
Mid Cap Fund	2,067
Small Cap Value Fund	10,119
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2024 were as follows:
Fund	Commissions
Natixis Oakmark Fund	$36,769
Natixis Oakmark International Fund	3,467
U.S. Equity Opportunities Fund	7,658
Mid Cap Fund	956
Small Cap Value Fund	7,721
55 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors, Loomis Sayles and affiliates are also officers and/or Trustees of the Trusts.
g. Affiliated Ownership. As of June 30, 2024, Natixis and affiliates held shares of International Growth Fund representing 98.07% of the Fund's net assets.
Investment activities of affiliated shareholders could have material impacts on the Fund.
h. Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2025 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended June 30, 2024, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
International Growth Fund	$912
Natixis Oakmark Fund	578
Natixis Oakmark International Fund	573
U.S. Equity Opportunities Fund	576
Mid Cap Fund	1,369
Small Cap Value Fund	844
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
| 56

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
For the six months ended June 30, 2024, the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	$81	$1	$912	$4,606
Natixis Oakmark Fund	100,036	21,109	578	170,399
Natixis Oakmark International Fund	119,784	21,461	573	179,683
U.S. Equity Opportunities Fund	178,972	8,837	576	98,106
Mid Cap Fund	20,225	1,528	1,369	69,877
Small Cap Value Fund	58,877	5,605	844	395,551
7.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended June 30, 2024, none of the Funds had borrowings under this agreement.
9.Risk. The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
International Growth Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. The Fund’s exposure to VIE structures may pose additional risks because the VIE structure is not formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. In addition, Chinese companies using the VIE structure, and listed on stock exchanges in the U.S., could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the U.S. Securities and Exchange Commission, the Public Company Accounting Oversight Board, or other U.S. regulators. Any of these risks could reduce the liquidity and value of these investments or render them valueless.
International Growth Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that
57 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Natixis Oakmark Fund	1	5.86%
Natixis Oakmark International Fund	1	28.55%
U.S. Equity Opportunities Fund	1	6.73%
Mid Cap Fund	3	31.99%
Small Cap Value Fund	1	7.18%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
11.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
International Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	78	$750	2,503	$21,700
Issued in connection with the reinvestment of distributions	3	32	54	506
Redeemed	(511)	(5,028)	(2,485)	(22,346)
Net change	(430)	$(4,246)	72	$(140)
Class N
Issued from the sale of shares	101	$1,000	—	$ —
Issued in connection with the reinvestment of distributions	67	648	1,970	18,612
Redeemed	(101)	(1,005)	—	—
Net change	67	$643	1,970	$18,612
Class Y
Issued from the sale of shares	551,935	$5,534,692	119,836	$1,017,450
Issued in connection with the reinvestment of distributions	223	2,145	2,930	27,691
Redeemed	(3,364)	(33,475)	(246)	(2,169)
Net change	548,794	$5,503,362	122,520	$1,042,972
Increase from capital share transactions	548,431	$5,499,759	124,562	$1,061,444
| 58

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
11.Capital Shares (continued).

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	591,813	$16,700,765	1,386,710	$35,188,050
Issued in connection with the reinvestment of distributions	50,065	1,455,442	293,448	8,029,053
Redeemed	(560,944)	(15,861,369)	(1,187,356)	(29,357,878)
Net change	80,934	$2,294,838	492,802	$13,859,225
Class C
Issued from the sale of shares	348,267	$7,573,908	528,152	$10,385,091
Issued in connection with the reinvestment of distributions	18,415	409,553	93,146	1,956,916
Redeemed	(423,328)	(9,176,394)	(1,055,818)	(19,902,093)
Net change	(56,646)	$(1,192,933)	(434,520)	$(7,560,086)
Class N
Issued from the sale of shares	4,790	$150,379	288	$7,742
Issued in connection with the reinvestment of distributions	118	3,728	750	22,322
Redeemed	(1)	(38)	(1,348)	(36,140)
Net change	4,907	$154,069	(310)	$(6,076)
Class Y
Issued from the sale of shares	7,949,712	$241,069,027	9,451,057	$262,547,873
Issued in connection with the reinvestment of distributions	79,456	2,506,833	365,614	10,843,953
Redeemed	(2,565,866)	(79,064,610)	(3,282,300)	(89,337,801)
Net change	5,463,302	$164,511,250	6,534,371	$184,054,025
Increase from capital share transactions	5,492,497	$165,767,224	6,592,343	$190,347,088
59 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
11.Capital Shares (continued).

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	433,481	$6,209,006	1,688,085	$24,175,449
Issued in connection with the reinvestment of distributions	6,933	100,462	108,110	1,581,529
Redeemed	(1,029,620)	(14,753,063)	(1,648,201)	(23,381,209)
Net change	(589,206)	$(8,443,595)	147,994	$2,375,769
Class C
Issued from the sale of shares	23,601	$332,113	71,240	$1,010,015
Issued in connection with the reinvestment of distributions	1,829	26,057	13,933	200,718
Redeemed	(423,169)	(5,959,762)	(1,287,224)	(17,896,948)
Net change	(397,739)	$(5,601,592)	(1,202,051)	$(16,686,215)
Class N
Issued from the sale of shares	9,068	$127,761	11,185	$143,685
Issued in connection with the reinvestment of distributions	23	328	470	6,845
Redeemed	(3,857)	(53,970)	(5,566)	(78,203)
Net change	5,234	$74,119	6,089	$72,327
Class Y
Issued from the sale of shares	2,197,839	$31,391,209	3,217,650	$45,697,023
Issued in connection with the reinvestment of distributions	14,846	214,225	275,316	4,005,582
Redeemed	(2,280,745)	(32,439,253)	(4,671,698)	(65,499,977)
Net change	(68,060)	$(833,819)	(1,178,732)	$(15,797,372)
Decrease from capital share transactions	(1,049,771)	$(14,804,887)	(2,226,700)	$(30,035,491)
| 60

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
11.Capital Shares (continued).

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	289,331	$11,200,828	678,253	$23,509,035
Issued in connection with the reinvestment of distributions	2,648	105,591	1,204,004	43,870,647
Redeemed	(987,804)	(38,248,815)	(2,864,385)	(97,156,248)
Net change	(695,825)	$(26,942,396)	(982,128)	$(29,776,566)
Class C
Issued from the sale of shares	169,989	$2,419,718	227,231	$3,297,014
Issued in connection with the reinvestment of distributions	977	14,296	391,003	5,254,512
Redeemed	(351,149)	(5,049,588)	(782,585)	(11,000,049)
Net change	(180,183)	$(2,615,574)	(164,351)	$(2,448,523)
Class N
Issued from the sale of shares	26,702	$1,387,170	—	$ —
Issued in connection with the reinvestment of distributions	4	198	285	13,778
Redeemed	(69)	(3,676)	(129)	(6,250)
Net change	26,637	$1,383,692	156	$7,528
Class Y
Issued from the sale of shares	840,777	$42,897,686	2,819,571	$126,397,035
Issued in connection with the reinvestment of distributions	662	34,919	289,349	13,935,793
Redeemed	(719,994)	(36,985,264)	(1,576,769)	(68,998,499)
Net change	121,445	$5,947,341	1,532,151	$71,334,329
Increase (decrease) from capital share transactions	(727,926)	$(22,226,937)	385,828	$39,116,768
61 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
11.Capital Shares (continued).

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Mid Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	99,364	$2,405,955	258,724	$5,272,975
Issued in connection with the reinvestment of distributions	266	6,582	5,113	115,653
Redeemed	(139,291)	(3,328,586)	(262,211)	(5,316,615)
Net change	(39,661)	$(916,049)	1,626	$72,013
Class C
Issued from the sale of shares	2,625	$57,978	9,970	$179,835
Issued in connection with the reinvestment of distributions	27	598	—	—
Redeemed	(67,203)	(1,440,478)	(248,936)	(4,556,274)
Net change	(64,551)	$(1,381,902)	(238,966)	$(4,376,439)
Class N
Issued from the sale of shares	261,794	$6,427,638	187,046	$3,875,585
Issued in connection with the reinvestment of distributions	434	10,918	15,982	367,265
Redeemed	(257,761)	(6,298,891)	(1,089,884)	(22,347,940)
Net change	4,467	$139,665	(886,856)	$(18,105,090)
Class Y
Issued from the sale of shares	647,588	$16,043,494	829,941	$17,124,756
Issued in connection with the reinvestment of distributions	898	22,648	32,188	741,295
Redeemed	(1,232,670)	(29,935,398)	(2,066,677)	(42,974,174)
Net change	(584,184)	$(13,869,256)	(1,204,548)	$(25,108,123)
Decrease from capital share transactions	(683,929)	$(16,027,542)	(2,328,744)	$(47,517,639)
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Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
11.Capital Shares (continued).

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	435,898	$8,290,920	2,230,090	$37,758,332
Issued in connection with the reinvestment of distributions	—	—	16,125	304,663
Redeemed	(649,743)	(12,516,923)	(725,916)	(11,990,865)
Net change	(213,845)	$(4,226,003)	1,520,299	$26,072,130
Class C
Issued from the sale of shares	596,620	$3,911,269	928,672	$5,506,114
Issued in connection with the reinvestment of distributions	—	—	10,392	67,551
Redeemed	(35,955)	(236,442)	(111,787)	(644,754)
Net change	560,665	$3,674,827	827,277	$4,928,911
Class N
Issued from the sale of shares	4,353,466	$90,708,932	34,826	$619,155
Issued in connection with the reinvestment of distributions	—	—	599	12,034
Redeemed	(92,878)	(1,906,840)	(3,357)	(58,720)
Net change	4,260,588	$88,802,092	32,068	$572,469
Class Y
Issued from the sale of shares	21,186,676	$428,605,651	23,399,247	$422,571,046
Issued in connection with the reinvestment of distributions	—	—	114,571	2,299,448
Redeemed	(5,537,169)	(112,714,845)	(4,609,145)	(82,075,612)
Net change	15,649,507	$315,890,806	18,904,673	$342,794,882
Increase from capital share transactions	20,256,915	$404,141,722	21,284,317	$374,368,392
63 |

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS
The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Natixis Oakmark Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Mid Cap Fund, and Vaughan Nelson Small Cap Value Fund, sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2024. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the
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use of derivatives, implementation of tailored shareholder reports and amendments to the Names Rule, as well as from monitoring proposed rules, such as those relating to cybersecurity, environmental, social, and governance-specific regulatory changes, and vendor oversight.
For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2023, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles International Growth Fund	12%	45%	N/A
Natixis Oakmark Fund	2%	4%	1%
Natixis Oakmark International Fund	32%	87%	61%
Natixis U.S. Equity Opportunities Fund	2%	29%	11%
Vaughan Nelson Mid Cap Fund	40%	33%	31%
Vaughan Nelson Small Cap Value Fund	4%	4%	6%
In the case of the Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Fund’s Agreement. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund had outperformed its relevant benchmark for the one-year period ended December 31, 2023; and (3) that the Fund’s shorter-term (one-year) performance has been strong relative to its category. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds.
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In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for the Funds under their expense limitation agreements. They further noted that management had proposed to reduce the expense limitations on all share classes for Natixis U.S. Equity Opportunities Fund and Natixis Oakmark Fund effective as of July 1, 2024. The Trustees further noted that the Loomis Sayles International Growth Fund had a total advisory fee rate that was below the median of a peer group of funds.
The Trustees noted that each of Natixis Oakmark Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Small Cap Value Fund, and Vaughan Nelson Mid Cap Fund had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) that management had proposed to reduce the expense limitations of Natixis U.S. Equity Opportunities Fund and Natixis Oakmark Fund, which is expected to reduce each Fund’s effective advisory fee rate; (2) that the advisory fee was only one basis point higher than the median of a peer group of funds for Natixis Oakmark International Fund and Vaughan Nelson Mid Cap Fund; (3) that the advisory fee was only three basis points higher than the median of a peer group of funds for Natixis U.S. Equity Opportunities Fund; (4) that, although its advisory fee was higher than the median of its peer group, Vaughan Nelson Small Cap Value Fund’s net overall expense ratio was only one basis point above the median of a peer group of funds; and (5) the quality of the services and the reputation and performance of the portfolio management team. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that Natixis Oakmark Fund, Natixis Oakmark International Fund and Vaughan Nelson Mid Cap Fund had breakpoints in their advisory fees and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitations for Natixis U.S. Equity Opportunities Fund and Natixis Oakmark Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment certain Advisers had made into their businesses.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
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The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and adverse developments affecting the financial services industry generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.
• So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2025.
67 |

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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 8/30/2025
5861145.2.1
EF58SA-0624
This page is not part of the financial statements and other important information

Semi-annual Financial Statements and Other Important Information
June 30, 2024

Gateway Fund
Gateway Equity Call Premium Fund
Mirova Global Green Bond Fund
Mirova Global Sustainable Equity Fund
Mirova International Sustainable Equity Fund

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Gateway Fund

Shares	Description	Value (†)
Common Stocks — 100.0% of Net Assets
	Aerospace & Defense — 1.6%
139,958	Boeing Co.(a)(b)	$25,473,755
153,873	General Electric Co.(a)	24,461,191
41,278	HEICO Corp.(a)	9,230,174
438,402	RTX Corp.(a)	44,011,177
		103,176,297
	Air Freight & Logistics — 0.5%
216,724	United Parcel Service, Inc., Class B(a)	29,658,679
	Automobile Components — 0.1%
36,852	Autoliv, Inc.(a)	3,942,796
15,796	Magna International, Inc.	661,852
		4,604,648
	Automobiles — 1.4%
3,363	Ferrari NV(a)	1,373,349
1,177,145	Ford Motor Co.(a)	14,761,398
382,758	Tesla, Inc.(a)(b)	75,740,153
		91,874,900
	Banks — 3.5%
1,798,636	Bank of America Corp.(a)	71,531,754
541,030	JPMorgan Chase & Co.(a)	109,428,728
744,414	Wells Fargo & Co.(a)	44,210,747
		225,171,229
	Beverages — 1.1%
349,444	Monster Beverage Corp.(a)(b)	17,454,728
320,572	PepsiCo, Inc.(a)	52,871,940
		70,326,668
	Biotechnology — 2.0%
335,866	AbbVie, Inc.(a)	57,607,736
1,352	Alnylam Pharmaceuticals, Inc.(b)	328,536
111,552	Amgen, Inc.(a)	34,854,423
39,867	Biogen, Inc.(a)(b)	9,241,968
62,713	Vertex Pharmaceuticals, Inc.(a)(b)	29,394,837
		131,427,500
	Broadline Retail — 4.1%
1,364,043	Amazon.com, Inc.(a)(b)	263,601,310
2,538	MercadoLibre, Inc.(a)(b)	4,170,949
		267,772,259
	Building Products — 0.5%
355,197	Carrier Global Corp.(a)	22,405,827
17,766	Lennox International, Inc.(a)	9,504,454
		31,910,281
	Capital Markets — 2.3%
78,843	Brookfield Corp., Class A(a)	3,275,138
295,252	Charles Schwab Corp.(a)	21,757,120
14,601	FactSet Research Systems, Inc.(a)	5,961,150
216,194	Intercontinental Exchange, Inc.(a)	29,594,797
62,241	KKR & Co., Inc.(a)	6,550,243
414,283	Morgan Stanley(a)	40,264,165
41,804	MSCI, Inc.(a)	20,139,077
43,865	S&P Global, Inc.(a)	19,563,790
		147,105,480
	Chemicals — 1.4%
57,441	Ashland, Inc.(a)	5,427,600
71,767	Celanese Corp.(a)	9,680,650
275,738	Corteva, Inc.(a)	14,873,308
267,776	Dow, Inc.(a)	14,205,517
Shares	Description	Value (†)
	Chemicals — continued
117,596	Eastman Chemical Co.(a)	$11,520,880
167,820	LyondellBasell Industries NV, Class A(a)	16,053,661
125,903	Mosaic Co.(a)	3,638,597
66,451	Olin Corp.	3,133,165
95,921	RPM International, Inc.(a)	10,328,773
		88,862,151
	Commercial Services & Supplies — 1.1%
421,729	Copart, Inc.(a)(b)	22,840,843
53,505	Waste Connections, Inc.(a)	9,382,637
185,672	Waste Management, Inc.(a)	39,611,264
		71,834,744
	Communications Equipment — 0.8%
1,032,557	Cisco Systems, Inc.(a)	49,056,783
367,820	Telefonaktiebolaget LM Ericsson, ADR(a)	2,269,449
		51,326,232
	Construction Materials — 0.4%
43,244	Martin Marietta Materials, Inc.(a)	23,429,599
	Consumer Finance — 0.8%
232,900	Ally Financial, Inc.(a)	9,239,143
169,338	Discover Financial Services(a)	22,151,104
389,561	Synchrony Financial(a)	18,383,383
		49,773,630
	Consumer Staples Distribution & Retail — 2.2%
22,203	Casey's General Stores, Inc.(a)	8,471,777
74,519	Costco Wholesale Corp.(a)	63,340,405
148,193	Target Corp.(a)	21,938,492
68,318	U.S. Foods Holding Corp.(a)(b)	3,619,487
641,255	Walmart, Inc.(a)	43,419,376
		140,789,537
	Containers & Packaging — 0.4%
54,360	Avery Dennison Corp.(a)	11,885,814
60,185	Crown Holdings, Inc.(a)	4,477,162
141,364	WestRock Co.(a)	7,104,955
		23,467,931
	Distributors — 0.2%
107,529	Genuine Parts Co.(a)	14,873,411
	Diversified Consumer Services — 0.1%
67,454	Service Corp. International(a)	4,798,003
	Diversified Telecommunication Services — 0.5%
1,619,824	AT&T, Inc.(a)	30,954,837
	Electric Utilities — 0.7%
271,750	Alliant Energy Corp.(a)	13,832,075
373,580	American Electric Power Co., Inc.(a)	32,777,909
61,200	OGE Energy Corp.(a)	2,184,840
		48,794,824
	Electrical Equipment — 0.7%
118,720	Eaton Corp. PLC(a)	37,224,656
31,715	Hubbell, Inc.(a)	11,591,198
		48,815,854
	Electronic Equipment, Instruments & Components — 0.7%
97,069	CDW Corp.(a)	21,727,925
24,082	Coherent Corp.(a)(b)	1,744,982
330,537	Corning, Inc.(a)	12,841,362
33,350	Zebra Technologies Corp., Class A(a)(b)	10,302,816
		46,617,085
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Gateway Fund (continued)
Shares	Description	Value (†)
	Energy Equipment & Services — 0.2%
448,161	Halliburton Co.(a)	$15,138,879
	Entertainment — 1.5%
79,556	Live Nation Entertainment, Inc.(a)(b)	7,457,580
75,624	Netflix, Inc.(a)(b)	51,037,125
370,308	Walt Disney Co.(a)	36,767,881
		95,262,586
	Financial Services — 4.5%
337,344	Berkshire Hathaway, Inc., Class B(a)(b)	137,231,539
65,201	Block, Inc.(a)(b)	4,204,812
82,605	Mastercard, Inc., Class A(a)	36,442,022
300,792	PayPal Holdings, Inc.(a)(b)	17,454,960
356,233	Visa, Inc., Class A(a)	93,500,475
34,671	Voya Financial, Inc.(a)	2,466,842
		291,300,650
	Food Products — 0.8%
61,781	Bunge Global SA(a)	6,596,357
74,762	Lamb Weston Holdings, Inc.(a)	6,285,989
575,935	Mondelez International, Inc., Class A(a)	37,689,187
		50,571,533
	Ground Transportation — 0.8%
88,900	Canadian Pacific Kansas City Ltd.(a)	6,999,097
836,813	CSX Corp.(a)	27,991,395
77,264	Old Dominion Freight Line, Inc.(a)	13,644,822
3,720	Saia, Inc.(a)(b)	1,764,359
		50,399,673
	Health Care Equipment & Supplies — 2.4%
413,711	Abbott Laboratories(a)	42,988,710
494,281	Boston Scientific Corp.(a)(b)	38,064,580
176,847	Edwards Lifesciences Corp.(a)(b)	16,335,357
108,061	Intuitive Surgical, Inc.(a)(b)	48,070,936
45,637	STERIS PLC(a)	10,019,147
		155,478,730
	Health Care Providers & Services — 2.8%
299,844	CVS Health Corp.(a)	17,708,787
79,403	Elevance Health, Inc.(a)	43,025,309
77,106	HCA Healthcare, Inc.(a)	24,772,616
16,707	Molina Healthcare, Inc.(a)(b)	4,966,991
164,078	UnitedHealth Group, Inc.(a)	83,558,362
46,177	Universal Health Services, Inc., Class B(a)	8,539,513
		182,571,578
	Health Care Technology — 0.1%
35,149	Veeva Systems, Inc., Class A(a)(b)	6,432,619
	Hotels, Restaurants & Leisure — 1.6%
7,251	Booking Holdings, Inc.(a)	28,724,836
14,526	DoorDash, Inc., Class A(a)(b)	1,580,138
64,509	DraftKings, Inc., Class A(a)(b)	2,462,309
140,501	Hilton Worldwide Holdings, Inc.(a)	30,657,318
148,507	McDonald's Corp.(a)	37,845,524
68,473	Restaurant Brands International, Inc.(a)	4,818,445
		106,088,570
	Household Durables — 0.4%
2,093	NVR, Inc.(a)(b)	15,882,856
118,830	Toll Brothers, Inc.(a)	13,686,839
		29,569,695
	Household Products — 1.0%
413,582	Procter & Gamble Co.(a)	68,207,943
Shares	Description	Value (†)
	Independent Power & Renewable Electricity Producers — 0.2%
606,341	AES Corp.(a)	$10,653,411
	Industrial Conglomerates — 0.7%
205,995	Honeywell International, Inc.(a)	43,988,172
	Industrial REITs — 0.4%
227,816	Prologis, Inc.(a)	25,586,015
	Insurance — 1.9%
367,972	Aflac, Inc.(a)	32,863,579
62,253	American Financial Group, Inc.(a)	7,658,364
91,119	Aon PLC, Class A(a)	26,750,716
147,374	Arthur J Gallagher & Co.(a)	38,215,552
74,687	Fidelity National Financial, Inc.	3,691,032
3,155	Markel Group, Inc.(a)(b)	4,971,207
245,220	Unum Group(a)	12,533,194
		126,683,644
	Interactive Media & Services — 7.0%
304,000	Alphabet, Inc., Class A(a)	55,373,600
1,278,891	Alphabet, Inc., Class C(a)	234,574,187
334,610	Meta Platforms, Inc., Class A(a)	168,717,054
		458,664,841
	IT Services — 0.3%
42,770	Shopify, Inc., Class A(a)(b)	2,824,959
27,852	Twilio, Inc., Class A(a)(b)	1,582,272
72,450	VeriSign, Inc.(a)(b)	12,881,610
		17,288,841
	Life Sciences Tools & Services — 0.9%
91,948	Agilent Technologies, Inc.(a)	11,919,219
17,245	ICON PLC, ADR(a)(b)	5,405,790
71,103	Thermo Fisher Scientific, Inc.(a)	39,319,959
		56,644,968
	Machinery — 1.9%
121,157	Caterpillar, Inc.(a)	40,357,397
74,195	Cummins, Inc.(a)	20,546,821
66,901	Deere & Co.(a)	24,996,221
56,430	Parker-Hannifin Corp.(a)	28,542,858
121,067	Pentair PLC(a)	9,282,207
		123,725,504
	Media — 0.4%
750,524	Comcast Corp., Class A(a)	29,390,520
	Metals & Mining — 0.4%
190,162	Barrick Gold Corp.(a)	3,171,902
221,472	Newmont Corp.(a)	9,273,033
92,695	Southern Copper Corp.(a)	9,986,959
47,801	Steel Dynamics, Inc.(a)	6,190,230
		28,622,124
	Multi-Utilities — 0.9%
287,648	Ameren Corp.(a)	20,454,649
206,097	Consolidated Edison, Inc.(a)	18,429,194
227,581	WEC Energy Group, Inc.(a)	17,856,005
		56,739,848
	Oil, Gas & Consumable Fuels — 3.5%
45,031	Cheniere Energy, Inc.(a)	7,872,770
328,652	Chevron Corp.(a)	51,407,746
365,530	ConocoPhillips(a)	41,809,321
679,633	Exxon Mobil Corp.(a)	78,239,351
221,709	Occidental Petroleum Corp.(a)	13,974,318
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Gateway Fund (continued)
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
226,052	ONEOK, Inc.(a)	$18,434,541
115,966	Targa Resources Corp.(a)	14,934,101
		226,672,148
	Passenger Airlines — 0.1%
153,012	Alaska Air Group, Inc.(a)(b)	6,181,685
	Pharmaceuticals — 3.9%
128,130	Eli Lilly & Co.(a)	116,006,339
397,525	Johnson & Johnson(a)	58,102,254
427,014	Merck & Co., Inc.(a)	52,864,333
1,023,970	Pfizer, Inc.(a)	28,650,681
		255,623,607
	Professional Services — 0.8%
141,064	Automatic Data Processing, Inc.(a)	33,670,566
4,628	Booz Allen Hamilton Holding Corp.	712,249
160,547	Paychex, Inc.(a)	19,034,453
		53,417,268
	Real Estate Management & Development — 0.1%
176,849	Zillow Group, Inc., Class C(a)(b)	8,204,025
	Residential REITs — 0.3%
252,006	American Homes 4 Rent, Class A(a)	9,364,543
85,332	Camden Property Trust(a)	9,310,575
1	Equity LifeStyle Properties, Inc.	65
		18,675,183
	Retail REITs — 0.1%
57,774	Federal Realty Investment Trust(a)	5,833,441
	Semiconductors & Semiconductor Equipment — 12.1%
287,494	Advanced Micro Devices, Inc.(a)(b)	46,634,402
127,044	Analog Devices, Inc.(a)	28,999,064
481	ASML Holding NV	491,933
71,920	Broadcom, Inc.(a)	115,469,718
733,171	Intel Corp.(a)	22,706,306
83,719	Marvell Technology, Inc.(a)	5,851,958
161,763	Micron Technology, Inc.(a)	21,276,687
3,587,530	NVIDIA Corp.(a)	443,203,456
213,684	QUALCOMM, Inc.(a)	42,561,579
106,600	Teradyne, Inc.(a)	15,807,714
242,298	Texas Instruments, Inc.(a)	47,134,230
		790,137,047
	Software — 10.6%
91,488	Adobe, Inc.(a)(b)	50,825,243
5,608	Atlassian Corp., Class A(b)	991,943
100,560	Cadence Design Systems, Inc.(a)(b)	30,947,340
1,098,379	Microsoft Corp.(a)	490,920,494
321,834	Oracle Corp.(a)	45,442,961
122,261	Salesforce, Inc.(a)	31,433,303
40,910	ServiceNow, Inc.(a)(b)	32,182,670
22,602	Workday, Inc., Class A(a)(b)	5,052,903
		687,796,857
Shares	Description	Value (†)
	Specialized REITs — 0.9%
240,520	CubeSmart(a)	$10,864,288
102,236	Extra Space Storage, Inc.(a)	15,888,497
84,210	SBA Communications Corp.(a)	16,530,423
552,098	VICI Properties, Inc.(a)	15,812,087
		59,095,295
	Specialty Retail — 1.9%
1,749	Burlington Stores, Inc.(b)	419,760
20,171	Dick's Sporting Goods, Inc.(a)	4,333,740
208,388	Home Depot, Inc.(a)	71,735,485
171,807	Lowe's Cos., Inc.(a)	37,876,571
161,306	Valvoline, Inc.(a)(b)	6,968,419
		121,333,975
	Technology Hardware, Storage & Peripherals — 7.0%
2,133,712	Apple, Inc.(a)	449,402,422
38,399	Dell Technologies, Inc., Class C(a)	5,295,606
		454,698,028
	Textiles, Apparel & Luxury Goods — 0.1%
24,454	Lululemon Athletica, Inc.(a)(b)	7,304,410
	Tobacco — 0.1%
222,271	British American Tobacco PLC, ADR(a)	6,874,842
	Water Utilities — 0.3%
138,626	American Water Works Co., Inc.(a)	17,904,934
	Total Common Stocks (Identified Cost $1,656,186,844)	6,496,128,868
	Total Purchased Options — 0.4% (Identified Cost $55,982,802) (see details below)	27,200,905

Principal Amount
Short-Term Investments — 1.3%
$85,842,729	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $85,867,766 on 07/01/2024 collateralized by $40,507,900 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $50,606,952; $38,687,000 U.S. Treasury Note, 1.875% due 6/30/2026 valued at $36,952,690 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $85,842,729)	85,842,729
	Total Investments — 101.7% (Identified Cost $1,798,012,375)	6,609,172,502
	Other assets less liabilities — (1.7)%	(108,754,960)
	Net Assets — 100.0%	$6,500,417,542
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Gateway Fund (continued)
Purchased Options — 0.4%
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 0.4%
S&P 500® Index, Put(b)	8/30/2024	4,950	1,681	$917,906,688	$6,593,723	$2,202,110
S&P 500® Index, Put(b)	9/20/2024	4,700	1,681	917,906,688	13,956,502	1,966,770
S&P 500® Index, Put(b)	9/20/2024	4,800	1,681	917,906,688	6,652,557	2,420,640
S&P 500® Index, Put(b)	9/20/2024	5,000	1,682	918,452,736	7,840,643	3,910,650
S&P 500® Index, Put(b)	9/20/2024	5,100	1,681	917,906,688	8,666,395	5,127,050
S&P 500® Index, Put(b)	9/30/2024	5,100	1,681	917,906,688	6,166,749	5,849,880
S&P 500® Index, Put(b)	10/18/2024	5,000	1,681	917,906,688	6,106,233	5,723,805
Total					$55,982,802	$27,200,905
Written Options — (1.7%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (1.7%)
S&P 500® Index, Call	7/31/2024	5,450	(1,308)	$(714,230,784)	$(6,788,769)	$(12,242,880)
S&P 500® Index, Call	8/16/2024	5,400	(1,308)	(714,230,784)	(7,690,543)	(20,156,280)
S&P 500® Index, Call	8/16/2024	5,450	(1,308)	(714,230,784)	(7,727,010)	(15,506,340)
S&P 500® Index, Call	8/16/2024	5,550	(1,307)	(713,684,736)	(4,584,499)	(8,011,910)
S&P 500® Index, Call	8/30/2024	5,350	(1,308)	(714,230,784)	(19,869,174)	(27,906,180)
S&P 500® Index, Call	8/30/2024	5,500	(1,308)	(714,230,784)	(5,013,917)	(14,152,560)
S&P 500® Index, Call	9/20/2024	5,750	(1,307)	(713,684,736)	(5,642,972)	(3,822,975)
S&P 500® Index, Call	9/20/2024	5,800	(1,307)	(713,684,736)	(4,388,252)	(2,614,000)
S&P 500® Index, Call	9/30/2024	5,750	(1,307)	(713,684,736)	(5,400,563)	(4,652,920)
Total					$(67,105,699)	$(109,066,045)

(†)	See Note 2 of Notes to Financial Statements.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

REITs	Real Estate Investment Trusts
Industry Summary at June 30, 2024 (Unaudited)
Semiconductors & Semiconductor Equipment	12.1%
Software	10.6
Interactive Media & Services	7.0
Technology Hardware, Storage & Peripherals	7.0
Financial Services	4.5
Broadline Retail	4.1
Pharmaceuticals	3.9
Oil, Gas & Consumable Fuels	3.5
Banks	3.5
Health Care Providers & Services	2.8
Health Care Equipment & Supplies	2.4
Capital Markets	2.3
Consumer Staples Distribution & Retail	2.2
Biotechnology	2.0
Other Investments, less than 2% each	32.5
Short-Term Investments	1.3
Total Investments	101.7
Other assets less liabilities (including open written options)	(1.7)
Net Assets	100.0%
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 100.4% of Net Assets
	Aerospace & Defense — 2.0%
5,959	Boeing Co.(a)(b)	$1,084,598
11,150	General Electric Co.(a)	1,772,516
2,764	HEICO Corp.(a)	618,058
3,392	Lockheed Martin Corp.(a)	1,584,403
13,824	RTX Corp.(a)	1,387,791
		6,447,366
	Air Freight & Logistics — 0.3%
5,682	Expeditors International of Washington, Inc.(a)	709,057
5,320	GXO Logistics, Inc.(a)(b)	268,660
		977,717
	Automobile Components — 0.1%
3,861	Gentex Corp.(a)	130,154
1,060	Lear Corp.(a)	121,063
1,844	Magna International, Inc.(a)	77,264
		328,481
	Automobiles — 1.3%
375	Ferrari NV(a)	153,139
20,345	Tesla, Inc.(a)(b)	4,025,868
		4,179,007
	Banks — 3.4%
63,845	Bank of America Corp.(a)	2,539,116
4,668	East West Bancorp, Inc.(a)	341,838
30,005	Fifth Third Bancorp(a)	1,094,882
13,709	First Horizon Corp.(a)	216,191
8,803	ICICI Bank Ltd., ADR(a)	253,614
16,342	Itau Unibanco Holding SA, ADR	95,437
21,198	JPMorgan Chase & Co.(a)	4,287,508
33,433	Wells Fargo & Co.(a)	1,985,586
		10,814,172
	Beverages — 1.4%
14,760	Brown-Forman Corp., Class B(a)	637,484
6,370	Coca-Cola Europacific Partners PLC(a)	464,182
24,317	Keurig Dr Pepper, Inc.(a)	812,188
15,984	PepsiCo, Inc.(a)	2,636,241
		4,550,095
	Biotechnology — 2.0%
15,215	AbbVie, Inc.(a)	2,609,677
1,480	Alnylam Pharmaceuticals, Inc.(a)(b)	359,640
4,773	Amgen, Inc.(a)	1,491,324
3,464	BioMarin Pharmaceutical, Inc.(a)(b)	285,191
1,252	Exact Sciences Corp.(b)	52,897
888	United Therapeutics Corp.(a)(b)	282,872
2,769	Vertex Pharmaceuticals, Inc.(a)(b)	1,297,886
		6,379,487
	Broadline Retail — 4.0%
619	Alibaba Group Holding Ltd., ADR(a)	44,568
66,128	Amazon.com, Inc.(a)(b)	12,779,236
1,983	JD.com, Inc., ADR(a)	51,241
71	MercadoLibre, Inc.(a)(b)	116,681
		12,991,726
	Building Products — 0.3%
774	Carlisle Cos., Inc.(a)	313,633
5,236	Fortune Brands Innovations, Inc.(a)	340,026
726	Lennox International, Inc.(a)	388,395
		1,042,054
Shares	Description	Value (†)
	Capital Markets — 2.9%
18,326	Bank of New York Mellon Corp.(a)	$1,097,544
2,557	BlackRock, Inc.(a)	2,013,177
9,864	Blackstone, Inc.(a)	1,221,163
8,038	Brookfield Asset Management Ltd., Class A(a)	305,846
10,046	Brookfield Corp., Class A(a)	417,311
5,640	KKR & Co., Inc.(a)	593,554
1,473	LPL Financial Holdings, Inc.(a)	411,409
15,208	Morgan Stanley(a)	1,478,066
1,710	MSCI, Inc.(a)	823,792
7,080	Raymond James Financial, Inc.(a)	875,159
		9,237,021
	Chemicals — 1.4%
3,612	Air Products & Chemicals, Inc.(a)	932,076
4,444	Linde PLC(a)	1,950,072
3,004	Nutrien Ltd.(a)	152,934
7,841	PPG Industries, Inc.(a)	987,103
3,228	RPM International, Inc.(a)	347,591
		4,369,776
	Commercial Services & Supplies — 0.6%
2,989	Waste Connections, Inc.(a)	524,151
6,238	Waste Management, Inc.(a)	1,330,815
		1,854,966
	Communications Equipment — 0.8%
5,886	Ciena Corp.(a)(b)	283,587
41,314	Cisco Systems, Inc.(a)	1,962,828
49,104	Telefonaktiebolaget LM Ericsson, ADR(a)	302,972
		2,549,387
	Construction & Engineering — 0.1%
904	EMCOR Group, Inc.(a)	330,032
	Construction Materials — 0.5%
2,797	Martin Marietta Materials, Inc.(a)	1,515,415
	Consumer Finance — 0.3%
7,234	Ally Financial, Inc.(a)	286,973
15,939	Synchrony Financial(a)	752,161
		1,039,134
	Consumer Staples Distribution & Retail — 2.1%
3,807	Costco Wholesale Corp.(a)	3,235,912
5,794	Target Corp.(a)	857,744
37,296	Walmart, Inc.(a)	2,525,312
		6,618,968
	Containers & Packaging — 0.1%
4,418	Crown Holdings, Inc.(a)	328,655
	Distributors — 0.2%
4,664	Genuine Parts Co.(a)	645,125
	Diversified Consumer Services — 0.1%
2,315	Service Corp. International(a)	164,666
	Diversified REITs — 0.0%
2,146	W.P. Carey, Inc.(a)	118,137
	Diversified Telecommunication Services — 0.6%
107,663	AT&T, Inc.(a)	2,057,440
	Electric Utilities — 1.5%
18,386	Alliant Energy Corp.(a)	935,847
16,072	American Electric Power Co., Inc.(a)	1,410,157
21,313	NextEra Energy, Inc.(a)	1,509,174
23,351	OGE Energy Corp.(a)	833,631
		4,688,809
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	Electrical Equipment — 0.8%
1,231	Acuity Brands, Inc.(a)	$297,212
9,338	Emerson Electric Co.(a)	1,028,674
3,070	GE Vernova, Inc.(a)(b)	526,536
1,562	Hubbell, Inc.(a)	570,880
1,294	NEXTracker, Inc., Class A(a)(b)	60,663
5,579	Sensata Technologies Holding PLC(a)	208,599
		2,692,564
	Electronic Equipment, Instruments & Components — 0.4%
1,888	Arrow Electronics, Inc.(a)(b)	227,995
3,542	CDW Corp.(a)	792,841
7,429	Flex Ltd.(a)(b)	219,081
		1,239,917
	Energy Equipment & Services — 0.2%
17,314	Halliburton Co.(a)	584,867
6,142	NOV, Inc.(a)	116,759
		701,626
	Entertainment — 1.3%
3,401	Liberty Media Corp.-Liberty Formula One, Class C(b)	244,328
3,514	Netflix, Inc.(a)(b)	2,371,528
1,329	TKO Group Holdings, Inc.(a)	143,519
15,414	Walt Disney Co.(a)	1,530,456
		4,289,831
	Financial Services — 4.4%
17,241	Berkshire Hathaway, Inc., Class B(a)(b)	7,013,639
4,264	Block, Inc.(a)(b)	274,985
7,629	Mastercard, Inc., Class A(a)	3,365,610
13,588	Visa, Inc., Class A(a)	3,566,442
		14,220,676
	Food Products — 0.6%
13,562	Hormel Foods Corp.(a)	413,505
2,045	Ingredion, Inc.(a)	234,561
19,167	Kellanova(a)	1,105,553
3,025	Post Holdings, Inc.(a)(b)	315,084
		2,068,703
	Ground Transportation — 1.0%
3,371	Canadian National Railway Co.(a)	398,216
3,153	Canadian Pacific Kansas City Ltd.(a)	248,236
17,000	Uber Technologies, Inc.(a)(b)	1,235,560
5,591	Union Pacific Corp.(a)	1,265,020
1,670	XPO, Inc.(a)(b)	177,270
		3,324,302
	Health Care Equipment & Supplies — 1.9%
17,681	Abbott Laboratories(a)	1,837,233
4,403	Alcon, Inc.(a)	392,219
4,594	Dexcom, Inc.(a)(b)	520,868
1,287	IDEXX Laboratories, Inc.(a)(b)	627,026
20,600	Medtronic PLC(a)	1,621,426
2,554	ResMed, Inc.(a)	488,887
2,671	Solventum Corp.(a)(b)	141,242
1,858	Teleflex, Inc.(a)	390,793
		6,019,694
	Health Care Providers & Services — 2.3%
2,951	Cigna Group(a)	975,512
1,419	DaVita, Inc.(a)(b)	196,631
2,561	Elevance Health, Inc.(a)	1,387,703
3,611	Labcorp Holdings, Inc.(a)	734,875
Shares	Description	Value (†)
	Health Care Providers & Services — continued
1,242	Molina Healthcare, Inc.(a)(b)	$369,247
7,294	UnitedHealth Group, Inc.(a)	3,714,542
		7,378,510
	Health Care Technology — 0.1%
1,165	Veeva Systems, Inc., Class A(a)(b)	213,207
	Hotels, Restaurants & Leisure — 1.6%
326	Booking Holdings, Inc.(a)	1,291,449
2,039	DraftKings, Inc., Class A(a)(b)	77,829
4,186	Hilton Worldwide Holdings, Inc.(a)	913,385
6,056	McDonald's Corp.(a)	1,543,311
2,643	Restaurant Brands International, Inc.(a)	185,988
11,216	Starbucks Corp.(a)	873,165
1,224	Trip.com Group Ltd., ADR(a)(b)	57,528
977	Vail Resorts, Inc.(a)	175,987
2,169	Yum China Holdings, Inc.(a)	66,892
		5,185,534
	Household Durables — 0.3%
6,602	PulteGroup, Inc.(a)	726,880
3,406	Toll Brothers, Inc.(a)	392,303
		1,119,183
	Household Products — 1.4%
4,100	Clorox Co.(a)	559,527
23,367	Procter & Gamble Co.(a)	3,853,686
		4,413,213
	Industrial REITs — 0.5%
15,589	Prologis, Inc.(a)	1,750,801
	Insurance — 2.0%
7,547	Arch Capital Group Ltd.(a)(b)	761,417
5,305	Cincinnati Financial Corp.(a)	626,520
12,601	Hartford Financial Services Group, Inc.(a)	1,266,904
20,270	Manulife Financial Corp.(a)	539,587
269	Markel Group, Inc.(a)(b)	423,853
9,288	Prudential Financial, Inc.(a)	1,088,461
911	RenaissanceRe Holdings Ltd.(a)	203,618
10,478	W.R. Berkley Corp.(a)	823,361
3,178	Willis Towers Watson PLC(a)	833,081
		6,566,802
	Interactive Media & Services — 7.0%
28,325	Alphabet, Inc., Class A(a)	5,159,399
50,182	Alphabet, Inc., Class C(a)	9,204,382
1,423	Baidu, Inc., ADR(a)(b)	123,061
16,110	Meta Platforms, Inc., Class A(a)	8,122,984
		22,609,826
	IT Services — 0.9%
5,957	Accenture PLC, Class A(a)	1,807,413
2,454	Amdocs Ltd.(a)	193,670
1,327	EPAM Systems, Inc.(a)(b)	249,622
2,185	Shopify, Inc., Class A(a)(b)	144,319
3,202	Twilio, Inc., Class A(a)(b)	181,906
2,533	VeriSign, Inc.(a)(b)	450,367
		3,027,297
	Leisure Products — 0.1%
2,342	Brunswick Corp.(a)	170,427
515	Polaris, Inc.(a)	40,330
		210,757
	Life Sciences Tools & Services — 1.3%
9,551	Avantor, Inc.(a)(b)	202,481
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	Life Sciences Tools & Services — continued
746	Bio-Rad Laboratories, Inc., Class A(a)(b)	$203,740
1,206	ICON PLC, ADR(a)(b)	378,045
3,338	Revvity, Inc.(a)	350,023
4,127	Thermo Fisher Scientific, Inc.(a)	2,282,231
2,280	Waters Corp.(a)(b)	661,473
		4,077,993
	Machinery — 1.5%
1,247	AGCO Corp.(a)	122,057
4,889	Caterpillar, Inc.(a)	1,628,526
3,656	Cummins, Inc.(a)	1,012,456
2,621	Deere & Co.(a)	979,284
12,435	Otis Worldwide Corp.(a)	1,196,993
		4,939,316
	Media — 0.5%
40,226	Comcast Corp., Class A(a)	1,575,250
2,745	Liberty Broadband Corp., Class C(a)(b)	150,481
		1,725,731
	Metals & Mining — 0.5%
6,051	Alcoa Corp.(a)	240,709
16,691	Barrick Gold Corp.(a)	278,406
588	Reliance, Inc.(a)	167,933
3,960	Rio Tinto PLC, ADR(a)	261,083
2,073	Southern Copper Corp.(a)	223,345
2,587	Steel Dynamics, Inc.(a)	335,016
9,883	Vale SA, ADR(a)	110,393
		1,616,885
	Mortgage Real Estate Investment Trusts (REITs) — 0.0%
7,880	Annaly Capital Management, Inc.(a)	150,193
	Multi-Utilities — 0.9%
21,925	Ameren Corp.(a)	1,559,087
23,753	CMS Energy Corp.(a)	1,414,016
		2,973,103
	Oil, Gas & Consumable Fuels — 3.3%
9,506	Canadian Natural Resources Ltd.(a)	338,414
9,259	Cenovus Energy, Inc.(a)	182,032
1,244	Cheniere Energy, Inc.(a)	217,489
13,924	Chevron Corp.(a)	2,177,992
13,451	ConocoPhillips(a)	1,538,525
6,043	Enbridge, Inc.(a)	215,070
36,322	Exxon Mobil Corp.(a)	4,181,389
2,451	HF Sinclair Corp.(a)	130,736
2,073	Ovintiv, Inc.(a)	97,162
7,564	Suncor Energy, Inc.(a)	288,188
9,326	Targa Resources Corp.(a)	1,201,002
5,425	TC Energy Corp.(a)	205,608
		10,773,607
	Passenger Airlines — 0.3%
17,239	Delta Air Lines, Inc.(a)	817,818
	Personal Care Products — 0.0%
2,246	BellRing Brands, Inc.(a)(b)	128,336
	Pharmaceuticals — 3.7%
3,456	AstraZeneca PLC, ADR(a)	269,533
6,029	Eli Lilly & Co.(a)	5,458,536
1,744	Jazz Pharmaceuticals PLC(a)(b)	186,137
21,374	Johnson & Johnson(a)	3,124,024
21,262	Merck & Co., Inc.(a)	2,632,236
Shares	Description	Value (†)
	Pharmaceuticals — continued
2,056	Novartis AG, ADR(a)	$218,882
10,812	Teva Pharmaceutical Industries Ltd., ADR(a)(b)	175,695
		12,065,043
	Professional Services — 0.7%
1,986	Booz Allen Hamilton Holding Corp.(a)	305,645
3,378	Leidos Holdings, Inc.(a)	492,783
4,378	SS&C Technologies Holdings, Inc.(a)	274,369
3,824	TransUnion(a)	283,588
3,146	Verisk Analytics, Inc.(a)	848,004
		2,204,389
	Real Estate Management & Development — 0.1%
1,157	Jones Lang LaSalle, Inc.(a)(b)	237,509
	Residential REITs — 0.3%
1,628	American Homes 4 Rent, Class A(a)	60,497
22,727	Invitation Homes, Inc.(a)	815,672
		876,169
	Retail REITs — 0.6%
9,368	NNN REIT, Inc.(a)	399,077
26,901	Realty Income Corp.(a)	1,420,911
		1,819,988
	Semiconductors & Semiconductor Equipment — 12.2%
13,309	Advanced Micro Devices, Inc.(a)(b)	2,158,853
6,263	Analog Devices, Inc.(a)	1,429,592
9,241	Applied Materials, Inc.(a)	2,180,784
409	ASML Holding NV	418,297
3,344	Broadcom, Inc.(a)	5,368,892
1,550	Enphase Energy, Inc.(a)(b)	154,551
4,290	Entegris, Inc.(a)	580,866
4,326	Marvell Technology, Inc.(a)	302,387
176,303	NVIDIA Corp.(a)	21,780,473
10,018	QUALCOMM, Inc.(a)	1,995,385
1,432	Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	248,896
4,605	Teradyne, Inc.(a)	682,875
10,614	Texas Instruments, Inc.(a)	2,064,741
		39,366,592
	Software — 11.0%
3,675	Adobe, Inc.(a)(b)	2,041,610
659	Atlassian Corp., Class A(a)(b)	116,564
2,341	Check Point Software Technologies Ltd.(a)(b)	386,265
8,916	Fortinet, Inc.(a)(b)	537,367
2,777	Intuit, Inc.(a)	1,825,072
52,941	Microsoft Corp.(a)	23,661,980
13,109	Oracle Corp.(a)	1,850,991
2,749	Palo Alto Networks, Inc.(a)(b)	931,938
8,492	Salesforce, Inc.(a)	2,183,293
589	SAP SE, ADR(a)	118,807
2,095	ServiceNow, Inc.(a)(b)	1,648,074
1,002	Workday, Inc., Class A(a)(b)	224,007
2,608	Zoom Video Communications, Inc., Class A(a)(b)	154,368
		35,680,336
	Specialized REITs — 0.8%
16,370	CubeSmart(a)	739,433
18,708	Gaming & Leisure Properties, Inc.(a)	845,789
4,884	SBA Communications Corp.(a)	958,729
		2,543,951
	Specialty Retail — 1.5%
677	Burlington Stores, Inc.(a)(b)	162,480
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	Specialty Retail — continued
933	Dick's Sporting Goods, Inc.(a)	$200,455
2,102	Gap, Inc.(a)	50,217
7,768	Home Depot, Inc.(a)	2,674,056
5,464	Lowe's Cos., Inc.(a)	1,204,594
952	Ulta Beauty, Inc.(a)(b)	367,348
520	Williams-Sonoma, Inc.(a)	146,832
		4,805,982
	Technology Hardware, Storage & Peripherals — 6.9%
104,092	Apple, Inc.(a)	21,923,857
2,340	Dell Technologies, Inc., Class C(a)	322,709
		22,246,566
	Textiles, Apparel & Luxury Goods — 0.3%
288	Deckers Outdoor Corp.(a)(b)	278,770
1,538	Lululemon Athletica, Inc.(a)(b)	459,400
2,457	Skechers USA, Inc., Class A(a)(b)	169,828
		907,998
	Tobacco — 0.8%
20,165	British American Tobacco PLC, ADR(a)	623,703
18,933	Philip Morris International, Inc.(a)	1,918,481
		2,542,184
	Trading Companies & Distributors — 0.3%
2,288	Ferguson PLC(a)	443,071
1,027	Watsco, Inc.(a)	475,748
		918,819
Shares	Description	Value (†)
	Wireless Telecommunication Services — 0.1%
10,858	America Movil SAB de CV, ADR(a)	$184,586
28,940	Vodafone Group PLC, ADR(a)	256,698
		441,284
	Total Common Stocks (Identified Cost $209,290,631)	324,119,871

Principal Amount
Short-Term Investments — 1.6%
$5,322,066	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $5,323,618 on 7/01/2024 collateralized by $4,345,300 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $5,428,749 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,322,066)	5,322,066
	Total Investments — 102.0% (Identified Cost $214,612,697)	329,441,937
	Other assets less liabilities — (2.0)%	(6,484,653)
	Net Assets — 100.0%	$322,957,284
Written Options — (1.9%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (1.9%)
S&P 500® Index, Call	7/31/2024	5,300	(65)	$(35,493,120)	$(523,836)	$(1,372,475)
S&P 500® Index, Call	7/31/2024	5,450	(65)	(35,493,120)	(337,362)	(608,400)
S&P 500® Index, Call	8/16/2024	5,400	(65)	(35,493,120)	(637,460)	(1,001,650)
S&P 500® Index, Call	8/16/2024	5,450	(66)	(36,039,168)	(556,705)	(782,430)
S&P 500® Index, Call	8/30/2024	5,350	(66)	(36,039,168)	(1,002,573)	(1,408,110)
S&P 500® Index, Call	8/30/2024	5,550	(65)	(35,493,120)	(676,521)	(522,275)
S&P 500® Index, Call	9/20/2024	5,750	(65)	(35,493,120)	(280,637)	(190,125)
S&P 500® Index, Call	9/20/2024	5,800	(65)	(35,493,120)	(218,237)	(130,000)
S&P 500® Index, Call	9/30/2024	5,750	(65)	(35,493,120)	(268,582)	(231,400)
Total					$(4,501,913)	$(6,246,865)

(†)	See Note 2 of Notes to Financial Statements.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

REITs	Real Estate Investment Trusts
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Gateway Equity Call Premium Fund (continued)
Industry Summary at June 30, 2024 (Unaudited)
Semiconductors & Semiconductor Equipment	12.2%
Software	11.0
Interactive Media & Services	7.0
Technology Hardware, Storage & Peripherals	6.9
Financial Services	4.4
Broadline Retail	4.0
Pharmaceuticals	3.7
Banks	3.4
Oil, Gas & Consumable Fuels	3.3
Capital Markets	2.9
Health Care Providers & Services	2.3
Consumer Staples Distribution & Retail	2.1
Insurance	2.0
Aerospace & Defense	2.0
Biotechnology	2.0
Other Investments, less than 2% each	31.2
Short-Term Investments	1.6
Total Investments	102.0
Other assets less liabilities (including open written options)	(2.0)
Net Assets	100.0%
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Mirova Global Green Bond Fund

Principal Amount(‡)	Description	Value (†)
Bonds and Notes — 91.0% of Net Assets
	Canada — 0.1%
50,000	Province of Quebec, 2.600%, 7/06/2025, (CAD)	$35,905
	Chile — 1.9%
500,000	Chile Government International Bonds, 1.250%, 1/29/2040, (EUR)	367,668
500,000	Chile Government International Bonds, 3.500%, 1/25/2050	358,923
		726,591
	Denmark — 3.0%
500,000	Orsted AS, 1.500%, 11/26/2029, (EUR)	480,683
200,000	Orsted AS, (fixed rate to 9/09/2027, variable rate thereafter), 1.750%, 12/09/3019, (EUR)	192,018
500,000	Vestas Wind Systems Finance BV, EMTN, 1.500%, 6/15/2029, (EUR)	485,262
		1,157,963
	Finland — 0.5%
200,000	VR-Yhtyma OYJ, 2.375%, 5/30/2029, (EUR)	202,337
	France — 7.7%
400,000	Altarea SCA, 1.750%, 1/16/2030, (EUR)	356,370
400,000	Banque Stellantis France SACA, EMTN, 3.875%, 1/19/2026, (EUR)	429,059
400,000	Cie de Saint-Gobain SA, EMTN, 2.125%, 6/10/2028, (EUR)	407,842
200,000	Covivio SA, 1.125%, 9/17/2031, (EUR)	176,407
400,000	Credit Mutuel Arkea SA, EMTN, 4.250%, 12/01/2032, (EUR)	440,959
200,000	Derichebourg SA, 2.250%, 7/15/2028, (EUR)	194,378
200,000	Forvia SE, 2.375%, 6/15/2029, (EUR)	192,272
100,000	Getlink SE, 3.500%, 10/30/2025, (EUR)	106,024
300,000	ICADE, 1.500%, 9/13/2027, (EUR)	299,037
600,000	Societe Des Grands Projets EPIC, EMTN, 1.700%, 5/25/2050, (EUR)	414,699
		3,017,047
	Germany — 13.5%
3,500,000	Bundesrepublik Deutschland Bundesanleihe, Series G, Zero Coupon, 2.296%–2.788%, 8/15/2030, (EUR)(a)	3,246,905
2,800,000	Bundesrepublik Deutschland Bundesanleihe, Series G, Zero Coupon, 1.719%–3.065%, 8/15/2050, (EUR)(a)	1,522,001
500,000	EnBW Energie Baden-Wuerttemberg AG, (fixed rate to 3/30/2026, variable rate thereafter), 1.875%, 6/29/2080, (EUR)	505,221
		5,274,127
	Hungary — 1.0%
500,000	Hungary Government International Bonds, 1.750%, 6/05/2035, (EUR)	404,284
	Indonesia — 1.3%
500,000	Perusahaan Penerbit SBSN Indonesia III, 3.900%, 8/20/2024	498,486
	Ireland — 0.6%
300,000	ESB Finance DAC, EMTN, 1.000%, 7/19/2034, (EUR)	251,111
	Italy — 8.3%
400,000	A2A SpA, EMTN, 1.000%, 7/16/2029, (EUR)	376,084
600,000	Assicurazioni Generali SpA, EMTN, 2.124%, 10/01/2030, (EUR)	569,509
400,000	Cassa Depositi e Prestiti SpA, 3.875%, 2/13/2029, (EUR)	428,798
Principal Amount(‡)	Description	Value (†)
	Italy — continued
300,000	ERG SpA, EMTN, 0.500%, 9/11/2027, (EUR)	$289,709
400,000	Hera SpA, EMTN, 2.500%, 5/25/2029, (EUR)	407,717
1,300,000	Italy Buoni Poliennali Del Tesoro, Series 34Y, 1.500%, 4/30/2045, (EUR)	849,361
300,000	Terna - Rete Elettrica Nazionale, EMTN, 3.875%, 7/24/2033, (EUR)	322,867
		3,244,045
	Japan — 2.3%
500,000	Denso Corp., 1.239%, 9/16/2026	456,946
400,000	Mizuho Financial Group, Inc., EMTN, 3.490%, 9/05/2027, (EUR)	428,375
		885,321
	Korea — 1.7%
400,000	Kookmin Bank, GMTN, 4.500%, 2/01/2029	383,969
300,000	Korea International Bonds, Zero Coupon, 0.000%, 10/15/2026, (EUR)(b)	297,361
		681,330
	Mexico — 2.0%
800,000	Mexico Government International Bonds, 1.350%, 9/18/2027, (EUR)	792,108
	Netherlands — 7.9%
300,000	Alliander NV, EMTN, 2.625%, 9/09/2027, (EUR)	314,705
400,000	CTP NV, EMTN, 2.125%, 10/01/2025, (EUR)	418,058
400,000	de Volksbank NV, EMTN, 0.375%, 3/03/2028, (EUR)	378,279
600,000	de Volksbank NV, EMTN, (fixed rate to 10/22/2025, variable rate thereafter), 1.750%, 10/22/2030, (EUR)	619,119
300,000	Enexis Holding NV, EMTN, 3.625%, 6/12/2034, (EUR)	325,948
500,000	Koninklijke Philips NV, EMTN, 2.125%, 11/05/2029, (EUR)	498,061
300,000	Stedin Holding NV, EMTN, 2.375%, 6/03/2030, (EUR)	301,466
150,000	TenneT Holding BV, EMTN, 1.250%, 10/24/2033, (EUR)	132,407
100,000	TenneT Holding BV, EMTN, 1.875%, 6/13/2036, (EUR)	89,366
		3,077,409
	Norway — 0.8%
300,000	Statkraft AS, EMTN, 2.875%, 9/13/2029, (EUR)	313,238
	Portugal — 2.1%
400,000	EDP Finance BV, EMTN, 3.875%, 3/11/2030, (EUR)	432,915
400,000	Ren Finance BV, EMTN, 0.500%, 4/16/2029, (EUR)	372,968
		805,883
	Singapore — 1.3%
500,000	Vena Energy Capital Pte. Ltd., EMTN, 3.133%, 2/26/2025	490,885
	Spain — 6.4%
400,000	Banco Bilbao Vizcaya Argentaria SA, 1.000%, 6/21/2026, (EUR)	407,689
300,000	Banco Bilbao Vizcaya Argentaria SA, GMTN, 4.375%, 10/14/2029, (EUR)	334,336
500,000	Bankinter SA, 0.625%, 10/06/2027, (EUR)	486,094
400,000	Iberdrola Finanzas SA, EMTN, 1.375%, 3/11/2032, (EUR)	371,202
900,000	Spain Government Bonds, 1.000%, 7/30/2042, (EUR)	617,080
300,000	Telefonica Europe BV, (fixed rate to 2/05/2027, variable rate thereafter), 2.502%, (EUR)(c)	304,427
		2,520,828
	Supranationals — 4.8%
2,000,000	European Investment Bank, 2.375%, 5/24/2027	1,880,429
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Mirova Global Green Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	Sweden — 3.3%
400,000	SKF AB, 3.125%, 9/14/2028, (EUR)	$421,584
500,000	Vattenfall AB, EMTN, 0.125%, 2/12/2029, (EUR)	460,864
400,000	Volvo Car AB, EMTN, 2.500%, 10/07/2027, (EUR)	406,056
		1,288,504
	Switzerland — 0.5%
200,000	ABB Finance BV, EMTN, Zero Coupon, 0.282%, 1/19/2030, (EUR)(b)	179,897
	United Kingdom — 9.3%
500,000	Anglian Water Services Financing PLC, EMTN, 1.625%, 8/10/2025, (GBP)	604,087
500,000	DS Smith PLC, EMTN, 4.375%, 7/27/2027, (EUR)	546,123
100,000	Severn Trent Utilities Finance PLC, EMTN, 5.250%, 4/04/2036, (GBP)	123,262
500,000	SSE PLC, EMTN, 1.375%, 9/04/2027, (EUR)	502,919
300,000	SSE PLC, EMTN, 2.875%, 8/01/2029, (EUR)	310,431
1,300,000	U.K. Gilts, 0.875%, 7/31/2033, (GBP)	1,240,274
500,000	U.K. Gilts, 1.500%, 7/31/2053, (GBP)	318,427
		3,645,523
	United States — 10.7%
600,000	Digital Dutch Finco BV, 1.500%, 3/15/2030, (EUR)	561,596
300,000	Digital Intrepid Holding BV, 0.625%, 7/15/2031, (EUR)	252,603
200,000	DTE Electric Co., 3.950%, 3/01/2049	157,551
400,000	Ford Motor Co., 3.250%, 2/12/2032	330,574
500,000	General Motors Co., 5.400%, 10/15/2029	497,440
200,000	Johnson Controls International PLC, 4.250%, 5/23/2035, (EUR)	218,046
400,000	Southern Power Co., 4.150%, 12/01/2025	392,877
300,000	Stellantis NV, EMTN, 4.375%, 3/14/2030, (EUR)	330,339
200,000	Thermo Fisher Scientific, Inc., 4.100%, 8/15/2047	164,658
700,000	Verizon Communications, Inc., 3.875%, 2/08/2029	665,312
600,000	Wabtec Transportation Netherlands BV, 1.250%, 12/03/2027, (EUR)	595,215
		4,166,211
	Total Bonds and Notes (Identified Cost $39,257,780)	35,539,462

Principal Amount(‡)	Description	Value (†)

Short-Term Investments — 1.3%
$487,329	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $487,471 on 7/01/2024 collateralized by $397,900 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $497,125 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $487,329)	$487,329
	Total Investments — 92.3% (Identified Cost $39,745,109)	36,026,791
	Other assets less liabilities — 7.7%	3,015,701
	Net Assets — 100.0%	$39,042,492

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(b)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(c)	Perpetual bond with no specified maturity date.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
At June 30, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/19/2024	10	$1,080,704	$1,099,844	$19,140
Eurex 10 Year Euro BUND Futures	9/06/2024	5	703,239	704,792	1,553
Eurex 30 Year Euro BUXL Futures	9/06/2024	5	700,723	697,403	(3,320)
Eurex 5 Year Euro BOBL Futures	9/06/2024	6	745,767	748,209	2,442
Montreal Exchange 10 Year Canadian Bond Futures	9/18/2024	7	605,928	614,371	8,443
Total					$28,258
At June 30, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	9/16/2024	32	$2,547,200	$2,529,800	$17,400
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Mirova Global Green Bond Fund (continued)
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME Canadian Dollar Currency Futures	9/17/2024	4	$293,228	$292,800	$428
CME Euro Foreign Exchange Currency Futures	9/16/2024	205	27,911,006	27,552,000	359,006
Total					$376,834
Investment Summary at June 30, 2024 (Unaudited)
Government National	25.6%
Industrial	15.8
Utility-Electric	15.4
Bank	8.9
Financial	7.9
Special Purpose	6.2
Supra-National	4.8
Telephone	2.5
Other Investments, less than 2% each	3.9
Short-Term Investments	1.3
Total Investments	92.3
Other assets less liabilities (including futures contracts)	7.7
Net Assets	100.0%
Currency Exposure Summary at June 30, 2024 (Unaudited)
Euro	68.9%
United States Dollar	17.5
British Pound	5.8
Canadian Dollar	0.1
Total Investments	92.3
Other assets less liabilities (including futures contracts)	7.7
Net Assets	100.0%
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Belgium — 0.9%
136,504	KBC Group NV	$9,618,413
	Canada — 2.6%
191,982	Canadian Pacific Kansas City Ltd.	15,114,743
180,535	Shopify, Inc., Class A(a)	11,924,337
		27,039,080
	Denmark — 7.0%
372,017	Novo Nordisk AS, Class B	53,229,961
879,472	Vestas Wind Systems AS(a)	20,393,164
		73,623,125
	France — 3.6%
82,687	Air Liquide SA	14,270,741
478,072	Credit Agricole SA	6,527,891
82,941	EssilorLuxottica SA	17,822,655
		38,621,287
	Germany — 4.0%
97,282	SAP SE	19,541,577
186,508	Symrise AG	22,820,583
		42,362,160
	Hong Kong — 0.9%
1,458,211	AIA Group Ltd.	9,865,887
	Japan — 2.9%
760,003	Sekisui House Ltd.	16,891,202
800,076	Terumo Corp.	13,269,420
		30,160,622
	Netherlands — 4.1%
16,003	Adyen NV(a)	19,006,373
23,813	ASML Holding NV	24,269,396
		43,275,769
	Spain — 2.8%
2,287,337	Iberdrola SA	29,678,033
	Taiwan — 3.9%
235,207	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	40,881,329
	United Kingdom — 4.0%
70,273	AstraZeneca PLC	10,936,795
3,958,280	Legal & General Group PLC	11,334,795
229,312	RELX PLC	10,506,808
173,598	Unilever PLC	9,522,931
		42,301,329
	United States — 61.6%
16,798	Accenture PLC, Class A	5,096,681
43,233	Adobe, Inc.(a)	24,017,661
103,098	AGCO Corp.	10,091,232
143,163	American Water Works Co., Inc.	18,490,933
237,926	Aptiv PLC(a)	16,754,749
259,652	Ball Corp.	15,584,313
104,119	Danaher Corp.	26,014,132
784,692	eBay, Inc.	42,153,654
172,197	Ecolab, Inc.	40,982,886
77,128	Edwards Lifesciences Corp.(a)	7,124,313
53,072	Eli Lilly & Co.	48,050,327
51,098	Enphase Energy, Inc.(a)	5,094,982
35,329	Intuitive Surgical, Inc.(a)	15,716,106
106,931	Mastercard, Inc., Class A	47,173,680
116,021	Microsoft Corp.	51,855,586
Shares	Description	Value (†)
	United States — continued
352,570	NextEra Energy, Inc.	$24,965,482
523,040	NVIDIA Corp.	64,616,362
75,148	Palo Alto Networks, Inc.(a)	25,475,924
61,806	Roper Technologies, Inc.	34,837,570
70,650	Thermo Fisher Scientific, Inc.	39,069,450
92,777	Veralto Corp.	8,857,420
70,693	Visa, Inc., Class A	18,554,792
128,838	Waste Management, Inc.	27,486,299
62,520	Watts Water Technologies, Inc., Class A	11,464,292
166,542	Xylem, Inc.	22,588,091
		652,116,917
	Total Common Stocks (Identified Cost $845,630,249)	1,039,543,951

Principal Amount
Short-Term Investments — 1.0%
$10,854,815	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $10,857,981 on 7/01/2024 collateralized by $8,862,500 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $11,072,113 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $10,854,815)	10,854,815
	Total Investments — 99.3% (Identified Cost $856,485,064)	1,050,398,766
	Other assets less liabilities — 0.7%	7,833,655
	Net Assets — 100.0%	$1,058,232,421

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Mirova Global Sustainable Equity Fund (continued)
Industry Summary at June 30, 2024 (Unaudited)
Software	14.7%
Semiconductors & Semiconductor Equipment	12.8
Pharmaceuticals	10.6
Financial Services	7.9
Chemicals	7.4
Life Sciences Tools & Services	6.2
Electric Utilities	5.2
Health Care Equipment & Supplies	5.2
Machinery	4.1
Broadline Retail	4.0
Commercial Services & Supplies	3.4
Insurance	2.0
Other Investments, less than 2% each	14.8
Short-Term Investments	1.0
Total Investments	99.3
Other assets less liabilities	0.7
Net Assets	100.0%
Currency Exposure Summary at June 30, 2024 (Unaudited)
United States Dollar	69.1%
Euro	16.3
Danish Krone	7.0
British Pound	3.1
Japanese Yen	2.9
Hong Kong Dollar	0.9
Total Investments	99.3
Other assets less liabilities	0.7
Net Assets	100.0%
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Mirova International Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 93.6% of Net Assets
	Australia — 1.0%
63,087	Stockland	$174,736
	Belgium — 4.3%
10,286	KBC Group NV	724,777
	Canada — 3.9%
3,987	Canadian Pacific Kansas City Ltd.	313,897
5,224	Shopify, Inc., Class A(a)	345,045
		658,942
	Denmark — 8.3%
6,526	Novo Nordisk AS, Class B	933,771
20,613	Vestas Wind Systems AS(a)	477,974
		1,411,745
	France — 11.6%
3,482	Air Liquide SA	600,950
25,851	Credit Agricole SA	352,986
7,212	Dassault Systemes SE	271,178
1,724	EssilorLuxottica SA	370,459
871	L'Oreal SA	383,384
		1,978,957
	Germany — 10.5%
13,873	Deutsche Telekom AG	348,705
4,271	SAP SE	857,940
4,756	Symrise AG	581,930
		1,788,575
	Hong Kong — 1.9%
47,316	AIA Group Ltd.	320,128
	Ireland — 5.1%
6,769	Kingspan Group PLC	575,282
6,402	Smurfit Kappa Group PLC	285,546
		860,828
	Japan — 9.8%
2,900	Kao Corp.	117,412
34,808	Kubota Corp.	489,156
14,848	Sekisui House Ltd.	329,999
2,000	Shimano, Inc.	309,088
19,200	Terumo Corp.	318,436
5,400	West Japan Railway Co.	100,761
		1,664,852
	Netherlands — 7.6%
317	Adyen NV(a)	376,493
891	ASML Holding NV	908,077
		1,284,570
	Spain — 3.8%
49,994	Iberdrola SA	648,668
	Switzerland — 2.6%
766	Geberit AG, (Registered)	451,214
	Taiwan — 5.8%
5,653	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	982,548
	United Kingdom — 16.2%
2,366	AstraZeneca PLC	368,228
7,258	Croda International PLC	361,078
15,475	Halma PLC	527,474
42,492	Land Securities Group PLC	332,014
186,435	Legal & General Group PLC	533,869
Shares	Description	Value (†)
	United Kingdom — continued
7,668	RELX PLC	$351,339
5,245	Unilever PLC	287,721
		2,761,723
	United States — 1.2%
2,126	Sanofi SA	205,038
	Total Common Stocks (Identified Cost $15,350,276)	15,917,301

Principal Amount
Short-Term Investments — 3.7%
$623,534	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $623,716 on 7/01/2024 collateralized by $509,100 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $636,043 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $623,534)	623,534
	Total Investments — 97.3% (Identified Cost $15,973,810)	16,540,835
	Other assets less liabilities — 2.7%	459,685
	Net Assets — 100.0%	$17,000,520

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Mirova International Sustainable Equity Fund (continued)
Industry Summary at June 30, 2024 (Unaudited)
Semiconductors & Semiconductor Equipment	11.2%
Chemicals	9.0
Pharmaceuticals	8.9
Software	6.6
Banks	6.4
Building Products	6.0
Insurance	5.0
Personal Care Products	4.6
Health Care Equipment & Supplies	4.1
Electric Utilities	3.8
Electronic Equipment, Instruments & Components	3.1
Diversified REITs	2.9
Machinery	2.9
Electrical Equipment	2.8
Ground Transportation	2.5
Financial Services	2.2
Professional Services	2.1
Diversified Telecommunication Services	2.1
IT Services	2.0
Other Investments, less than 2% each	5.4
Short-Term Investments	3.7
Total Investments	97.3
Other assets less liabilities	2.7
Net Assets	100.0%
Currency Exposure Summary at June 30, 2024 (Unaudited)
Euro	45.8%
British Pound	14.5
United States Dollar	13.4
Japanese Yen	9.8
Danish Krone	8.3
Swiss Franc	2.6
Other, less than 2% each	2.9
Total Investments	97.3
Other assets less liabilities	2.7
Net Assets	100.0%
See accompanying notes to financial statements.
| 16

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
ASSETS
Investments at cost	$1,798,012,375	$214,612,697	$39,745,109
Net unrealized appreciation (depreciation)	4,811,160,127	114,829,240	(3,718,318)
Investments at value	6,609,172,502	329,441,937	36,026,791
Cash	5,367	—	—
Due from brokers (including variation margin on futures contracts) (Note 2)	—	—	440,489
Foreign currency at value (identified cost $0, $0 and $2,055,556, respectively)	—	—	2,064,287
Receivable for Fund shares sold	5,661,385	108,655	26,225
Receivable from investment adviser (Note 6)	—	—	1,473
Dividends and interest receivable	1,873,038	162,164	340,331
Unrealized appreciation on futures contracts (Note 2)	—	—	408,412
Tax reclaims receivable	—	500	—
Prepaid expenses	312	312	312
TOTAL ASSETS	6,616,712,604	329,713,568	39,308,320
LIABILITIES
Options written, at value (premiums received $67,105,699, $4,501,913 and $0, respectively) (Note 2)	109,066,045	6,246,865	—
Payable for Fund shares redeemed	2,385,540	243,094	182,062
Unrealized depreciation on futures contracts (Note 2)	—	—	3,320
Management fees payable (Note 6)	2,983,716	121,133	—
Deferred Trustees’ fees (Note 6)	1,144,471	57,077	24,235
Administrative fees payable (Note 6)	235,715	11,731	1,433
Payable to distributor (Note 6d)	52,752	3,116	327
Audit and tax services fees payable	33,479	32,325	29,424
Other accounts payable and accrued expenses	393,344	40,943	25,027
TOTAL LIABILITIES	116,295,062	6,756,284	265,828
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$6,500,417,542	$322,957,284	$39,042,492
NET ASSETS CONSIST OF:
Paid-in capital	$2,693,883,612	$244,024,954	$46,692,533
Accumulated earnings (loss)	3,806,533,930	78,932,330	(7,650,041)
NET ASSETS	$6,500,417,542	$322,957,284	$39,042,492
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$668,279,145	$2,589,679	$5,404,219
Shares of beneficial interest	15,291,174	138,683	641,458
Net asset value and redemption price per share	$43.70	$18.67	$8.42
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$46.37	$19.81	$8.79
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$57,182,136	$1,190,728	$—
Shares of beneficial interest	1,323,249	64,508	—
Net asset value and offering price per share	$43.21	$18.46	$—
Class N shares:
Net assets	$402,260,919	$280,804	$7,862,658
Shares of beneficial interest	9,212,177	15,064	926,611
Net asset value, offering and redemption price per share	$43.67	$18.64	$8.49
Class Y shares:
Net assets	$5,372,695,342	$318,896,073	$25,775,615
Shares of beneficial interest	123,059,143	17,094,120	3,042,501
Net asset value, offering and redemption price per share	$43.66	$18.66	$8.47

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
17 |

Statements of Assets and Liabilities (continued)
June 30, 2024 (Unaudited)

	Mirova Global Sustainable Equity Fund	Mirova International Sustainable Equity Fund
ASSETS
Investments at cost	$856,485,064	$15,973,810
Net unrealized appreciation (depreciation)	193,913,702	567,025
Investments at value	1,050,398,766	16,540,835
Foreign currency at value (identified cost $8,364,014 and $409,915, respectively)	8,266,600	399,271
Receivable for Fund shares sold	666,118	32,442
Receivable from investment adviser (Note 6)	—	3,025
Dividends and interest receivable	289,133	19,626
Tax reclaims receivable	740,845	70,993
Prepaid expenses	312	312
TOTAL ASSETS	1,060,361,774	17,066,504
LIABILITIES
Payable for Fund shares redeemed	1,242,800	—
Management fees payable (Note 6)	673,620	—
Deferred Trustees’ fees (Note 6)	56,104	16,620
Administrative fees payable (Note 6)	39,152	625
Payable to distributor (Note 6d)	10,238	37
Audit and tax services fees payable	27,229	27,415
Other accounts payable and accrued expenses	80,210	21,287
TOTAL LIABILITIES	2,129,353	65,984
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$1,058,232,421	$17,000,520
NET ASSETS CONSIST OF:
Paid-in capital	$871,687,971	$17,786,433
Accumulated earnings (loss)	186,544,450	(785,913)
NET ASSETS	$1,058,232,421	$17,000,520
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$33,978,750	$629,225
Shares of beneficial interest	1,666,375	50,685
Net asset value and redemption price per share	$20.39	$12.41
Offering price per share (100/94.25 of net asset value) (Note 1)	$21.63	$13.17
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$11,116,879	$ —
Shares of beneficial interest	577,763	—
Net asset value and offering price per share	$19.24	$ —
Class N shares:
Net assets	$281,119,904	$12,285,988
Shares of beneficial interest	13,639,492	983,619
Net asset value, offering and redemption price per share	$20.61	$12.49
Class Y shares:
Net assets	$732,016,888	$4,085,307
Shares of beneficial interest	35,528,047	327,667
Net asset value, offering and redemption price per share	$20.60	$12.47

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 18

Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
INVESTMENT INCOME
Dividends	$45,020,490	$2,223,055	$ —
Interest	1,871,337	103,922	514,391
Less net foreign taxes withheld	(39,173)	(13,402)	—
	46,852,654	2,313,575	514,391
Expenses
Management fees (Note 6)	18,933,718	875,222	98,598
Service and distribution fees (Note 6)	1,180,430	8,777	6,606
Administrative fees (Note 6)	1,449,881	67,983	8,891
Trustees' fees and expenses (Note 6)	241,210	20,073	11,933
Transfer agent fees and expenses (Notes 6, 7 and 8)	2,169,301	123,656	16,046
Audit and tax services fees	27,589	27,521	23,192
Custodian fees and expenses	103,297	28,690	5,137
Excise tax expenses (Note 12)	—	—	1,413
Interest expense (Note 11)	—	—	131
Legal fees	146,513	6,129	879
Registration fees	66,883	35,120	23,455
Regulatory filing fees	6,500	6,500	6,500
Shareholder reporting expenses	114,809	11,003	10,224
Miscellaneous expenses	118,386	17,718	12,288
Total expenses	24,558,517	1,228,392	225,293
Less waiver and/or expense reimbursement (Note 6)	(917,157)	(190,261)	(91,602)
Less expense offset (Note 8)	(97,354)	(3,256)	(652)
Net expenses	23,544,006	1,034,875	133,039
Net investment income	23,308,648	1,278,700	381,352
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written and Foreign currency transactions
Net realized gain (loss) on:
Investments	342,776,851	495,284	(226,948)
Futures contracts	—	—	282,442
Options written	(254,441,089)	(13,794,907)	—
Foreign currency transactions (Note 2c)	(783)	(97)	12,144
Net change in unrealized appreciation (depreciation) on:
Investments	408,514,293	40,909,121	(1,209,423)
Futures contracts	—	—	488,403
Options written	9,814,512	428,497	—
Foreign currency translations (Note 2c)	(435)	(66)	(32,994)
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written and Foreign currency transactions	506,663,349	28,037,832	(686,376)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$529,971,997	$29,316,532	$(305,024)
See accompanying notes to financial statements.
19 |

Statements of Operations (continued)
For the Six Months Ended June 30, 2024 (Unaudited)

	Mirova Global Sustainable Equity Fund	Mirova International Sustainable Equity Fund
INVESTMENT INCOME
Dividends	$8,225,423	$280,551
Non-cash dividends (Note 2b)	558,796	—
Interest	330,528	11,349
Less net foreign taxes withheld	(663,061)	(22,880)
	8,451,686	269,020
Expenses
Management fees (Note 6)	4,341,193	64,563
Service and distribution fees (Note 6)	94,059	776
Administrative fees (Note 6)	244,568	3,637
Trustees' fees and expenses (Note 6)	33,828	10,730
Transfer agent fees and expenses (Notes 6, 7 and 8)	415,028	3,878
Audit and tax services fees	22,985	22,976
Custodian fees and expenses	30,519	4,769
Interest expense (Note 11)	—	536
Legal fees	23,732	323
Registration fees	66,506	25,262
Regulatory filing fees	6,500	6,500
Shareholder reporting expenses	52,301	7,590
Miscellaneous expenses	29,801	9,102
Total expenses	5,361,020	160,642
Less waiver and/or expense reimbursement (Note 6)	(183,335)	(85,480)
Less expense offset (Note 8)	(2,988)	(84)
Net expenses	5,174,697	75,078
Net investment income	3,276,989	193,942
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	26,384,000	(401,864)
Foreign currency transactions (Note 2c)	(117,567)	11,910
Net change in unrealized appreciation (depreciation) on:
Investments	112,499,047	902,436
Foreign currency translations (Note 2c)	(189,635)	(28,314)
Net realized and unrealized gain on Investments and Foreign currency transactions	138,575,845	484,168
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$141,852,834	$678,110
See accompanying notes to financial statements.
| 20

Statements of Changes in Net Assets

	Gateway Fund		Gateway Equity Call Premium Fund
	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$23,308,648	$57,100,451	$1,278,700	$2,382,893
Net realized gain (loss) on investments, written options and foreign currency transactions	88,334,979	6,738,601	(13,299,720)	(12,935,957)
Net change in unrealized appreciation on investments, written options and foreign currency translations	418,328,370	804,362,927	41,337,552	45,102,037
Net increase in net assets resulting from operations	529,971,997	868,201,979	29,316,532	34,548,973
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,944,894)	(5,628,870)	(7,291)	(14,160)
Class C	(11,785)	(35,832)	(120)	(383)
Class N	(1,672,166)	(4,248,718)	(1,166)	(2,435)
Class Y	(20,931,293)	(47,085,481)	(1,258,149)	(2,318,924)
Total distributions	(24,560,138)	(56,998,901)	(1,266,726)	(2,335,902)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 14)	(457,288,439)	(696,948,462)	24,416,822	98,867,789
Net increase in net assets	48,123,420	114,254,616	52,466,628	131,080,860
NET ASSETS
Beginning of the period	6,452,294,122	6,338,039,506	270,490,656	139,409,796
End of the period	$6,500,417,542	$6,452,294,122	$322,957,284	$270,490,656
See accompanying notes to financial statements.
21 |

Statements of Changes in Net Assets (continued)

	Mirova Global Green Bond Fund		Mirova Global Sustainable Equity Fund
	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$381,352	$658,338	$3,276,989	$5,968,893
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	67,638	(1,682,652)	26,266,433	(21,970,730)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(754,014)	4,173,620	112,309,412	180,547,685
Net increase (decrease) in net assets resulting from operations	(305,024)	3,149,306	141,852,834	164,545,848
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(102,967)	(9,124)	(114,468)
Class C	—	—	(3,198)	(7,207)
Class N	—	(155,506)	(75,821)	(1,592,541)
Class Y	—	(592,982)	(223,246)	(4,579,840)
Total distributions	—	(851,455)	(311,389)	(6,294,056)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 14)	83,230	1,351,141	(117,025,050)	8,031,826
Net increase (decrease) in net assets	(221,794)	3,648,992	24,516,395	166,283,618
NET ASSETS
Beginning of the period	39,264,286	35,615,294	1,033,716,026	867,432,408
End of the period	$39,042,492	$39,264,286	$1,058,232,421	$1,033,716,026
See accompanying notes to financial statements.
| 22

Statements of Changes in Net Assets (continued)

	Mirova International Sustainable Equity Fund
	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$193,942	$189,054
Net realized loss on investments and foreign currency transactions	(389,954)	(851,122)
Net change in unrealized appreciation on investments and foreign currency translations	874,122	2,270,242
Net increase in net assets resulting from operations	678,110	1,608,174
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(190)	(6,318)
Class N	(3,652)	(138,982)
Class Y	(1,252)	(61,156)
Total distributions	(5,094)	(206,456)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 14)	119,023	5,848,519
Net increase in net assets	792,039	7,250,237
NET ASSETS
Beginning of the period	16,208,481	8,958,244
End of the period	$17,000,520	$16,208,481
See accompanying notes to financial statements.
23 |

Financial Highlights
For a share outstanding throughout each period.

	Gateway Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$40.42	$35.57	$40.70	$36.76	$34.69	$31.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.27	0.22	0.18	0.30	0.37
Net realized and unrealized gain (loss)	3.29	4.85	(5.13)	3.93	2.08	3.05
Total from Investment Operations	3.40	5.12	(4.91)	4.11	2.38	3.42
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.27)	(0.22)	(0.17)	(0.31)	(0.38)
Net asset value, end of the period	$43.70	$40.42	$35.57	$40.70	$36.76	$34.69
Total return(b)(c)	8.41%(d)	14.43%	(12.06)%	11.24%	6.92%	10.84%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$668,279	$778,973	$869,122	$1,073,713	$987,702	$1,125,464
Net expenses(e)	0.94%(f)(g)	0.94%(h)	0.93%(i)	0.94%(i)	0.94%	0.94%
Gross expenses	0.98%(f)(g)	0.98%(h)	0.96%(i)	0.98%(i)	1.02%	1.01%
Net investment income	0.51%(f)	0.71%	0.60%	0.46%	0.88%	1.12%
Portfolio turnover rate	4%	18%	16%	11%	22%	12%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of less than 0.01%. See Note 6b of Notes to Financial Statements.
(h)	Includes refund of prior year service fee of less than 0.01%.
(i)	Includes refund of prior year service fee of 0.01%.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$40.02	$35.26	$40.41	$36.60	$34.54	$31.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05)	(0.02)	(0.06)	(0.11)	0.04	0.12
Net realized and unrealized gain (loss)	3.25	4.80	(5.09)	3.92	2.07	3.03
Total from Investment Operations	3.20	4.78	(5.15)	3.81	2.11	3.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.02)	—	—	(0.05)	(0.11)
Net asset value, end of the period	$43.21	$40.02	$35.26	$40.41	$36.60	$34.54
Total return(b)(c)	7.99%(d)	13.56%	(12.74)%	10.41%	6.13%	10.02%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$57,182	$61,730	$77,355	$114,019	$142,623	$215,947
Net expenses(e)	1.70%(f)	1.70%	1.70%	1.70%	1.70%	1.70%
Gross expenses	1.73%(f)	1.73%	1.71%	1.73%	1.77%	1.76%
Net investment income (loss)	(0.24)%(f)	(0.06)%	(0.17)%	(0.30)%	0.12%	0.37%
Portfolio turnover rate	4%	18%	16%	11%	22%	12%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
25 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$40.39	$35.55	$40.68	$36.74	$34.68	$31.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.39	0.33	0.29	0.40	0.47
Net realized and unrealized gain (loss)	3.29	4.83	(5.13)	3.94	2.07	3.06
Total from Investment Operations	3.46	5.22	(4.80)	4.23	2.47	3.53
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.38)	(0.33)	(0.29)	(0.41)	(0.48)
Net asset value, end of the period	$43.67	$40.39	$35.55	$40.68	$36.74	$34.68
Total return	8.57%(b)(c)	14.75%(b)	(11.80)%	11.57%(b)	7.25%(b)	11.17%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$402,261	$540,446	$378,377	$504,299	$369,829	$369,793
Net expenses	0.65%(d)(e)	0.65%(d)	0.65%	0.65%(d)	0.65%(d)	0.65%(d)
Gross expenses	0.66%(e)	0.66%	0.65%	0.67%	0.70%	0.69%
Net investment income	0.83%(e)	1.00%	0.88%	0.74%	1.17%	1.40%
Portfolio turnover rate	4%	18%	16%	11%	22%	12%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 26

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$40.38	$35.54	$40.67	$36.73	$34.67	$31.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.36	0.31	0.27	0.38	0.46
Net realized and unrealized gain (loss)	3.29	4.84	(5.13)	3.94	2.07	3.04
Total from Investment Operations	3.45	5.20	(4.82)	4.21	2.45	3.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.36)	(0.31)	(0.27)	(0.39)	(0.46)
Net asset value, end of the period	$43.66	$40.38	$35.54	$40.67	$36.73	$34.67
Total return(b)	8.55%(c)	14.70%	(11.85)%	11.49%	7.19%	11.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,372,695	$5,071,145	$5,013,186	$6,492,511	$5,624,810	$6,446,007
Net expenses(d)	0.70%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.73%(e)	0.73%	0.71%	0.73%	0.77%	0.76%
Net investment income	0.76%(e)	0.94%	0.83%	0.70%	1.12%	1.37%
Portfolio turnover rate	4%	18%	16%	11%	22%	12%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
27 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$17.01	$14.60	$16.66	$14.03	$13.07	$11.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.12	0.10	0.07	0.09	0.10
Net realized and unrealized gain (loss)	1.66	2.41	(2.06)	2.62	0.95	1.76
Total from Investment Operations	1.71	2.53	(1.96)	2.69	1.04	1.86
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.12)	(0.10)	(0.06)	(0.08)	(0.11)
Net asset value, end of the period	$18.67	$17.01	$14.60	$16.66	$14.03	$13.07
Total return(b)(c)	10.07%(d)	17.35%	(11.77)%	19.20%	8.06%	16.46%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,590	$2,073	$1,617	$2,613	$1,456	$2,363
Net expenses(e)	0.93%(f)	0.93%	0.93%	1.03%(g)(h)	1.20%	1.20%
Gross expenses	1.07%(f)(i)	1.09%	1.16%	1.20%	1.43%	1.42%
Net investment income	0.60%(f)	0.78%	0.66%	0.43%	0.69%	0.82%
Portfolio turnover rate	7%	32%	11%	5%	15%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.20% to 0.93%.
(h)	Includes additional voluntary waiver of advisory fee of 0.02%.
(i)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 1.06%. See Note 8 of Notes to Financial Statements.
See accompanying notes to financial statements.
| 28

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$16.83	$14.46	$16.52	$13.96	$13.03	$11.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	0.00 (b)	(0.01)	(0.05)	(0.01)	0.01
Net realized and unrealized gain (loss)	1.64	2.38	(2.04)	2.61	0.95	1.74
Total from Investment Operations	1.63	2.38	(2.05)	2.56	0.94	1.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.01)	(0.01)	(0.00)(b)	(0.01)	(0.01)
Net asset value, end of the period	$18.46	$16.83	$14.46	$16.52	$13.96	$13.03
Total return(c)(d)	9.70%(e)	16.44%	(12.36)%	18.28%	7.23%	15.54%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,191	$1,130	$944	$814	$741	$727
Net expenses(f)	1.68%(g)	1.68%	1.68%	1.79%(h)(i)	1.95%	1.95%
Gross expenses	1.81%(g)	1.84%	1.91%	1.96%	2.17%	2.17%
Net investment income (loss)	(0.15)%(g)	0.03%	(0.06)%	(0.33)%	(0.10)%	0.07%
Portfolio turnover rate	7%	32%	11%	5%	15%	17%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.68%.
(i)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
29 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$16.98	$14.57	$16.63	$14.01	$13.06	$11.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.17	0.14	0.11	0.12	0.13
Net realized and unrealized gain (loss)	1.66	2.40	(2.05)	2.61	0.95	1.76
Total from Investment Operations	1.74	2.57	(1.91)	2.72	1.07	1.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.16)	(0.15)	(0.10)	(0.12)	(0.15)
Net asset value, end of the period	$18.64	$16.98	$14.57	$16.63	$14.01	$13.06
Total return(b)	10.24%(c)	17.74%	(11.51)%	19.49%	8.36%	16.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$281	$255	$219	$437	$728	$530
Net expenses(d)	0.63%(e)	0.63%	0.63%	0.77%(f)	0.90%	0.90%
Gross expenses	1.16%(e)	1.28%	1.23%	1.08%	1.29%	1.63%
Net investment income	0.90%(e)	1.08%	0.95%	0.70%	0.95%	1.03%
Portfolio turnover rate	7%	32%	11%	5%	15%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.63%.
See accompanying notes to financial statements.
| 30

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$16.99	$14.59	$16.65	$14.02	$13.07	$11.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.17	0.14	0.10	0.11	0.13
Net realized and unrealized gain (loss)	1.66	2.39	(2.06)	2.63	0.96	1.76
Total from Investment Operations	1.74	2.56	(1.92)	2.73	1.07	1.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.16)	(0.14)	(0.10)	(0.12)	(0.14)
Net asset value, end of the period	$18.66	$16.99	$14.59	$16.65	$14.02	$13.07
Total return(b)	10.27%(c)	17.59%	(11.48)%	19.43%	8.38%	16.67%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$318,896	$267,033	$136,629	$102,004	$56,979	$60,794
Net expenses(d)	0.68%(e)	0.68%	0.68%	0.78%(f)(g)	0.95%	0.95%
Gross expenses	0.81%(e)	0.84%	0.91%	0.95%	1.17%	1.17%
Net investment income	0.85%(e)	1.04%	0.95%	0.67%	0.90%	1.06%
Portfolio turnover rate	7%	32%	11%	5%	15%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.68%.
(g)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
31 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Green Bond Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$8.50	$7.99	$10.14	$10.77	$10.36	$9.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.13	0.07	0.04	0.07	0.09
Net realized and unrealized gain (loss)	(0.15)	0.55	(1.75)	(0.37)	0.71	0.80
Total from Investment Operations	(0.08)	0.68	(1.68)	(0.33)	0.78	0.89
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.17)	(0.01)	(0.14)	(0.18)	(0.10)
Net realized capital gains	—	—	(0.46)	(0.16)	(0.19)	(0.14)
Total Distributions	—	(0.17)	(0.47)	(0.30)	(0.37)	(0.24)
Net asset value, end of the period	$8.42	$8.50	$7.99	$10.14	$10.77	$10.36
Total return(b)(c)	(0.94)%(d)	8.48%	(16.73)%	(3.02)%	7.61%	9.16%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,404	$5,230	$5,278	$6,798	$5,674	$2,549
Net expenses(e)	0.90%(f)	0.93%(g)	0.91%(h)	0.96%(i)(j)	0.97%(k)	0.96%(l)
Gross expenses	1.37%(f)	1.41%(g)	1.34%(h)	1.41%(j)	1.43%(k)	1.56%(l)
Net investment income	1.71%(f)	1.55%	0.83%	0.39%	0.69%	0.86%
Portfolio turnover rate	7%	18%	60%	37%	53%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.38%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.33%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.92% and the ratio of gross expenses would have been 1.37%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.41%.
(l)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.55%.
See accompanying notes to financial statements.
| 32

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Green Bond Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$8.55	$8.04	$10.17	$10.80	$10.39	$9.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.15	0.10	0.07	0.10	0.12
Net realized and unrealized gain (loss)	(0.14)	0.55	(1.75)	(0.36)	0.71	0.80
Total from Investment Operations	(0.06)	0.70	(1.65)	(0.29)	0.81	0.92
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.19)	(0.02)	(0.18)	(0.21)	(0.12)
Net realized capital gains	—	—	(0.46)	(0.16)	(0.19)	(0.14)
Total Distributions	—	(0.19)	(0.48)	(0.34)	(0.40)	(0.26)
Net asset value, end of the period	$8.49	$8.55	$8.04	$10.17	$10.80	$10.39
Total return(b)	(0.70)%(c)	8.73%	(16.42)%	(2.73)%	7.89%	9.52%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$7,863	$7,045	$5,224	$8,110	$11,781	$27,322
Net expenses(d)	0.60%(e)	0.62%(f)	0.61%(g)	0.67%(h)(i)	0.67%(j)	0.66%(k)
Gross expenses	1.05%(e)	1.08%(f)	0.99%(g)	1.05%(i)	1.07%(j)	1.08%(k)
Net investment income	2.01%(e)	1.86%	1.11%	0.69%	0.96%	1.17%
Portfolio turnover rate	7%	18%	60%	37%	53%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.60% and the ratio of gross expenses would have been 1.06%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.60% and the ratio of gross expenses would have been 0.98%.
(h)	Effective July 1, 2021, the expense limit decreased from 0.65% to 0.60%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.63% and the ratio of gross expenses would have been 1.02%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.05%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.07%.
See accompanying notes to financial statements.
33 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Green Bond Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$8.54	$8.03	$10.16	$10.79	$10.37	$9.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.15	0.10	0.07	0.10	0.11
Net realized and unrealized gain (loss)	(0.15)	0.55	(1.76)	(0.37)	0.72	0.80
Total from Investment Operations	(0.07)	0.70	(1.66)	(0.30)	0.82	0.91
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.19)	(0.01)	(0.17)	(0.21)	(0.12)
Net realized capital gains	—	—	(0.46)	(0.16)	(0.19)	(0.14)
Total Distributions	—	(0.19)	(0.47)	(0.33)	(0.40)	(0.26)
Net asset value, end of the period	$8.47	$8.54	$8.03	$10.16	$10.79	$10.37
Total return(b)	(0.82)%(c)	8.69%	(16.45)%	(2.69)%	7.85%	9.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$25,776	$26,989	$25,113	$32,217	$22,081	$7,060
Net expenses(d)	0.65%(e)	0.68%(f)	0.66%(g)	0.71%(h)(i)	0.72%(j)	0.71%(k)
Gross expenses	1.12%(e)	1.16%(f)	1.09%(g)	1.16%(i)	1.18%(j)	1.28%(k)
Net investment income	1.96%(e)	1.80%	1.09%	0.63%	0.94%	1.10%
Portfolio turnover rate	7%	18%	60%	37%	53%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.13%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.08%.
(h)	Effective July 1, 2021, the expense limit decreased from 0.70% to 0.65%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.67% and the ratio of gross expenses would have been 1.13%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 1.16%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 1.27%.
See accompanying notes to financial statements.
| 34

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$17.94	$15.22	$20.53	$19.57	$14.92	$11.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.06	0.08	(0.01)	(0.02)	0.03
Net realized and unrealized gain (loss)	2.43	2.73	(4.62)	3.45	4.77	3.69
Total from Investment Operations	2.46	2.79	(4.54)	3.44	4.75	3.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.07)	(0.07)	(0.00)(b)	(0.00)(b)	(0.03)
Net realized capital gains	—	—	(0.70)	(2.48)	(0.10)	(0.22)
Total Distributions	(0.01)	(0.07)	(0.77)	(2.48)	(0.10)	(0.25)
Net asset value, end of the period	$20.39	$17.94	$15.22	$20.53	$19.57	$14.92
Total return(c)(d)	13.69%(e)	18.32%	(22.56)%	17.82%	32.07%	32.63%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$33,979	$30,525	$29,013	$43,117	$33,625	$12,884
Net expenses(f)	1.20%(g)	1.20%	1.20%(h)	1.21%(i)	1.20%	1.21%(j)
Gross expenses	1.25%(g)	1.24%	1.26%(h)	1.24%(i)	1.24%	1.39%(j)
Net investment income (loss)	0.36%(g)	0.37%	0.51%	(0.03)%	(0.14)%	0.21%
Portfolio turnover rate	9%	23%	23%	40%(k)	11%	23%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.25%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.24%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.38%.
(k)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.
See accompanying notes to financial statements.
35 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$16.99	$14.48	$19.62	$18.95	$14.56	$11.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.06)	(0.04)	(0.16)	(0.13)	(0.07)
Net realized and unrealized gain (loss)	2.30	2.58	(4.40)	3.31	4.62	3.61
Total from Investment Operations	2.26	2.52	(4.44)	3.15	4.49	3.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.01)	—	(0.00)(b)	(0.00)(b)	—
Net realized capital gains	—	—	(0.70)	(2.48)	(0.10)	(0.22)
Total Distributions	(0.01)	(0.01)	(0.70)	(2.48)	(0.10)	(0.22)
Net asset value, end of the period	$19.24	$16.99	$14.48	$19.62	$18.95	$14.56
Total return(c)(d)	13.28%(e)	17.41%	(23.11)%	16.85%	31.07%	31.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$11,117	$10,786	$11,441	$17,248	$11,196	$5,406
Net expenses(f)	1.95%(g)	1.95%	1.95%(h)	1.96%(i)	1.95%	1.96%(j)
Gross expenses	1.99%(g)	1.99%	2.01%(h)	1.99%(i)	1.99%	2.14%(j)
Net investment loss	(0.40)%(g)	(0.38)%	(0.23)%	(0.79)%	(0.84)%	(0.52)%
Portfolio turnover rate	9%	23%	23%	40%(k)	11%	23%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.00%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 1.99%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.13%.
(k)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.
See accompanying notes to financial statements.
| 36

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$18.11	$15.36	$20.72	$19.71	$14.99	$11.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.11	0.13	0.05	0.01	0.06
Net realized and unrealized gain (loss)	2.45	2.76	(4.67)	3.49	4.82	3.72
Total from Investment Operations	2.51	2.87	(4.54)	3.54	4.83	3.78
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.12)	(0.12)	(0.05)	(0.01)	(0.06)
Net realized capital gains	—	—	(0.70)	(2.48)	(0.10)	(0.22)
Total Distributions	(0.01)	(0.12)	(0.82)	(2.53)	(0.11)	(0.28)
Net asset value, end of the period	$20.61	$18.11	$15.36	$20.72	$19.71	$14.99
Total return	13.84%(b)(c)	18.70%	(22.32)%	18.17%	32.44%(b)	33.05%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$281,120	$239,009	$189,957	$219,679	$72,768	$11,000
Net expenses	0.89%(d)(e)	0.89%	0.90%(f)	0.91%(g)(h)	0.90%(d)	0.90%(d)(i)
Gross expenses	0.90%(e)	0.89%	0.90%(f)	0.91%(g)(h)	0.93%	1.08%(i)
Net investment income	0.67%(e)	0.64%	0.81%	0.24%	0.08%	0.46%
Portfolio turnover rate	9%	23%	23%	40%(j)	11%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.89% and the ratio of gross expenses would have been 0.89%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 0.90%.
(h)	Includes fee/expense recovery of 0.01%.
(i)	Includes interest expense of less than 0.01%.
(j)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.
See accompanying notes to financial statements.
37 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$18.11	$15.36	$20.71	$19.71	$14.99	$11.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.11	0.12	0.05	0.01	0.07
Net realized and unrealized gain (loss)	2.44	2.75	(4.66)	3.46	4.81	3.70
Total from Investment Operations	2.50	2.86	(4.54)	3.51	4.82	3.77
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.11)	(0.11)	(0.03)	(0.00)(b)	(0.05)
Net realized capital gains	—	—	(0.70)	(2.48)	(0.10)	(0.22)
Total Distributions	(0.01)	(0.11)	(0.81)	(2.51)	(0.10)	(0.27)
Net asset value, end of the period	$20.60	$18.11	$15.36	$20.71	$19.71	$14.99
Total return(c)	13.78%(d)	18.63%	(22.33)%	18.06%	32.42%	32.99%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$732,017	$753,396	$637,021	$840,638	$760,181	$118,032
Net expenses(e)	0.95%(f)	0.95%	0.95%(g)	0.96%(h)	0.95%	0.96%(i)
Gross expenses	0.99%(f)	0.99%	1.01%(g)	0.99%(h)	0.99%	1.14%(i)
Net investment income	0.61%(f)	0.63%	0.76%	0.22%	0.06%	0.50%
Portfolio turnover rate	9%	23%	23%	40%(j)	11%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.00%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 0.99%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.13%.
(j)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.
See accompanying notes to financial statements.
| 38

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova International Sustainable Equity Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$11.85	$10.47	$14.35	$13.95	$12.51	$10.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.13	0.17	0.11	0.08	(0.01)	0.12
Net realized and unrealized gain (loss)	0.43	1.33	(3.62)	0.78	2.87	2.48
Total from Investment Operations	0.56	1.50	(3.51)	0.86	2.86	2.60
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.12)	(0.37)	(0.09)	(0.12)	(0.12)
Net realized capital gains	—	—	—	(0.37)	(1.30)	—
Total Distributions	(0.00)	(0.12)	(0.37)	(0.46)	(1.42)	(0.12)
Net asset value, end of the period	$12.41	$11.85	$10.47	$14.35	$13.95	$12.51
Total return(c)(d)	4.76%(e)	14.37%	(24.42)%	6.22%	23.18%	25.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$629	$601	$717	$380	$76	$4
Net expenses(f)	1.21%(g)(h)	1.20%	1.21%(i)	1.21%(j)	1.26%(k)	1.21%(l)
Gross expenses	2.33%(g)(h)	2.64%	2.30%(i)	2.08%(j)	5.69%(k)	107.91%(l)
Net investment income (loss)	2.08%(g)	1.51%	0.99%	0.57%	(0.04)%	1.09%
Portfolio turnover rate	23%	14%	8%	8%	11%	8%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)
Includes transfer agent fees and expenses before expense offset and interest expense. Without these expenses the ratio of net expenses would have been 1.20%
and the ratio of gross expenses would have been 2.31%. See Note 8 of Notes to Financial Statements.

(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 2.29%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 2.07%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 5.64%.
(l)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 107.90%.
See accompanying notes to financial statements.
39 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova International Sustainable Equity Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$11.90	$10.52	$14.40	$13.99	$12.51	$10.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.19	0.23	0.14	0.07	0.15
Net realized and unrealized gain (loss)	0.44	1.35	(3.71)	0.76	2.84	2.49
Total from Investment Operations	0.59	1.54	(3.48)	0.90	2.91	2.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.16)	(0.40)	(0.12)	(0.13)	(0.16)
Net realized capital gains	—	—	—	(0.37)	(1.30)	—
Total Distributions	(0.00)	(0.16)	(0.40)	(0.49)	(1.43)	(0.16)
Net asset value, end of the period	$12.49	$11.90	$10.52	$14.40	$13.99	$12.51
Total return(c)	4.99%(d)	14.66%	(24.17)%	6.47%	23.60%	26.31%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$12,286	$10,540	$7,433	$27,569	$16,478	$17,193
Net expenses(e)	0.91%(f)(g)	0.90%	0.91%(h)	0.91%(i)	0.93%(j)	0.92%(k)
Gross expenses	1.94%(f)(g)	2.28%	1.80%(h)	1.44%(i)	1.83%(j)	1.99%(k)
Net investment income	2.43%(f)	1.68%	2.01%	0.94%	0.58%	1.36%
Portfolio turnover rate	23%	14%	8%	8%	11%	8%

(a)	Per share investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.94%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.79%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.43%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.80%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.75% and the ratio of gross expenses would have been 1.22%.
See accompanying notes to financial statements.
| 40

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova International Sustainable Equity Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$11.89	$10.51	$14.38	$13.98	$12.50	$10.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.13	0.24	0.08	0.03	0.15
Net realized and unrealized gain (loss)	0.44	1.41	(3.72)	0.80	2.88	2.48
Total from Investment Operations	0.58	1.54	(3.48)	0.88	2.91	2.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.16)	(0.39)	(0.11)	(0.13)	(0.16)
Net realized capital gains	—	—	—	(0.37)	(1.30)	—
Total Distributions	(0.00)	(0.16)	(0.39)	(0.48)	(1.43)	(0.16)
Net asset value, end of the period	$12.47	$11.89	$10.51	$14.38	$13.98	$12.50
Total return(c)	4.91%(d)	14.64%	(24.18)%	6.39%	23.60%	26.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$4,085	$5,067	$808	$1,783	$75	$9
Net expenses(e)	0.96%(f)(g)	0.95%	0.96%(h)	0.96%(i)	1.00%(j)	0.96%(k)
Gross expenses	2.07%(f)(g)	2.39%	2.05%(h)	1.83%(i)	6.51%(j)	94.13%(k)
Net investment income	2.36%(f)	1.14%	2.09%	0.52%	0.21%	1.36%
Portfolio turnover rate	23%	14%	8%	8%	11%	8%

(a)	Per share investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 2.06%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 2.04%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.82%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 6.46%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 94.12%.
See accompanying notes to financial statements.
41 |

Notes to Financial Statements
June 30, 2024 (Unaudited)
1.Organization. Gateway Trust and Natixis Funds Trust I (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Gateway Trust:
Gateway Fund
Gateway Equity Call Premium Fund
Natixis Funds Trust I:
Mirova Global Green Bond Fund (“Global Green Bond Fund”)
Mirova Global Sustainable Equity Fund (“Global Sustainable Equity Fund”)
Mirova International Sustainable Equity Fund (“International Sustainable Equity Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares, except for Global Green Bond Fund and International Sustainable Equity Fund, which do not offer Class C shares.
Class A shares are sold with a maximum front-end sales charge of 5.75% for all Funds except for Global Green Bond Fund which are sold with a maximum front-end sales charge of 4.25%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
| 42

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price
43 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Gross unrealized appreciation (depreciation) on futures contracts is recorded in the Statements of Assets and Liabilities as an asset (liability). The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
e. Option Contracts. Gateway Fund and Gateway Equity Call Premium Fund’s investment strategies make use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to a Fund are reduced.
When a Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or a Fund enters into a closing purchase transaction. When an index call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. A Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.
When a Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or a Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
f. Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Green Bond Fund represents cash pledged as collateral for futures contracts (including variation margin, as applicable). In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.
g. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
| 44

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries ("EU reclaims") and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service ("IRS"), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.
h. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, futures contract mark-to-market, capital gain distribution received, return of capital distributions received, corporate actions, options contract mark-to-market, distributions in excess of income and/or capital gain and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustees’ fees, premium amortization, futures contract mark-to-market, capital gain distribution received, corporate actions, options contract mark-to-market, deferral of EU reclaim and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2023 was as follows:
	2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Gateway Fund	$56,998,901	$ —	$56,998,901
Gateway Equity Call Premium Fund	2,335,902	—	2,335,902
Global Green Bond Fund	851,455	—	851,455
Global Sustainable Equity Fund	6,294,056	—	6,294,056
International Sustainable Equity Fund	206,456	—	206,456
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
45 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
As of December 31, 2023, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Gateway Fund	Gateway Equity Call Premium Fund	Global Green Bond Fund	Global Sustainable Equity Fund	International Sustainable Equity Fund
Capital loss carryforward:
Short-term:
No expiration date	$(1,117,008,869)	$(12,700,501)	$(1,113,901)	$(28,441,103)	$(329,605)
Long-term:
No expiration date	—	(10,316,947)	(2,929,351)	(5,545,087)	(790,716)
Total capital loss carryforward*	$(1,117,008,869)	$(23,017,448)	$(4,043,252)	$(33,986,190)	$(1,120,321)
Late-year ordinary and post-October capital loss deferrals**	$ —	$ —	$(4,345)	$ —	$ —

*
Under Section 382 of the Internal Revenue Service Code, a portion of the capital loss carryforward for the International Sustainable Equity Fund is subject to certain limitations upon availability, to offset future capital gains, if any.

**
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Green Bond Fund is deferring foreign currency losses.

As of June 30, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Gateway Fund	Gateway Equity Call Premium Fund	Global Green Bond Fund	Global Sustainable Equity Fund	International Sustainable Equity Fund
Federal tax cost	$1,798,012,375	$214,612,697	$40,055,958	$856,485,064	$15,973,810
Gross tax appreciation	$4,859,707,535	$118,088,725	$752,114	$252,339,367	$1,970,331
Gross tax depreciation	(90,507,754)	(5,004,437)	(4,376,189)	(58,425,665)	(1,403,306)
Net tax appreciation (depreciation)	$4,769,199,781	$113,084,288	$(3,624,075)	$193,913,702	$567,025
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
i. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
j. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in
| 46

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2024, at value:
Gateway Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,496,128,868	$ —	$ —	$6,496,128,868
Purchased Options(a)	27,200,905	—	—	27,200,905
Short-Term Investments	—	85,842,729	—	85,842,729
Total	$6,523,329,773	$85,842,729	$ —	$6,609,172,502

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(109,066,045)	$ —	$ —	$(109,066,045)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Gateway Equity Call Premium Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$324,119,871	$ —	$ —	$324,119,871
Short-Term Investments	—	5,322,066	—	5,322,066
Total Investments	$324,119,871	$5,322,066	$—	$329,441,937

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(6,246,865)	$ —	$ —	$(6,246,865)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
47 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)

Global Green Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$35,539,462	$ —	$35,539,462
Short-Term Investments	—	487,329	—	487,329
Total Investments	—	36,026,791	—	36,026,791
Futures Contracts (unrealized appreciation)	408,412	—	—	408,412
Total	$408,412	$36,026,791	$ —	$36,435,203

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(3,320)	$ —	$ —	$(3,320)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Sustainable Equity Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$ —	$9,618,413	$ —	$9,618,413
Denmark	—	73,623,125	—	73,623,125
France	—	38,621,287	—	38,621,287
Germany	—	42,362,160	—	42,362,160
Hong Kong	—	9,865,887	—	9,865,887
Japan	—	30,160,622	—	30,160,622
Netherlands	—	43,275,769	—	43,275,769
Spain	—	29,678,033	—	29,678,033
United Kingdom	—	42,301,329	—	42,301,329
All Other Common Stocks(a)	720,037,326	—	—	720,037,326
Total Common Stocks	720,037,326	319,506,625	—	1,039,543,951
Short-Term Investments	—	10,854,815	—	10,854,815
Total Investments	$720,037,326	$330,361,440	$—	$1,050,398,766

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 48

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)

International Sustainable Equity Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$174,736	$ —	$174,736
Belgium	—	724,777	—	724,777
Denmark	—	1,411,745	—	1,411,745
France	—	1,978,957	—	1,978,957
Germany	—	1,788,575	—	1,788,575
Hong Kong	—	320,128	—	320,128
Ireland	—	860,828	—	860,828
Japan	—	1,664,852	—	1,664,852
Netherlands	—	1,284,570	—	1,284,570
Spain	—	648,668	—	648,668
Switzerland	—	451,214	—	451,214
United Kingdom	—	2,761,723	—	2,761,723
United States	—	205,038	—	205,038
All Other Common Stocks(a)	1,641,490	—	—	1,641,490
Total Common Stocks	1,641,490	14,275,811	—	15,917,301
Short-Term Investments	—	623,534	—	623,534
Total Investments	$1,641,490	$14,899,345	$—	$16,540,835

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments the Funds used during the period include written index call options, purchased index put options and futures contracts.
Through the use of index options, Gateway Fund and Gateway Equity Call Premium Fund intends that its risk management strategy will reduce the volatility inherent in equity investments while also allowing for more participation in equity returns than hybrid investments. Each Fund seeks to provide an efficient trade-off between risk and reward, where risk is characterized by volatility or fluctuations in value over time. To meet this objective, the Funds invest in a broadly diversified portfolio of common stocks, while also writing index call options and, for Gateway Fund, purchasing index put options. Writing index call options can reduce a Fund's volatility, provide a steady cash flow and be an important source of a Fund's return, although it also may reduce a Fund's ability to profit from increases in the value of its equity portfolio. Buying index put options, can protect a Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. For Gateway Fund, the combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. For Gateway Equity Call Premium Fund, the combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the six months ended June 30, 2024, Gateway Fund used written index call options and purchased index put options and Gateway Equity Call Premium Fund used written index call options in accordance with these strategies.
Global Green Bond Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds. The Fund pursues its objective by primarily investing in fixed-income securities. In connection with its principal investment strategies, the Fund may also invest in various types of futures contracts for investment purposes. During the six months ended June 30, 2024, Global Green Bond Fund used U.S. and foreign government bond futures to gain yield curve exposure.
Global Green Bond Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2024, Global Green Bond Fund used U.S. and foreign government bond futures to manage duration.
49 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Global Green Bond Fund is also subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may use futures contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2024, Global Green Bond Fund used currency futures for hedging purposes.
The following is a summary of derivative instruments for Gateway Fund as of June 30, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$27,200,905

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(109,066,045)

1	Represents purchased options, at value.
Transactions in derivative instruments for Gateway Fund during the six months ended June 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Options written
Equity contracts	$(114,920,743)	$(254,441,089)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[1]	Options written
Equity contracts	$(14,779,368)	$9,814,512

1	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
The following is a summary of derivative instruments for Gateway Equity Call Premium Fund as of June 30, 2024, as reflected within the Statements of Assets and Liabilities:
Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(6,246,865)
Transactions in derivative instruments for Gateway Equity Call Premium Fund during the six months ended June 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Options written
Equity contracts	$(13,794,907)

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$428,497
| 50

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The following is a summary of derivative instruments for Global Green Bond Fund as of June 30, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Foreign exchange contracts	$376,834
Interest rate contracts	31,578
Total exchange-traded asset derivatives	$408,412

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(3,320)
Transactions in derivative instruments for Global Green Bond Fund during the six months ended June 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(94,709)
Foreign exchange contracts	377,151
Total	$282,442

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(143,936)
Foreign exchange contracts	632,339
Total	$488,403
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The volume of option contract activity as a percentage of investments in common stocks for Gateway Fund based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2024:
Gateway Fund	Call Options Written*	Put Options Purchased*
Average Notional Amount Outstanding	99.04%	99.04%
Highest Notional Amount Outstanding	99.17%	99.17%
Lowest Notional Amount Outstanding	98.92%	98.92%
Notional Amount Outstanding as of June 30, 2024	98.92%	98.92%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500 ® Index.
51 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The volume of option contract activity as a percentage of investments in common stocks for Gateway Equity Call Premium Fund based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2024:
Gateway Equity Call Premium Fund	Call Options Written*
Average Notional Amount Outstanding	98.92%
Highest Notional Amount Outstanding	99.08%
Lowest Notional Amount Outstanding	98.79%
Notional Amount Outstanding as of June 30, 2024	98.89%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500 ® Index.
The volume of futures contract activity as a percentage of net assets for Global Green Bond Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2024:
Global Green Bond Fund	Futures
Average Notional Amount Outstanding	85.44%
Highest Notional Amount Outstanding	88.78%
Lowest Notional Amount Outstanding	81.00%
Notional Amount Outstanding as of June 30, 2024	87.70%
Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.
Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended June 30, 2024, purchases and sales of securities (excluding short-term investments, option contracts and including paydowns) were as follows:
Fund	Purchases	Sales
Gateway Fund	$265,392,898	$1,084,940,994
Gateway Equity Call Premium Fund	33,384,024	19,842,189
Global Green Bond Fund	3,415,196	2,566,046
Global Sustainable Equity Fund	93,139,938	200,104,442
International Sustainable Equity Fund	3,817,782	3,551,231
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to Gateway Fund and Gateway Equity Call Premium Fund. Gateway Advisers is a subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $5 Billion	Next $5 Billion	Over $10 Billion
Gateway Fund	0.60%	0.55%	0.53%
Gateway Equity Call Premium Fund	0.58%	0.58%	0.58%
| 52

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Mirova US LLC ("Mirova US") serves as investment adviser to Global Green Bond Fund, Global Sustainable Equity Fund and International Sustainable Equity Fund. Mirova US is a wholly-owned subsidiary of Mirova, which is in turn a subsidiary of Natixis Investment Managers. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Percentage of Average Daily Net Assets
Global Green Bond Fund	0.50%
Global Sustainable Equity Fund	0.80%
International Sustainable Equity Fund	0.80%
Gateway Advisers and Mirova US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2025, may be terminated before then only with the consent of the Funds' Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended June 30, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	0.94%	1.70%	0.65%	0.70%
Gateway Equity Call Premium Fund	0.93%	1.68%	0.63%	0.68%
Global Green Bond Fund	0.90%	— %	0.60%	0.65%
Global Sustainable Equity Fund	1.20%	1.95%	0.90%	0.95%
International Sustainable Equity Fund	1.20%	— %	0.90%	0.95%
Gateway Advisers and Mirova US shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below (1) a class' expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class' current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the six months ended June 30, 2024, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Gateway Fund	$18,933,718	$844,350	$18,089,368	0.59%	0.56%
Gateway Equity Call Premium Fund	875,222	189,695	685,527	0.58%	0.45%
Global Green Bond Fund	98,598	89,552	9,046	0.50%	0.05%
Global Sustainable Equity Fund	4,341,193	—	4,341,193	0.80%	0.80%
International Sustainable Equity Fund	64,563	64,563	—	0.80%	— %

[1]	Management fee waivers are subject to possible recovery until December 31, 2025.
For the six months ended June 30, 2024, class-specific expenses have been reimbursed as follows:
	Reimbursement[1]
	Class A	Class C	Class N	Class Y	Total
Gateway Fund	$72,807	$ —	$ —	$ —	$72,807
Global Sustainable Equity Fund	7,117	2,378	—	169,958	179,453

[1]	Management fee waivers are subject to possible recovery until December 31, 2025.
53 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
In addition, Mirova US reimbursed non-class-specific expenses of International Sustainable Equity Fund in the amount of $20,250, for the six months ended June 30, 2024, which is subject to possible recovery until December 31, 2025.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended June 30, 2024, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway Fund	$887,450	$73,245	$219,735
Gateway Equity Call Premium Fund	2,970	1,452	4,355
Global Green Bond Fund	6,606	—	—
Global Sustainable Equity Fund	40,188	13,468	40,403
International Sustainable Equity Fund	776	—	—
For the six months ended June 30, 2024, Natixis Distribution refunded Gateway Fund $17,671 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
c. Administrative Fees. Natixis Advisors, LLC ("Natixis Advisors") provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended June 30, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Gateway Fund	$1,449,881
Gateway Equity Call Premium Fund	67,983
Global Green Bond Fund	8,891
Global Sustainable Equity Fund	244,568
International Sustainable Equity Fund	3,637
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
| 54

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
For the six months ended June 30, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Gateway Fund	$1,956,921
Gateway Equity Call Premium Fund	114,152
Global Green Bond Fund	12,902
Global Sustainable Equity Fund	396,362
International Sustainable Equity Fund	1,876
As of June 30, 2024, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway Fund	$52,752
Gateway Equity Call Premium Fund	3,116
Global Green Bond Fund	327
Global Sustainable Equity Fund	10,238
International Sustainable Equity Fund	37
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2024 were as follows:
Fund	Commissions
Gateway Fund	$4,770
Gateway Equity Call Premium Fund	580
Global Sustainable Equity Fund	787
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.
55 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
g. Affiliated Ownership. As of June 30, 2024, the percentage of each Fund’s net assets owned by Natixis and affiliates is as follows:
Percentage of Net Assets
Global Green Bond Fund
Natixis Sustainable Future 2015 Fund	1.71%
Natixis Sustainable Future 2020 Fund	1.58%
Natixis Sustainable Future 2025 Fund	2.31%
Natixis Sustainable Future 2030 Fund	3.90%
Natixis Sustainable Future 2035 Fund	3.15%
Natixis Sustainable Future 2040 Fund	2.59%
Natixis Sustainable Future 2045 Fund	2.07%
Natixis Sustainable Future 2050 Fund	0.98%
Natixis Sustainable Future 2055 Fund	0.73%
Natixis Sustainable Future 2060 Fund	0.61%
Natixis Sustainable Future 2065 Fund	0.14%
19.77%
International Sustainable Equity Fund
Natixis Sustainable Future 2015 Fund	1.17%
Natixis Sustainable Future 2020 Fund	1.47%
Natixis Sustainable Future 2025 Fund	2.75%
Natixis Sustainable Future 2030 Fund	6.17%
Natixis Sustainable Future 2035 Fund	8.19%
Natixis Sustainable Future 2040 Fund	10.04%
Natixis Sustainable Future 2045 Fund	10.60%
Natixis Sustainable Future 2050 Fund	11.60%
Natixis Sustainable Future 2055 Fund	9.98%
Natixis Sustainable Future 2060 Fund	8.28%
Natixis Sustainable Future 2065 Fund	1.90%
72.15%
Investment activities of affiliated shareholders could have material impacts on the Funds.
h. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Gateway Equity Call Premium Fund, Global Green Bond Fund, Global Sustainable Equity Fund and International Sustainable Equity Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2025, and is not subject to recovery under the expense limitation agreement described above.
For the six months ended June 30, 2024, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Gateway Equity Call Premium Fund	$566
Global Green Bond Fund	637
Global Sustainable Equity Fund	3,882
International Sustainable Equity Fund	667
7.Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
| 56

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
For the six months ended June 30, 2024, the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	$250,457	$20,277	$6,783	$1,794,430
Gateway Equity Call Premium Fund	943	461	566	118,430
Global Green Bond Fund	2,439	—	637	12,318
Global Sustainable Equity Fund	16,100	5,389	3,882	386,669
International Sustainable Equity Fund	423	—	667	2,704
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended June 30, 2024, International Sustainable Equity Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $1,500,000 at a weighted average interest rate of 6.43%. Interest expense incurred on the line of credit was $536.
10.Risk. The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Interest Expense. The Funds incur interest expense on cash (including foreign currency) overdrafts at the custodian bank, borrowings on the line of credit and, for Global Green Bond Fund, foreign currency debit balances at brokers. Interest expense incurred for the six months ended June 30, 2024 is reflected on the Statements of Operations.
12.Excise Tax Expense. During the six months ended June 30, 2024, Global Green Bond Fund paid excise tax on undistributed income under IRC Section 4892 in the amount of $1,413. The custodian bank and Natixis Advisors have each reimbursed the Fund equally for the entire amount of the tax due. There is no impact to net expenses.
13.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Gateway Equity Call Premium Fund	2	56.74%	—	56.74%
Global Green Bond Fund	3	42.50%	19.77%	62.27%
Global Sustainable Equity Fund	1	23.99%	—	23.99%
International Sustainable Equity Fund	1	18.89%	72.15%	91.04%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are
57 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
14.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Gateway Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	630,579	$26,434,522	2,250,045	$86,681,548
Issued in connection with the reinvestment of distributions	37,896	1,622,336	125,258	4,809,810
Redeemed	(4,650,108)	(194,909,020)	(7,534,909)	(286,159,321)
Net change	(3,981,633)	$(166,852,162)	(5,159,606)	$(194,667,963)
Class C
Issued from the sale of shares	44,448	$1,847,598	114,571	$4,344,276
Issued in connection with the reinvestment of distributions	256	10,729	895	32,579
Redeemed	(264,034)	(10,929,377)	(766,764)	(29,081,970)
Net change	(219,330)	$(9,071,050)	(651,298)	$(24,705,115)
Class N
Issued from the sale of shares	1,563,811	$65,283,690	8,389,514	$319,637,421
Issued in connection with the reinvestment of distributions	19,953	856,230	60,632	2,345,713
Redeemed	(5,753,564)	(242,721,661)	(5,712,741)	(218,129,967)
Net change	(4,169,800)	$(176,581,741)	2,737,405	$103,853,167
Class Y
Issued from the sale of shares	8,998,433	$377,213,276	20,635,979	$787,928,953
Issued in connection with the reinvestment of distributions	391,308	16,781,247	990,545	38,109,137
Redeemed	(11,916,815)	(498,778,009)	(37,090,574)	(1,407,466,641)
Net change	(2,527,074)	$(104,783,486)	(15,464,050)	$(581,428,551)
Decrease from capital share transactions	(10,897,837)	$(457,288,439)	(18,537,549)	$(696,948,462)
| 58

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
14.Capital Shares (continued).

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Gateway Equity Call Premium Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	62,633	$1,117,113	84,354	$1,368,426
Issued in connection with the reinvestment of distributions	343	6,272	798	12,817
Redeemed	(46,152)	(827,139)	(74,070)	(1,204,008)
Net change	16,824	$296,246	11,082	$177,235
Class C
Issued from the sale of shares	—	$ —	4,953	$78,355
Issued in connection with the reinvestment of distributions	7	120	26	383
Redeemed	(2,637)	(47,201)	(3,155)	(49,339)
Net change	(2,630)	$(47,081)	1,824	$29,399
Class N
Issued from the sale of shares	272	$4,868	935	$15,187
Issued in connection with the reinvestment of distributions	64	1,166	152	2,435
Redeemed	(298)	(5,328)	(1,073)	(17,026)
Net change	38	$706	14	$596
Class Y
Issued from the sale of shares	2,895,870	$51,291,662	8,360,297	$130,743,512
Issued in connection with the reinvestment of distributions	22,766	415,777	50,292	810,357
Redeemed	(1,538,861)	(27,540,488)	(2,062,972)	(32,893,310)
Net change	1,379,775	$24,166,951	6,347,617	$98,660,559
Increase from capital share transactions	1,394,007	$24,416,822	6,360,537	$98,867,789

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Global Green Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	82,926	$696,734	169,471	$1,388,780
Issued in connection with the reinvestment of distributions	—	—	12,026	102,943
Redeemed	(56,694)	(475,125)	(226,585)	(1,859,391)
Net change	26,232	$221,609	(45,088)	$(367,668)
Class N
Issued from the sale of shares	182,363	$1,539,971	284,123	$2,354,569
Issued in connection with the reinvestment of distributions	—	—	18,082	155,506
Redeemed	(79,720)	(672,625)	(128,179)	(1,053,990)
Net change	102,643	$867,346	174,026	$1,456,085
Class Y
Issued from the sale of shares	236,024	$1,991,971	887,228	$7,320,787
Issued in connection with the reinvestment of distributions	—	—	59,917	514,685
Redeemed	(354,580)	(2,997,696)	(915,050)	(7,572,748)
Net change	(118,556)	$(1,005,725)	32,095	$262,724
Increase from capital share transactions	10,319	$83,230	161,033	$1,351,141
59 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
14.Capital Shares (continued).

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Global Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	115,391	$2,234,334	319,563	$5,279,594
Issued in connection with the reinvestment of distributions	258	5,020	3,686	64,954
Redeemed	(150,703)	(2,882,067)	(527,507)	(8,697,376)
Net change	(35,054)	$(642,713)	(204,258)	$(3,352,828)
Class C
Issued from the sale of shares	26,071	$495,896	47,265	$745,422
Issued in connection with the reinvestment of distributions	74	1,363	179	2,743
Redeemed	(83,126)	(1,504,624)	(202,619)	(3,155,603)
Net change	(56,981)	$(1,007,365)	(155,175)	$(2,407,438)
Class N
Issued from the sale of shares	1,643,336	$31,158,160	4,330,117	$73,586,288
Issued in connection with the reinvestment of distributions	3,752	73,695	85,975	1,543,909
Redeemed	(1,207,670)	(23,624,891)	(3,580,470)	(59,873,794)
Net change	439,418	$7,606,964	835,622	$15,256,403
Class Y
Issued from the sale of shares	2,984,221	$57,964,077	13,419,204	$222,142,090
Issued in connection with the reinvestment of distributions	9,211	180,912	208,375	3,736,457
Redeemed	(9,076,901)	(181,126,925)	(13,483,041)	(227,342,858)
Net change	(6,083,469)	$(122,981,936)	144,538	$(1,464,311)
Increase (decrease) from capital share transactions	(5,736,086)	$(117,025,050)	620,727	$8,031,826

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
International Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	6,667	$82,764	19,700	$225,337
Issued in connection with the reinvestment of distributions	15	190	534	6,318
Redeemed	(6,732)	(84,300)	(38,003)	(432,287)
Net change	(50)	$(1,346)	(17,769)	$(200,632)
Class N
Issued from the sale of shares	154,201	$1,876,543	267,242	$3,026,216
Issued in connection with the reinvestment of distributions	295	3,652	11,672	138,982
Redeemed	(56,317)	(684,240)	(100,009)	(1,125,587)
Net change	98,179	$1,195,955	178,905	$2,039,611
Class Y
Issued from the sale of shares	83,011	$1,036,118	369,510	$4,224,686
Issued in connection with the reinvestment of distributions	22	273	1,027	12,197
Redeemed	(181,669)	(2,111,977)	(21,082)	(227,343)
Net change	(98,636)	$(1,075,586)	349,455	$4,009,540
Increase (decrease) from capital share transactions	(507)	$119,023	510,591	$5,848,519
| 60

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers (the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of questionnaires distributed throughout the year on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2024. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, implementation of tailored shareholder reports and amendments to the Names Rule, as well as from monitoring proposed rules, such as those relating to privacy and cybersecurity, environmental, social, and governance-specific regulatory changes, and vendor oversight.
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For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2023, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Gateway Fund	52%	66%	80%
Gateway Equity Call Premium Fund	19%	9%	15%
Mirova Global Green Bond Fund	33%	86%	89%
Mirova Global Sustainable Equity Fund	78%	43%	19%
Mirova International Sustainable Equity Fund	73%	97%	61%
In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the majority of the Funds in the Fund’s category do not have a comparable mandate and so have a significantly different investible universe; (3) that the Fund’s longer-term (three-year and five-year) performance was stronger relative to its category; (4) that the Fund’s more recent relative performance (i.e., for periods ending March 31, 2024) had improved; (5) that the Fund’s shorter term (one-year) performance was stronger relative to its category; (6) that the Fund’s long-term (ten-year) performance remains strong relative to its category; (7) that the Fund’s performance for recent (though not necessarily the most recent) calendar years was stronger relative to its category; (8) that the Fund’s performance had been consistent with its investment objective, such that its performance relative to its category would be expected to lag in certain market conditions; and (9) that the Fund’s average annualized total returns (not including any applicable sales charge) for a more recent period (i.e., for the three-month period ended December 31, 2023) were favorable relative to the Fund’s benchmark index. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including
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the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for all of the Funds under their expense limitation agreements. The Trustees also noted that the total advisory fee rate for Gateway Fund, Gateway Equity Call Premium Fund, Mirova Global Green Bond Fund, and Mirova Global Sustainable Equity Fund was at or below the median of its peer group of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees noted that the Mirova International Sustainable Equity Fund had an advisory fee rate that was above the median of its peer group of Funds. In this regard, the Trustees considered the factors that management believed justified such a relatively higher advisory fee rate, including: (1) that the advisory fee was only five basis points higher than the median of a peer group of funds; and (2) that the Fund’s net overall expense ratio was at the median of its peer group of funds.
The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that Gateway Fund had breakpoints in its advisory fees and that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment certain Advisers had made into their businesses.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and adverse developments affecting the financial services industry generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.
• So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
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• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2025.
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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 8/30/2025
5890240.2.1
LSAF58SA-0624
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.

(a) (2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a) (3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2024

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 21, 2024